J.P. MORGAN MUTUAL FUND TRUST

JPMorgan Liquid Assets Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan Treasury Plus Money Market Fund

522 Fifth Avenue
New York, New York 10036

(each a "JPMorgan Fund" and, collectively, the "JPMorgan Funds")

ONE GROUP® MUTUAL FUNDS

One Group U.S. Government Securities Money Market Fund

1111 Polaris Parkway
Columbus, Ohio 43271-1235

("One Group U.S. Government Securities Fund"
and, collectively with JPMorgan Funds, the "Acquired Funds")

Special Meeting of Shareholders to be held January 20, 2005

Dear Shareholder:

I am writing to ask for your vote on an important matter concerning your investment in the Acquired Funds ("Your Fund"). If Your Fund is one of the JPMorgan Funds, Your Fund's Board of Trustees called a special meeting of shareholders of Your Fund scheduled for Thursday, January 20, 2005, at the offices of J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036, at 9.00 a.m., Eastern time. If Your Fund is the One Group U.S. Government Securities Fund, Your Fund's Board of Trustees called a special meeting of shareholders of Your Fund scheduled for Thursday, January 20, 2005, at the offices of J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036, at 9.00 a.m., Eastern time. Your Fund's special meeting is referred to as the "Meeting."

The purpose of the Meeting is to seek shareholder approval for a number of fund reorganizations, which are among a series of initiatives that the Trustees of One Group Mutual Funds ("One Group Funds") and J.P. Morgan Mutual Fund Trust have recently undertaken. These initiatives follow the July 1, 2004 merger of Bank One Corporation, the former corporate parent of Banc One Investment Advisors Corporation ("BOIA"), One Group Dealer Services, Inc. (the "Distributor"), and One Group Administrative Services, Inc. ("OGA") (investment advisor, distributor and administrator, respectively, to the One Group Funds), into JPMorgan Chase & Co., the corporate parent of J.P. Morgan Investment Management Inc. ("JPMIM") (which serves as investment adviser to each series of the J.P. Morgan Mutual Fund Trust). JPMorgan Chase Bank is the administrator, shareholder servicing agent and custodian to the JPMorgan Funds. As a consequence of the merger, on that date BOIA, OGA and the Distributor became affiliates of both JPMIM and JPMorgan Chase Bank. BOIA and JPMIM, however, will continue as separate investment advisory entities, for the foreseeable future, and will continue to provide investment advisory services to the One Group Funds and the JPMorgan Funds, respectively.

Under separate cover, you will also be receiving a proxy statement seeking your approval for certain initiatives relating to, among other things, (i) the election of trustees, (ii) the approval of a proposed Plan of Reorganization and Redomiciliation pursuant to which Your Fund will redomicile into a newly formed Delaware statutory trust in the event that the reorganization initiative for Your Fund contained in these materials is not approved by shareholders, (iii) the approval of certain amendments to Your Fund's organizational documents (One Group U.S. Government Securities Fund shareholders only) and (iv) changing certain fundamental investment restrictions and policies of the Funds. It is important that you vote both proxies.

As a result of these new affiliations, steps to integrate to the greatest extent possible the operations of the One Group Mutual Funds and the JPMorgan Funds have been actively considered over the course of several months in order to take advantage of potential operational and administrative efficiencies and to eliminate overlapping and duplicative product offerings. At meetings held in August 2004, BOIA and OGA made proposals to the Board of Trustees of One Group Mutual Funds and JPMIM and JPMorgan Chase Bank made proposals to the Boards of the JPMorgan Funds in order to seek to achieve these goals.

On August 19, 2004, the Boards of Trustees of the JPMorgan Funds, and on August 12, 2004, the Board of Trustees of One Group Mutual Funds, each approved a series of initiatives that are designed to: (1) integrate the operations of the two fund complexes; (2) streamline the operations and product offerings of the two fund complexes; and (3) take advantage of potential economies of scale that may result. The integration of the two fund complexes will include, among other things, (1) electing a single board of trustees and appointing common senior officers; (2) adopting a common fee structure; (3) eliminating overlapping or duplicative funds; (4) redomiciling to a single jurisdiction and single form of declaration of trust; (5) proposing certain changes to fundamental investment restrictions and policies of some of the JPMorgan Funds and all other One Group Funds; (6) engaging a common set of service providers; and (7) conforming redemption fee practices. These initiatives are being implemented in a series of steps, the majority of which are expected to be effective February 19, 2005. BOIA, JPMIM, OGA and the Distributor have contractually agreed to waive or reduce their fees or reimburse the expenses of each class of shares of the One Group Mutual Funds and JPMorgan Funds, as needed, in order to ensure that for the Acquired Funds, the net expense level for each share class of the funds following the mergers is at least as low as the contractual net expense level currently in effect for those share classes, if not lower, except for a 0.01% increase in the net expense ratio of the Agency Class of the JPMorgan Treasury Plus Money Market Fund, as a result of the implementation of a common pricing structure, regardless of whether the Reorganization is approved. These contractual fee waivers and/or reimbursements will stay in effect for at least one year from February 19, 2005.

While not all do, a number of critical steps to implement these initiatives require shareholder approval. The attached Proxy Statement/Prospectus seeks your approval of the following proposal that will be considered at the Meeting:

1.  To approve or disapprove a proposed Agreement and Plan of Reorganization for Your Fund ("Reorganization Agreement"), pursuant to which Your Fund will transfer all of its assets and liabilities to the corresponding series of the One Group Funds listed opposite Your Fund's name in the following chart in exchange for shares of the corresponding fund (each a "Reorganization" and, collectively, the "Reorganizations"):

Acquired Fund	Corresponding One Group Mutual Fund ("Acquiring Fund")
JPMorgan Liquid Assets Money Market Fund	One Group Prime Money Market Fund

JPMorgan Treasury Plus Money Market Fund	One Group U.S. Treasury Securities Money Market Fund

JPMorgan U.S. Government Money Market Fund & One Group U.S. Government Securities Money Market Fund	One Group Government Money Market Fund

  If the relevant Reorganization is approved by shareholders then, effective February 19, 2005, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund and One Group Government Money Market Fund will be renamed JPMorgan Liquid Assets Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund and JPMorgan U.S. Government Money Market Fund, respectively.

  If the relevant Reorganization is not approved by shareholders then, effective February 19, 2005, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund, One Group Government Money Market Fund, and One Group U.S. Government Securities Money Market Fund will be renamed JPMorgan Cash Reserves Money Market Fund, JPMorgan U.S. Treasury Securities Money Market Fund, JPMorgan Government Money Market Fund, and JPMorgan U.S. Government Securities Money Market Fund, respectively.

  If the Reorganization pertaining to Your Fund is approved by shareholders, you will become a shareholder of the corresponding Acquiring Fund on the date the Reorganization occurs. No sales charges or redemption fees will be imposed as a result of the Reorganization. The Reorganizations are intended to be tax-free reorganizations for Federal income tax purposes; and

2.  To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

After careful consideration, the Board of Trustees of the J.P. Morgan Mutual Fund Trust recommends that shareholders of JPMorgan Funds vote "FOR" the proposal and the Board of Trustees of the One Group Funds recommends that shareholders of the One Group U.S. Government Securities Fund vote "FOR" the proposal.

A Proxy Statement/Prospectus that describes the Reorganizations is enclosed. Your vote is very important to us regardless of the number of shares you own. Whether or not you plan to attend the Meeting in person, please read the Proxy Statement/Prospectus and cast your vote promptly. It is important that your vote be received by and no later than the time of the Meeting on January 20, 2005. You may cast your vote by completing, signing, and returning the enclosed proxy card by mail in the envelope provided. If you have any questions, before you vote, please call (800) 762-8415 (JPMorgan Funds Shareholders) or (800) 762-8449 (One Group U.S. Government Securities Fund Shareholders). We will get you the answers that you need promptly.

In addition to voting by mail you may also vote by either telephone or via the Internet, as follows:

To vote by Telephone:		To vote by Internet:
(1	) Read the Proxy Statement/Prospectus and have your proxy card at hand.	(1	) Read the Proxy Statement/Prospectus and have your proxy card at hand.

(2	) Call the 1-800 number that appears on your proxy card.	(2	) Go to the website on your proxy card.

(3	) Enter the control number set forth on the proxy card and follow the instructions.	(3	) Enter the control number set forth on the proxy card and follow the simple instructions.

We encourage you to vote by telephone or via the Internet by using the control number that appears on your enclosed proxy card. Use of telephone or Internet voting will reduce the time and costs associated with this proxy solicitation.

NOTE: You may receive more than one proxy package if you hold shares in more than one account. You must return separate proxy cards for separate holdings. We have provided pre-addressed return envelopes for each, which require no postage if mailed in the United States.

Sincerely,

George C. W. Gatch
President
J.P. Morgan Mutual Fund Trust and the One Group Funds

J.P. MORGAN MUTUAL FUND TRUST

JPMorgan Liquid Assets Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan Treasury Plus Money Market Fund

522 Fifth Avenue
New York, New York 10036

(each, a "JPMorgan Fund" and, collectively, the "JPMorgan Funds")

ONE GROUP® MUTUAL FUNDS

One Group U.S. Government Securities Money Market Fund

1111 Polaris Parkway
Columbus, Ohio 42371-1235

("One Group U.S. Government Securities Fund"
and, collectively with JPMorgan Funds, the "Acquired Funds")

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To Be Held on January 20, 2005

To the Shareholders of the Acquired Funds:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of JPMorgan Funds will be held at the offices of J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036, on Thursday, January 20, 2005, at 9:00 a.m., Eastern time, and that a Special Meeting of Shareholders of the One Group U.S. Government Securities Fund will be held at the offices of J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036, on Thursday, January 20, 2005, at 9:00 a.m., Eastern time (in either case, the "Meeting"), for the following purpose:

1.  To approve or disapprove Agreements and Plans of Reorganization (each a "Reorganization Agreement"), each providing for (i) the acquisition of all of the assets and assumptions of all of the liabilities of an Acquired Fund in exchange for shares of the corresponding Acquiring Fund opposite its name in the following chart (each a "Reorganization" and, collectively, the "Reorganizations") and (ii) the subsequent liquidation of the Acquired Fund; and

Acquired Fund	Corresponding One Group Mutual Fund ("Acquiring Fund")
JPMorgan Liquid Assets Money Market Fund	One Group Prime Money Market Fund

JPMorgan Treasury Plus Money Market Fund	One Group U.S. Treasury Securities Money Market Fund

JPMorgan U.S. Government Money Market Fund & One Group U.S. Government Securities Money Market Fund	One Group Government Money Market Fund

  If the relevant Reorganization is approved by shareholders then, effective February 19, 2005, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund and One Group Government Money Market Fund will be renamed JPMorgan Liquid Assets Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund and JPMorgan U.S. Government Money Market Fund, respectively.

  If the relevant Reorganization is not approved by shareholders then, effective February 19, 2005, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund, One Group Government Money Market Fund, and One Group U.S. Government Securities Money Market Fund will be renamed JPMorgan Cash Reserves Money Market Fund, JPMorgan U.S. Treasury Securities Money Market Fund, JPMorgan Government Money Market Fund, and JPMorgan U.S. Government Securities Money Market Fund, respectively.

2.  To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

Each Board of Trustees has fixed the close of business on October 27, 2004 as the record date for determination of shareholders entitled to notice of, and to vote at, the Meeting and any adjournments or postponements thereof.

EACH SHAREHOLDER WHO DOES NOT EXPECT TO ATTEND THE MEETING IN PERSON IS REQUESTED TO DATE, FILL IN, SIGN AND RETURN PROMPTLY THE ENCLOSED FORM OF PROXY IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES, OR TO FOLLOW THE INSTRUCTIONS ON THE PROXY CARD IN ORDER TO VOTE BY TELEPHONE OR INTERNET AS SOON AS POSSIBLE.

By Order of the Boards of Trustees of J.P. Morgan Mutual Fund Trust and One Group Mutual Funds,

Wayne H. Chan	Scott E. Richter

Secretary J.P. Morgan Mutual Fund Trust	Secretary One Group Mutual Funds

November 10, 2004

PROXY STATEMENT/PROSPECTUS

October 30, 2004

PROXY STATEMENT FOR:

J.P. Morgan Mutual Fund Trust

JPMorgan Liquid Assets Money Market Fund
JPMorgan Treasury Plus Money Market Fund
JPMorgan U.S. Government Money Market Fund

522 Fifth Avenue
New York, New York 10036

(each, a "JPMorgan Fund" and, collectively, the "JPMorgan Funds")

and

One Group® Mutual Funds

One Group U.S. Government Securities Money Market Fund

1111 Polaris Parkway
Columbus, Ohio 43271-1235

("One Group U.S. Government Securities Fund" and, collectively, with
JPMorgan Funds, the "Acquired Funds")

PROSPECTUS FOR:

One Group Mutual Funds
One Group Prime Money Market Fund
One Group U.S. Treasury Securities Money Market Fund
One Group Government Money Market Fund

1111 Polaris Parkway
Columbus, Ohio 43271-1235

This combined Proxy Statement and Prospectus ("Proxy Statement/Prospectus") is being furnished in connection with the solicitation of proxies by the Boards of Trustees (each a "Board") of J.P. Morgan Mutual Fund Trust and the One Group Mutual Funds ("One Group Funds") for Special Meetings of Shareholders of JPMorgan Liquid Assets Money Market Fund, JPMorgan Treasury Plus Money Market Fund, and JPMorgan U.S. Government Money Market Fund, each a series of J. P. Morgan Mutual Fund Trust, and One Group U.S. Government Securities Money Market Fund, a series of the One Group Mutual Funds (each a "Meeting" and collectively, the "Meetings"). The Meeting for JPMorgan Funds shareholders will be held on Thursday, January 20, 2005, at 9.00 a.m., Eastern time, at the offices of J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036, and the Meeting for the One Group U.S. Government Securities Fund shareholders will be held on Thursday, January 20, 2005, at 9.00 a.m. Eastern time, at the offices J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036.

At the Meetings, shareholders will be asked to consider and act upon the following proposal:

1.  To approve or disapprove Agreements and Plans of Reorganization (each a "Reorganization Agreement"), each providing for (i) the acquisition of all of the assets and assumption of all of the liabilities of an Acquired Fund in exchange for shares of the corresponding Acquiring Fund opposite its name in the following chart (each a "Reorganization" and collectively, the "Reorganizations"), and (ii) the subsequent liquidation of each Acquired Fund; and

i

Acquired Fund	Corresponding One Group Mutual Fund ("Acquiring Fund")
JPMorgan Liquid Assets Money Market Fund	One Group Prime Money Market Fund

JPMorgan Treasury Plus Money Market Fund	One Group U.S. Treasury Securities Money Market Fund

JPMorgan U.S. Government Money Market Fund & One Group U.S. Government Securities Money Market Fund	One Group Government Money Market Fund

  If the respective Reorganization is approved by shareholders then, effective February 19, 2005, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund and One Group Government Money Market Fund will be renamed JPMorgan Liquid Assets Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund and JPMorgan U.S. Government Money Market Fund, respectively.

  If the respective Reorganization is not approved by shareholders then, effective February 19, 2005, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund, One Group Government Money Market Fund, and One Group U.S. Government Securities Money Market Fund will be renamed JPMorgan Cash Reserves Money Market Fund, JPMorgan U.S. Treasury Securities Money Market Fund, JPMorgan Government Money Market Fund, and JPMorgan U.S. Government Securities Money Market Fund, respectively.

2.  To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.

Each Reorganization Agreement contemplates the transfer of all of the assets and the assumption of all of the liabilities of an Acquired Fund in exchange for shares of the corresponding Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund. Each Acquired Fund would then distribute to its shareholders the portion of the shares of the corresponding Acquiring Fund to which each such shareholder is entitled. This would result in the liquidation of the Acquired Fund.

Under each proposed Reorganization Agreement, each shareholder of an Acquired Fund would be entitled to receive shares of the corresponding Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund held by that shareholder, as of the close of business on the business day of the closing of the Reorganization. You are being asked to approve a Reorganization Agreement pursuant to which the Reorganization transaction would be accomplished. Because shareholders of the Acquired Funds are being asked to approve a transaction that will result in their holding shares of the Acquiring Funds, which are series of the One Group Funds, this Proxy Statement also serves as a Prospectus for the Acquiring Funds.

Share classes of the Acquired Funds. Each of the JPMorgan Funds offers Agency, Institutional, Morgan, and Premier Classes of shares. In addition, to those four classes of shares, JPMorgan Treasury Plus Money Market Fund offers a fifth class of shares called Reserve Class shares.

One Group U.S. Government Securities Money Market Fund offers two classes of shares: A and I.

Share classes of the Acquiring Funds. One Group Prime Money Market Fund offers nine classes of shares: Agency, B, C, Capital, Institutional, Investor (currently known as Class I), Morgan, Premier, and Reserve (currently known as Class A).

One Group U.S. Treasury Securities Money Market Fund offers eight classes of shares: Agency, B, C, Institutional, Investor (currently known as Class I), Morgan, Premier, and Reserve (currently known as Class A).

One Group Government Money Market Fund offers six classes of shares: Agency (currently known as Administrative), Capital (currently known as Class I), Institutional, Morgan, Premier (currently known as Class S), and Reserve.

Effects on share classes of proposed Reorganization. If a Reorganization is approved by shareholders of an Acquired Fund, holders of shares in the Acquired Fund will receive shares in the share class of the Acquiring Fund set forth opposite the relevant Acquired Fund share class in the following table:

Acquired Fund Share Class	Acquiring Fund Share Class
JPMorgan Liquid Assets Money Market Fund	One Group Prime Money Market Fund

Agency	Agency

Institutional	Capital

Morgan	Morgan

Premier	Premier

JPMorgan Treasury Plus Money Market Fund	One Group U.S. Treasury Securities Money Market Fund

Agency	Agency

Institutional	Institutional

Morgan	Morgan

Premier	Premier

Reserve	Reserve

JPMorgan U.S. Government Money Market Fund	One Group Government Money Market Fund

Agency	Agency

Institutional	Institutional

Morgan	Morgan

Premier	Premier

One Group U.S. Government Securities Money Market Fund	One Group Government Money Market Fund

A	Reserve

I	Premier

The Reorganizations are being structured as Federal tax-free reorganizations. See "INFORMATION ABOUT THE REORGANIZATIONS-Federal Income Tax Consequences." Shareholders should consult their tax advisors to determine the actual impact of a Reorganization in light of their individual tax circumstances.

JPMorgan Funds and the One Group Funds are each series of open-end management investment companies. The investment objectives and primary investment strategies of each of the Acquired Funds are similar to those of their corresponding Acquiring Funds. There are, however, certain differences in investment policies, which are described under "COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE FUNDS" in this Proxy Statement/Prospectus.

This Proxy Statement/Prospectus, which should be retained for future reference, sets forth concisely the information about the Acquiring Funds that a prospective investor should know before investing. A Statement of Additional Information ("SAI") dated October 30, 2004 relating to this Proxy Statement/Prospectus and the Reorganizations is incorporated by reference into this Proxy Statement/Prospectus. You may receive a copy of the SAI relating to this Proxy Statement/Prospectus without charge by contacting the One Group Funds (800) 480-4111, or writing to the One Group Funds at 1111 Polaris Parkway, Columbus, Ohio 43271-1235.

For more information regarding JPMorgan Funds, see the prospectuses and SAI for JPMorgan Liquid Assets Money Market Fund dated December 29, 2003, JPMorgan U.S. Government Money Market Fund dated December 29, 2003, and JPMorgan Treasury Plus Money Market Fund dated December 29, 2003 which have been filed with the Securities and Exchange Commission ("SEC") and which are incorporated herein by reference. For more information regarding the One Group U.S. Government Securities Fund, see the prospectuses and SAI for One Group U.S. Government Securities Money Market Fund dated October 29, 2004, which have been filed with the SEC and are incorporated by reference. Each annual report and semi-annual report for JPMorgan Funds dated August 31, 2003 and February 29, 2004, respectively, and the annual report for the One Group U.S. Government Securities Fund for the twelve months ended June 30, 2004 each of which highlights certain important information such as investment results and financial information have been filed with the SEC and are incorporated herein by reference. You may receive a copy of the prospectuses, SAI, annual reports and semi-annual reports of JPMorgan Funds without charge by calling (800) 348-4782 or by writing to the address of JPMorgan Funds listed on the cover page of this Proxy Statement/Prospectus. You may receive a copy of the prospectuses, SAI, or annual report of the One Group U.S. Government Securities Fund without charge by calling (800) 480-4111 or by writing to the address of the One Group Funds at the address listed on the cover page of this Proxy Statement/Prospectus.

For more information regarding One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund and One Group Government Money Market Fund, see the prospectuses and SAI for each of the Funds dated October 29, 2004, which have been filed with the SEC. The annual reports for the twelve month period ended June 30, 2004, which highlight certain important information such as investment results and financial information, have been filed with the SEC. You may receive a copy of the prospectuses, SAIs and annual reports without charge by contacting the One Group Mutual Funds at (800) 480-4111 or by writing the One Group Mutual Funds at 1111 Polaris Parkway, Columbus, Ohio 43271-1235.

In addition, you can copy and review any of the above-referenced documents at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090. Reports and other Information about each of the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 450 Fifth Street, Washington D.C. 20549-0102.

Accompanying this Proxy Statement/Prospectus as Appendix B is a copy of the form of Reorganization Agreement pertaining to each transaction.

AN INVESTMENT IN AN ACQUIRED FUND IS NOT A DEPOSIT OF JPMORGAN CHASE & CO. OR ANY OF ITS AFFILIATES OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THE FUNDS AS AN INVESTMENT OR DETERMINED WHETHER THIS PROXY STATEMENT/PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROPOSAL NO. 1

APPROVAL OF THE AGREEMENTS AND PLANS OF REORGANIZATION

COMMON QUESTIONS AND ANSWERS ABOUT THE PROPOSED REORGANIZATIONS

Q.  How will a Reorganization affect me?

A.  Under the terms of each Reorganization, the assets of an Acquired Fund will be combined with those of the corresponding Acquiring Fund and you will become a shareholder of the Acquiring Fund. Following the Reorganization, you will receive shares of the corresponding Acquiring Fund set forth opposite the relevant Acquired Fund of the share class set forth opposite the class you hold in the following table that are equal in aggregate net asset value to the shares of the Acquired Fund that you held immediately prior to the closing of a Reorganization.

Acquired Fund Share Class	Acquiring Fund Share Class
JPMorgan Liquid Assets Money Market Fund	One Group Prime Money Market Fund

Agency	Agency

Institutional	Capital

Morgan	Morgan

Premier	Premier

JPMorgan Treasury Plus Money Market Fund	One Group U.S. Treasury Securities Money Market Fund

Agency	Agency

Institutional	Institutional

Morgan	Morgan

Premier	Premier

Reserve	Reserve

JPMorgan U.S. Government Money Market Fund	One Group Government Money Market Fund

Agency	Agency

Institutional	Institutional

Morgan	Morgan

Premier	Premier

One Group U.S. Government Securities Money Market Fund	One Group Government Money Market Fund

A	Reserve

I	Premier

Q.  Why is each Reorganization being recommended?

A.  On July 1, 2004, Bank One Corporation, the former corporate parent of Banc One Investment Advisors Corporation ("BOIA"), One Group Dealer Services, Inc. (the "Distributor"), and One Group Administrative Services, Inc. ("OGA"), merged into JPMorgan Chase & Co. BOIA, the Distributor and OGA are the investment advisor, the distributor and the administrator, respectively, to the One Group Mutual Funds. As a consequence of the merger, on that date, BOIA, OGA and the Distributor became affiliates of both J.P. Morgan Investment Management Inc. ("JPMIM") and JPMorgan Chase Bank. JPMIM is the investment adviser to the JPMorgan Funds, and JPMorgan Chase Bank is the administrator, shareholder servicing agent and custodian to the JPMorgan Funds.

As a result of these new affiliations, steps to integrate to the greatest extent possible the operations of One Group Mutual Funds and JPMorgan Funds have been actively considered over the course of the past several months in order to take advantage of potential operational and administrative efficiencies and to eliminate overlapping or duplicative product offerings. BOIA and JPMIM, however, will continue as separate investment advisory entities for the foreseeable future, and will continue to provide investment advisory services to the One Group Funds and the JPMorgan Funds, respectively.

The Acquired Funds and the corresponding Acquiring Funds have similar investment objectives and policies, as described in detail below. The Reorganizations will result in combining the assets of these Funds and consolidating their operations.

Also see below for a discussion regarding any impact on the fees that you will pay.

Q.  How will the Reorganizations affect the fees to be paid by the JPMorgan Funds, and how do they compare to the fees payable by the One Group Funds?

The Reorganizations by themselves will not affect the contractual fees to be paid by the JPMorgan Funds or the One Group Funds. However, other components of the integration efforts approved by the Boards of the One Group Funds and the JPMorgan Funds in August 2004 will result in changes to the fees for both the JPMorgan Funds and the One Group Funds, regardless of whether the Reorganizations are approved.

On August 19, 2004, the Boards of Trustees of the JPMorgan Funds, and on August 12, 2004, the Board of Trustees of the One Group Funds each approved a series of proposals designed to facilitate the integration of the One Group Funds with the JPMorgan Funds into a single fund family in which all of the funds have a common pricing structure. As a result of this change, investment advisory fees between the two complexes were standardized, a common asset-based, complex-wide administration fee schedule was adopted to apply to the newly-expanded fund complex, shareholder servicing fees were standardized by class and a common commission and CDSC schedule was adopted. In addition, the number of money market share classes available for purchase was reduced from eighteen to a maximum of ten share classes. In order to achieve consistent pricing across share classes, in some instances, total gross contractual fees increase whereas, in other cases, total gross contractual fees decrease.

The investment adviser, OGA and the Distributor have, however, contractually agreed to waive fees or reduce their fees or reimburse expenses for at least one year following the Reorganizations in an amount that would ensure that the lowest net expense rate is maintained, except for a 0.01% increase in the net expense ratio of the Agency Class shares of the JPMorgan Treasury Plus Money Market Fund.

Pro forma and expense information is included for your reference in this Proxy Statement/Prospectus.

Q.  Will I have to pay any sales load, commission, redemption fee, or other transactional fee in connection with a Reorganization?

A.  No. The full value of your shares of the Acquired Funds will be exchanged for shares of the indicated class of the corresponding Acquiring Funds without any sales load, commission, redemption fee, or other transactional fee being imposed. JPMIM and BOIA will bear all of the expenses of the Funds in connection with each Reorganization, except for brokerage fees and brokerage expenses associated with each Reorganization which will be borne by the Funds.

Q.  Will I have to pay any Federal income taxes as a result of a Reorganization?

A.  Each transaction is intended to qualify as a tax-free reorganization for Federal income tax purposes. Assuming a Reorganization qualifies for such treatment, shareholders will not recognize taxable gain or loss as a result of the Reorganization. As a condition to the closing of each Reorganization, each Acquired Fund will receive an opinion of legal counsel to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. You should separately consider any state, local and other tax consequences in consultation with your tax advisor. Opinions of legal counsel are not binding on the Internal Revenue Service or the courts.

Q.  What happens if a Reorganization Agreement is not approved?

A.  While you are being asked to consider a Reorganization, shareholders of the Acquiring Funds are simultaneously being asked to consider, among other things, (i) the reorganization and redomiciliation of the Acquiring Funds as series of JPMorgan Trust II, a newly-created Delaware statutory trust, and (ii) changes to certain of the fundamental investment restrictions and policies of the Acquiring Funds. If shareholders of an Acquiring Fund approve the reorganization and redomiciliation, and shareholders of the One Group Mutual Funds approve a respective Reorganization, immediately following the closing of the Reorganization, the Acquiring Fund will be reorganized and redomiciled as a series of JPMorgan Trust

II. Thus, if shareholders in your fund approve this series of transactions, you will become a shareholder of a series of JPMorgan Trust II immediately following the closing of the Reorganization. If, on the other hand, shareholders of an Acquired Fund approve a Reorganization, but shareholders of the One Group Mutual Funds do not approve the reorganization and redomiciliation of their fund, following the Reorganization the Acquiring Fund will remain a series of One Group Mutual Funds, a Massachusetts business trust, and you will become a shareholder of a series of the One Group Mutual Funds and not JPMorgan Trust II. The reorganizations and redomiciliations are described further below.

While the Acquired Funds and the Acquiring Funds currently have substantially similar fundamental investment restrictions and policies, to the extent shareholders of the Acquiring Funds approve changes to the fundamental investment restrictions of those funds, the fundamental investment restrictions and policies of the Acquired Funds may vary from the fundamental investment restrictions and policies of the Acquiring Funds. The proposed changes in the Acquiring Funds fundamental investment policies and/or restrictions are intended to simplify, streamline and standardize certain of the fundamental investment policies and/or restrictions of the funds to provide added flexibility to respond to future legal, regulatory, market or technical changes. See "SUMMARY-Comparison of Investment Objectives, Strategies and Principal Risks of Investing in the Funds" below for additional information on the proposed changes. Although the proposed changes to certain investment policies and/or restrictions of the Acquiring Funds will allow the Acquiring Funds greater flexibility to respond to future investment opportunities, BOIA has indicated to the Board of the Acquiring Funds that it does not anticipate that the changes, either individually or in the aggregate, will result in any material change in the level of investment risk associated with investing in the Acquiring Funds or the manner in which the Acquiring Funds are managed. Shareholders of the Acquiring Funds will be asked to vote on these proposals at shareholder meetings scheduled to be held January 20, 2005.

If a Reorganization Agreement is not approved by shareholders of an Acquired Fund, then you will remain a shareholder of the current series of your existing investment company. You will, however, become a shareholder of a newly formed Delaware statutory trust if the separate Plan of Reorganization and Redomiciliation of your Fund, contained in the separate proxy, is approved. You will remain a shareholder in your Fund as a series of its current investment company if neither a Reorganization Agreement nor the Plan of Reorganization is approved. Regardless of whether either reorganization is approved, the new pricing structure will be adopted.

SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and each Reorganization Agreement, the form of which is attached to this Proxy Statement/Prospectus as Appendix B.

Proposed Reorganizations

At meetings on August 19, 2004 and August 12, 2004, respectively, the Board of Trustees of the J.P. Morgan Mutual Fund Trust and the Board of Trustees of the One Group Funds approved the Reorganization Agreements. Subject to the approval of the shareholders of the Acquired Funds, the Reorganization Agreements provide for:

•  the transfer of all of the assets and assumption of all of the liabilities of an Acquired Fund in exchange for shares of the corresponding Acquiring Fund opposite its name in the following chart having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund held by that shareholder; and

Acquired Fund	Corresponding One Group Mutual Fund ("Acquiring Fund")
JPMorgan Liquid Assets Money Market Fund	One Group Prime Money Market Fund

JPMorgan Treasury Plus Money Market Fund	One Group U.S. Treasury Securities Money Market Fund

JPMorgan U.S. Government Money Market Fund & One Group U.S. Government Securities Money Market Fund	One Group Government Money Market Fund

•  the complete liquidation of the Acquired Funds.

The Reorganizations are scheduled to be effective after the close of business on February 18, 2005, or on a later date as the parties may agree ("Closing Date"). As a result of a Reorganization, each shareholder of an Acquired Fund will become the owner of the number of full and fractional shares of the corresponding Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Acquired Fund shares as of the close of business on the Closing Date.

Holders of Agency Class shares, Institutional Class shares (to be renamed Capital Class), Morgan Class shares, and Premier Class shares in JPMorgan Liquid Assets Money Market Fund will receive, respectively, Agency, Capital, Morgan, and Premier Class shares of One Group Prime Money Market Fund. The Agency, Capital, Morgan and Premier Classes are all newly created share classes of One Group Prime Money Market Fund.

Holders of Agency Class shares, Institutional Class shares, Morgan Class shares, Premier Class shares, and Reserve Class shares in JPMorgan Treasury Plus Money Market Fund will receive, respectively, Agency, Institutional, Morgan, Premier, and Reserve Class (currently known as Class A) shares of One Group U.S Treasury Securities Money Market Fund. Agency, Institutional, Morgan, and Premier Classes are all newly created share classes of One Group U.S. Treasury Securities Money Market Fund.

Holders of Agency Class shares, Institutional Class shares, Morgan Class shares, and Premier Class shares in JPMorgan U.S. Government Money Market Fund will receive, respectively, Agency (currently know as Administrative), Institutional, Morgan, and Premier (currently known as Class S) Class shares of One Group Government Money Market Fund. Institutional and Morgan Classes are newly created share classes of One Group Government Money Market Fund.

Holders of Class A shares and Class I shares in One Group U.S. Government Securities Money Market Fund will receive, respectively, Reserve and Premier Class (currently known as Class S) shares of One Group Government Money Market Fund. Reserve Class is a newly created Share Class of One Group Government Money Market Fund.

See "INFORMATION ABOUT THE REORGANIZATIONS" below. For more information about the characteristics of the classes of shares offered by the Funds see "SUMMARY-COMPARISON OF SALES LOAD, DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS" below as well as "How to Do Business with the Funds" in Appendix C.

For the reasons set forth below under "INFORMATION ABOUT THE REORGANIZATIONS-Reasons for the Reorganizations and Board Considerations," the Board of the J.P. Morgan Mutual Fund Trust, including all of the Trustees not deemed to be "interested persons" pursuant to Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act") ("Independent Trustees"), has concluded that the Reorganizations would be in the best interests of the shareholders of each of JPMorgan Funds and that the interests of shareholders of each of the JPMorgan Funds would not be diluted as a result of the Reorganizations and, therefore, has submitted the Reorganization Agreements for approval to the shareholders of JPMorgan Funds. The Board of Trustees of the One Group Funds, including all of the Independent Trustees, has concluded that the Reorganizations would be in the best interests of the One Group U.S. Government Securities Fund and that the interests of shareholders of the One Group U.S. Government Securities Fund would not be diluted as a result of the Reorganizations and, therefore, has submitted the One Group U.S. Government Securities Fund Reorganization Agreement for approval to the shareholders of One Group U.S. Government Securities Fund. The Board of Trustees of the One Group Funds recommends that shareholders of the One Group U.S. Government Securities Fund vote "FOR" the proposed Reorganization Agreement effecting the Reorganization, and the Board of Trustees of the J.P. Morgan Mutual Fund Trust recommends that shareholders of JPMorgan Funds vote "FOR" the proposed Reorganization Agreements effecting the Reorganizations. Each Board acts with respect only to the Funds that it oversees. Accordingly, the Board of the One Group Funds acts and makes determinations with respect to the One Group Funds and its shareholders, but not with respect to JPMorgan Funds or their shareholders; and the Board of J.P. Morgan Mutual Trust Fund acts and makes determinations with respect to JPMorgan Funds and their shareholders, but not with respect to the One Group Funds or its shareholders.

For each of the Acquired Funds, approval of the relevant Reorganization Agreement will require, if a quorum is present at the Meeting, the affirmative vote of a majority of the outstanding voting securities of the Acquired Fund, which is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Acquired Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Acquired Fund. See "VOTING INFORMATION" below.

Prior to completion of each Reorganization, each Acquired Fund will have received from Dechert LLP an opinion of  legal counsel to the effect that the respective Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. Accordingly, no gain or loss will be recognized by the Acquired Funds or their shareholders as a result of any Reorganization, and the aggregate tax basis of the Acquiring Fund shares received by each Acquired Fund shareholder will be the same as the aggregate tax basis of the shareholder's Acquired Fund shares. At any time prior to the consummation of a Reorganization, a shareholder may redeem shares. For more information about the Federal income tax consequences of the Reorganizations see "INFORMATION ABOUT THE REORGANIZATIONS-Federal Income Tax Consequences" below.

Effect of Proposed Reorganizations and Redomiciliation of One Group Funds

After carefully considering this and other proposals over the past several months, at a meeting held on August 12, 2004, the Board of Trustees of One Group Funds approved a Plan of Reorganization and Redomiciliation (the "One Group Redomiciliation Agreement") pursuant to which each Acquiring Fund would become a series of JPMorgan Trust II, a newly-created Delaware statutory trust. If shareholders of the One Group Funds approve the One Group Redomiciliation Agreement, all of the assets of the One Group Funds will be exchanged for a number of shares of a corresponding series of JPMorgan Trust II representing the same aggregate net asset value. If shareholders approve the One Group Redomiciliation Agreement, it is expected that the transfer would occur on or about February 18, 2005, immediately following the Reorganizations.

If shareholders of an Acquired Fund approve a Reorganization Agreement, and the shareholders of the One Group Funds approve the One Group Redomiciliation Agreement, shareholders of the Acquired Fund will become shareholders of a series of JPMorgan Trust II on or about February 18, 2005, immediately after the closing of the Reorganization. On the other hand, if shareholders of an Acquired Fund approve a Reorganization Agreement, but the shareholders of the One Group Funds do not approve the reorganization and redomiciliation of the Acquiring Fund, shareholders of the Acquired Fund will become shareholders of the Acquiring Fund upon the closing of the Reorganization and the One Group Fund will remain a series of One Group Mutual Funds, a Massachusetts business trust. The proposed redomiciliation is intended to be a tax-free event for Federal income tax purposes. Unless otherwise specifically noted, the series of JPMorgan Trust II into which the Acquiring Funds redomicile will be substantially similar to the Acquiring Funds.

Please note that JPMorgan Trust II is a Delaware statutory trust whereas J.P. Morgan Mutual Fund Trust and One Group Mutual Funds are Massachusetts business trusts. If both the reorganization and the redomiciliation of the Acquiring Funds are approved and completed, you will become a shareholder of a series of a Delaware statutory trust. Certain differences and similarities among the trusts discussed in this Proxy Statement/Prospectus are highlighted on Appendix F.

Comparison of Investment Objectives and Primary Investment Strategies

This section will help you compare the investment objectives and primary investment strategies of the Acquired Funds and the Acquiring Funds. Please be aware this is only a brief discussion. A chart providing a side-by-side comparison of the Funds and their investment objectives and primary investment strategies can be found in Appendix D. Some of the investment policies of each Fund are "fundamental investment policies" and others are "non-fundamental investment policies." Fundamental investment policies may only be changed by a vote of a Fund's shareholders, while a Fund's board of trustees generally has the ability to change non-fundamental policies without a shareholder vote. More information can be found in each Fund's prospectus.

JPMorgan Liquid Assets Money Market Fund and One Group Prime Money Market Fund

The investment objectives of each Fund are similar. The investment objective of JPMorgan Liquid Assets Money Market Fund is to maximize current income consistent with the preservation of capital and same-day liquidity. The investment objective of One Group Prime Money Market Fund is to seek current income with liquidity and stability of principal. The JPMorgan Liquid Assets Money Market Fund may change its investment objective without shareholder approval.

The primary investment strategies of each Fund are also similar. Both Funds invest in high quality, short-term money market instruments which are issued and payable in U.S. dollars. Each Fund's portfolio must also meet the requirements of Rule 2a-7 under the 1940 Act.

A primary difference between the Funds lies in their investment strategies. Although each Fund may invest in securities issued by companies in the financial services industry, One Group Prime Money Market Fund will invest, under normal circumstances, at least 25% of its total assets in such securities.

JPMorgan Treasury Plus Money Market Fund and One Group U.S. Treasury Securities Money Market Fund

The investment objectives of each Fund are similar. The investment objective of JPMorgan Treasury Plus Money Market Fund is to provide the highest possible level of current income while still maintaining liquidity and preserving capital. The investment objective of One Group U.S. Treasury Securities Money Market Fund is to seek current income with liquidity and stability of principal. The JPMorgan Treasury Plus Money Market Fund may change its investment objective without shareholder approval.

The primary investment strategies of each Fund are also similar. One Group U.S. Treasury Securities Money Market Fund has a fundamental policy that restricts it from purchasing securities other than U.S. Treasury bills, notes, and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by such obligations. JPMorgan Treasury Plus Money Market Fund has a non-fundamental policy to invest, under normal circumstances, exclusively in the same types of securities. In addition, both Funds invest in repurchase agreements fully collateralized by U.S. Treasury securities. Each Fund's portfolio must also meet the requirements of Rule 2a-7 under the 1940 Act.

A primary difference between the Funds relates to the dollar-weighted average maturity of the securities held by the Funds. Specifically, the average maturity on a dollar weighted basis of the securities held by JPMorgan Treasury Plus Money Market Fund is 60 days, while the average maturity on a dollar weighted basis of the securities held by One Group U.S. Treasury Securities Money Market Fund is no more than 90 days.

JPMorgan U.S. Government Money Market Fund, One Group U.S. Government Securities Money Market Fund, and One Group Government Money Market Fund

The investment objectives of each Fund are similar. The investment objective of JPMorgan U.S. Government Money Market Fund is to provide the highest possible level of current income while still maintaining liquidity and preserving capital. The investment objective of One Group U.S. Government Securities Money Market Fund is to seek high current income consistent with liquidity and stability of principal. The investment objective of One Group Government Money Market Fund is to seek to provide high current income with liquidity and stability of principal. The investment objective of JPMorgan U.S. Government Money Market Fund may be changed without shareholder approval.

The primary investment strategies of each Fund are similar. All three funds invest in securities issued by the U.S. government or by U.S. government agencies and instrumentalities and in repurchase agreements related to such securities. All securities purchased by the three funds must meet the requirements of Rule 2a-7 under the 1940 Act and have maturities of 397 days or less. JPMorgan U.S. Government Money Market Fund may invest significantly in securities with floating or variable rates of interest.

A primary difference among the Funds relates to the dollar-weighted average maturity of the securities held by the Funds. The dollar-weighted average maturity of the securities held by JPMorgan U.S. Government Money Market Fund will be no more than 60 days. In contrast, the dollar-weighted average maturity of the securities held by One Group Government Money Market Fund and One Group U.S. Government Securities Money Market Fund will be no more than 90 days.

Legal Proceedings

On June 29, 2004, BOIA entered into agreements with the Securities and Exchange Commission (the "SEC") and the New York Attorney General ("NYAG") in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In this connection, BOIA or its affiliates agreed to pay disgorgement and a civil money penalty in an aggregate amount of $50 million. The settlement agreement with the NYAG also requires BOIA to reduce its management fee for certain series of One Group Mutual Funds in the aggregate amount of approximately $8 million annually over the next five years. In addition, BOIA has agreed to undertakings relating to, among other things, governance and compliance initiatives. Of the One Group Funds involved in a Reorganization discussed in this Proxy Statement/Prospectus, only the One Group Government Bond Fund and One Group Equity Income Fund are subject to a reduced management fee as a result of the settlement with the NYAG. In addition to the matters involving the SEC and NYAG, various lawsuits have been filed against BOIA, the incumbent Trustees of the One Group Funds and various affiliates of BOIA. The lawsuits generally relate to the same facts that were the subject of the SEC order and NYAG settlement discussed above. These actions seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the One Group Funds' investment advisers and distributor, rescission of the distribution and service plans adopted under Rule 12b-1 of the 1940 Act, and attorneys' fees. It is possible that these matters and/or related developments may result in increased Fund redemptions and reduced sales of Fund shares, which could result in increased costs and expenses or otherwise adversely affect the Funds. For more information, see "Legal Proceedings and Additional Fee and Expense Information" below and Appendix A.

Comparison of Fees and Expenses

As noted earlier, the Reorganizations are but one part of a series of initiatives recommended by BOIA and JPMIM and approved by the Boards of the One Group Funds and the JPMorgan Funds. These initiatives are designed to: (1) integrate the operations of the two fund complexes; (2) streamline the operations and product offerings of the two fund complexes; and (3) take advantage of potential economies of scale that may result. The integration of the two fund complexes will include, among other things, adopting a common fee structure, eliminating overlapping or duplicative funds, redomiciling to a single jurisdiction and adopting a single form of declaration of trust, electing a single board of trustees and appointing common senior officers, proposing certain changes to fundamental investment restrictions and policies of some of the funds, engaging a common set of service providers, and conforming redemption fee practices. With the exception of the administration fee, the components of the common fee structure are set forth separately in the Annual Fund Operating Expense tables below.

These initiatives are being implemented in a series of steps, the majority of which are expected to be effective February 19, 2005. Collectively, these initiatives may result in potential economies of scale. Further, BOIA, JPMIM, the Distributor and OGA have contractually agreed to waive fees or reduce fees or reimburse expenses for at least one year following the Reorganizations in an amount that would result in a Total Net Annual Operating Expense level for each class of each Fund that is at least as low as the Total Net Annual Operating Expense level currently in effect except for a 0.01% increase in the net expense ratio of the Agency Share Class of the JPMorgan Treasury Plus Money Market Fund, regardless of whether the Reorganization is approved.

Because the various integration initiatives, including specifically the common fee structure, will be implemented effective February 19, 2005 (regardless of whether the Reorganization is approved by shareholders) the following tables (1) compare the estimated fees and expenses of each class of each Fund, as of February 19, 2005, giving effect to the implementation of all the integration initiatives, including the common fee structure, except the Reorganization, and (2) show the estimated fees and expenses for each class of the combined fund, on a pro forma basis, as if each Reorganization occurred on February 19, 2005.

The last footnote to each fee table presents each Fund's current operating expenses. In the context of the Reorganizations, this information is provided merely as a convenience to shareholders so that they may have a basis to compare a Fund's estimated operating expenses (as of February 19, 2005) with the Fund's current operating expenses. Shareholders should understand, however, that any such comparison is limited by the fact that the presentation of current operating expenses in this Proxy Statement/Prospectus does not include all disclosures relating to the waivers and/or expense reimbursements. That information can be found in each Fund's current prospectus.

JPMorgan Liquid Assets Money Market Fund and One Group Prime Money Market Fund

The Annual Fund Operating Expenses table and Example table shown below are both based on fees and expenses in effect for the period commencing February 19, 2005.

	JPMorgan Liquid Assets Money Market Fund	One Group Prime Money Market Fund	Pro Forma JPMorgan Liquid Assets Money Market Fund
	(Institutional Class)+	(Capital Class)+	(Capital Class)
Institutional Shares/Capital Class Shares
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None	None	None
Redemption Fees	None	None	None
Exchange Fees	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)++
Management Fee	0.08%	0.08%	0.08%
Distribution (Rule 12b-1) Fees	None	None	None
Shareholder Service Fees	0.10%	0.05%	0.05%
Other Expenses	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses	0.29%	0.24%	0.24%
Fee Waiver and/or Expense Reimbursement	(0.09)%[1]	(0.08)%[2]	(0.08)%[3]
Net Expenses	0.20%	0.16%	0.16%

+  Institutional Class will be renamed Capital Class. Capital Class is a newly created class of One Group Prime Money Market Fund. "Other Expenses" are based on estimates.

1  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees' deferred compensation plan) to 0.20% for Institutional Class Shares from February 19, 2005 through December 31, 2006.

2  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 0.16% for Capital Class shares from February 19, 2005 through October 31, 2006.

3  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 0.16% for Capital Class shares from February 19, 2005 through October 31, 2006.

++  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current annual fund operation expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Liquid Assets Money Market Fund	One Group Prime Money Market Fund
	(Institutional Class)	(Capital Class)*
Investment Advisory Fees	0.10%	N/A
Distribution (12b-1) Fees	None	N/A
Shareholder Service Fees	0.10%	N/A
Other Expenses	0.13%	N/A
Total Annual Fund Operating Expenses	0.33%	N/A
Fee Waiver and/or Expense Reimbursement	(0.13)%	N/A
Net Expenses	0.20%	N/A

*  The inception of Capital Class shares of One Group Prime Money Market Fund is expected to occur on or about February 18, 2005.

	JPMorgan Liquid Assets Money Market Fund	One Group Prime Money Market Fund	Pro Forma JPMorgan Liquid Assets Money Market Fund
	(Morgan Class)	(Morgan Class)+	(Morgan Class)
Morgan Class Shares
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None	None	None
Redemption Fees	None	None	None
Exchange Fees	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) (as a percentage of average net assets)++
Management Fee	0.08%	0.08%	0.08%
Distribution (Rule 12b-1) Fees	0.10%	0.10%	0.10%
Shareholder Service Fees	0.35%	0.35%	0.35%
Other Expenses	0.30%	0.11%	0.11%
Total Annual Fund Operating Expenses	0.83%	0.64%	0.64%
Fee Waiver/Expense Reimbursement	(0.24)%[1]	(0.05)%[2]	(0.05)%[3]
Net Expenses	0.59%	0.59%	0.59%

+  Morgan Class is a newly created class of One Group Prime Money Market Fund. "Other Expenses" are based on estimates

1  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees' deferred compensation plan) to 0.59% from February 19, 2005 through December 31, 2006.

2  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 0.59% from February 19, 2005 through October 31, 2006.

3  BOIA, the Distributor and OGA have contractually agreed to waive or limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 0.59% of the Fund's average daily net assets for Morgan Class shares from February 19, 2005 through October 31, 2006.

++  Expenses are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Liquid Assets Money Market Fund	One Group Prime Money Market Fund
	(Morgan Class)	(Morgan Class)*
Investment Advisory Fees	0.10%	N/A
Distribution (12b-1) Fees	0.10%	N/A
Shareholder Service Fees	0.35%	N/A
Other Expenses	0.32%	N/A
Total Annual Fund Operating Expenses	0.87%	N/A
Fee Waiver and/or Expense Reimbursement*	(0.28)%	N/A
Net Expenses	0.59%	N/A

*  The inception of Morgan Class shares of One Group Prime Money Market Fund is expected to occur on or about February 18, 2005.

	JPMorgan Liquid Assets Money Market Fund	One Group Prime Money Market Fund	Pro Forma JPMorgan Liquid Assets Money Market Fund
	(Premier Class)	(Premier Class)+	(Premier Class)
Premier Class Shares
SHAREHOLDER FEES (fees paid directly from your investment))
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None	None	None
Redemption Fees	None	None	None
Exchange Fees	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)++
Management Fee	0.08%	0.08%	0.08%
Distribution (Rule 12b-1) Fees	None	None	None
Shareholder Service Fees	0.30%	0.30%	0.30%
Other Expenses	0.14%	0.11%	0.11%
Total Annual Fund Operating Expenses	0.52%	0.49%	0.49%
Fee Waiver/Expense Reimbursement	(0.07)%[1]	(0.04)%[2]	(0.04)%[3]
Net Expenses	0.45%	0.45%	0.45%

+  Premier Class is a newly created class of One Group Prime Money Market Fund. "Other Expenses" are based on estimates.

1  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees' deferred compensation plan) to 0.45% from February 19, 2005 through December 31, 2006.

2  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 0.45% from February 19, 2005 through October 31, 2006.

3  BOIA, the Distributor and OGA have contractually agreed to waive or limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 0.45% of the Fund's average daily net assets for Premier Class shares from February 19, 2005 through October 31, 2006.

++  Expenses are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Liquid Assets Money Market Fund	One Group Prime Money Market Fund
	(Premier Class)	(Premier Class)*
Investment Advisory Fees	0.10%	N/A
Distribution (12b-1) Fees	None	N/A
Shareholder Service Fees	0.25%	N/A
Other Expenses	0.16%	N/A
Total Annual Fund Operating Expenses	0.51%	N/A
Fee Waiver and/or Expense Reimbursement	(0.06)%	N/A
Net Expenses	0.45%	N/A

*  The inception of Premier Class shares of One Group Prime Money Market Fund is expected to occur on or about February 18, 2005.

	JPMorgan Liquid Assets Money Market Fund	One Group Prime Money Market Fund	Pro Forma JPMorgan Liquid Assets Money Market Fund
	(Agency Class)	(Agency Class)+	(Agency Class)
Agency Shares (JPM)/Agency Class Shares (OG)
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None	None	None
Redemption Fees	None	None	None
Exchange Fees	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)++
Management Fee	0.08%	0.08%	0.08%
Distribution (Rule 12b-1) Fees	None	None	None
Shareholder Service Fees	0.15%	0.15%	0.15%
Other Expenses	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses	0.34%	0.34%	0.34%
Fee Waiver/Expense Reimbursement	(0.08)%[1]	(0.08)%[2]	(0.08)%[3]
Net Expenses	0.26%	0.26%	0.26%

+  Agency Class is a newly created class of One Group Prime Money Market Fund. "Other Expenses" are based on estimates.

1  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees' deferred compensation plan) to 0.26% from February 19, 2005 through December 31, 2006.

2  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 0.26% from February 19, 2005 through October 31, 2006.

3  BOIA, the Distributor and OGA have contractually agreed to waive or limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 0.26% of the Fund's average daily net assets for Agency Class shares from February 19, 2005 through October 31, 2006.

++  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current annual fund operation expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Liquid Assets Money Market Fund	One Group Prime Money Market Fund
	(Agency Class)	(Agency Class)*
Investment Advisory Fees	0.10%	N/A
Distribution (12b-1) Fees	None	N/A
Shareholder Service Fees	0.10%	N/A
Other Expenses	0.13%	N/A
Total Annual Fund Operating Expenses	0.33%	N/A
Fee Waiver and/or Expense Reimbursement	(0.07)%	N/A
Net Expenses	0.26%	N/A

*  The inception of Agency Class shares of One Group Prime Money Market Fund is expected to occur on or about February 18, 2005.

Example

 The following Example is intended to help you compare the cost of investing in JPMorgan Liquid Assets Money Market Fund, One Group Prime Money Market Fund and the Combined Fund.

The Example assumes that you invest $10,000 in each Fund and in the Combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you redeemed all of your shares at the end of each of the time periods shown. The example also assumes:

•  5% return each year,

•  net expenses through the expiration of each Fund's and the Combined Fund's contractual caps, respectively, and total annual operating expense thereafter, and

•  all dividends and distributions are reinvested

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Capital Shares

	1 Year	3 Years	5 Years	10 Years
JPMorgan Liquid Assets Money Market Fund[1]	$20	$76	$146	$352
One Group Prime Money Market Fund[1]	$16	$63	$121	$292
Pro Forma: JPMorgan Liquid Assets Money Market Fund[1]	$16	$63	$121	$292

  1  After fee waivers and/or expense reimbursements.

Morgan Shares

	1 Year	3 Years	5 Years	10 Years
JPMorgan Liquid Assets Money Market Fund[1]	$60	$220	$416	$984
One Group Prime Money Market Fund[1]	$60	$196	$348	$790
Pro Forma: JPMorgan Liquid Assets Money Market Fund[1]	$60	$196	$348	$790

  1  After fee waivers and/or expense reimbursements.

Premier Shares

	1 Year	3 Years	5 Years	10 Years
JPMorgan Liquid Assets Money Market Fund[1]	$46	$154	$278	$640
One Group Prime Money Market Fund[1]	$46	$150	$267	$609
Pro Forma: JPMorgan Liquid Assets Money Market Fund[1]	$46	$150	$267	$609

  1  After fee waivers and/or expense reimbursements.

Agency Shares

	1 Year	3 Years	5 Years	10 Years
JPMorgan Liquid Assets Money Market Fund[1]	$27	$94	$176	$416
One Group Prime Money Market Fund[1]	$27	$95	$177	$417
Pro Forma: JPMorgan Liquid Assets Money Market Fund[1]	$27	$95	$177	$417

  1  After fee waivers and/or expense reimbursements.

JPMorgan Treasury Plus Money Market Fund and One Group U.S. Treasury Securities Money Market Fund

The Annual Fund Operating Expenses table and Example table shown below are both based on fees and expenses in effect for the period commencing February 19, 2005.

	JPMorgan Treasury Plus Money Market Fund	One Group U.S. Treasury Securities Money Market Fund	Pro Forma JPMorgan U.S. Treasury Plus Money Market Fund
	(Institutional Class)	(Institutional Class)+	(Institutional Class)
Institutional Class Shares
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None	None	None
Redemption Fees	None	None	None
Exchange Fees	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)++
Management Fee	0.08%	0.08%	0.08%
Distribution (Rule 12b-1) Fees	None	None	None
Shareholder Service Fees	0.10%	0.10%	0.10%
Other Expenses	0.12%	0.09%	0.11%
Total Annual Fund Operating Expenses	0.30%	0.27%	0.29%
Fee Waiver and/or Expense Reimbursement	(0.10)%[1]	(0.07)%[2]	(0.09)%[3]
Net Expenses	0.20%	0.20%	0.20%

+  Institutional Class is a newly created class of One Group U.S. Treasury Securities Money Market Fund. "Other Expenses" are based on estimates.

1  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees deferred compensation plan) to 0.20% from February 19, 2005 through December 31, 2006.

2  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses and expenses related to the Funds Board of Trustees' deferred compensation plan) to 0.20% from February 19, 2005 through October 31, 2006.

3  BOIA, the Distributor and OGA have contractually agreed to waive or limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 0.20% of the Fund's average daily net assets for Institutional Class shares from February 19, 2005 through October 31, 2006.

++  Expenses are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Treasury Plus Money Market Fund	One Group U.S. Treasury Securities Money Market Fund
	(Institutional Class)	(Institutional Class)*
Investment Advisory Fees	0.10%	N/A
Distribution (12b-1) Fees	None	N/A
Shareholder Service Fees	0.10%	N/A
Other Expenses	0.14%	N/A
Total Annual Fund Operating Expenses	0.34%	N/A
Fee Waiver and/or Expense Reimbursement	(0.14)%	N/A
Net Expenses	0.20%	N/A

*  The inception of Institutional Class shares of One Group U.S. Treasury Securities Money Market Fund is expected to occur on or about February 18, 2005.

	JPMorgan Treasury Plus Money Market Fund	One Group U.S. Treasury Securities Money Market Fund	Pro Forma JPMorgan U.S. Treasury Plus Money Market Fund
	(Morgan Class)	(Morgan Class)+	(Morgan Class)
Morgan Class Shares
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Redemption Fees	None	None	None
Exchange Fees	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)++
Management Fee	0.08%	0.08%	0.08%
Distribution (Rule 12b-1) Fees	0.10%	0.10%	0.10%
Shareholder Service Fees	0.35%	0.35%	0.35%
Other Expenses	0.13%	0.09%	0.11%
Total Annual Fund Operating Expenses	0.66%	0.62%	0.64%
Fee Waiver/Expense Reimbursement	(0.07)%[1]	(0.03)%[2]	(0.05)%[3]
Net Expenses	0.59%	0.59%	0.59%

+  Morgan Class is a newly created class of One Group U.S. Treasury Securities Money Market Fund. "Other Expenses" are based on estimates.

1  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees' deferred compensation plan) to 0.59% from February 19, 2005 through December 31, 2006.

2  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 0.59% from February 19, 2005 through October 31, 2006.

3  BOIA, the Distributor and OGA have contractually agreed to waive or limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 0.59% of the Fund's average daily net assets for Morgan Class shares from February 19, 2005 through October 31, 2006.

++  Expenses are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Treasury Plus Money Market Fund	One Group U.S. Treasury Securities Money Market Fund
	(Morgan Class)	(Morgan Class)*
Investment Advisory Fees	0.10%	N/A
Distribution (12b-1) Fees	0.10%	N/A
Shareholder Service Fees	0.35%	N/A
Other Expenses	0.15%	N/A
Total Annual Fund Operating Expenses	0.70%	N/A
Fee Waiver and/or Expense Reimbursement	(0.11)%	N/A
Net Expenses	0.59%	N/A

*  The inception of Morgan Class shares of One Group U.S. Treasury Securities Money Market Fund is expected to occur on or about February 18, 2005.

	JPMorgan Treasury Plus Money Market Fund	One Group U.S. Treasury Securities Money Market Fund	Pro Forma JPMorgan U.S. Treasury Plus Money Market Fund
	(Premier Class)	(Premier Class)+	(Premier Class)
Premier Class Shares
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Redemption Fees	None	None	None
Exchange Fees	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)++
Management Fee	0.08%	0.08%	0.08%
Distribution (Rule 12b-1) Fees	None	None	None
Shareholder Service Fees	0.30%	0.30%	0.30%
Other Expenses	0.12%	0.09%	0.11%
Total Annual Fund Operating Expenses	0.50%	0.47%	0.49%
Fee Waiver/Expense Reimbursement	(0.05)%[1]	(0.02)%[2]	(0.04)%[3]
Net Expenses	0.45%	0.45%	0.45%

+  Premier Class is a newly created class of One Group U.S. Treasury Securities Money Market Fund. "Other Expenses" are based on estimates.

1  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees' deferred compensation plan) to 0.45% from February 19, 2005 through December 31, 2006.

2  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses and expenses related to the Funds Board of Trustees' deferred compensation plan) to 0.45% from February 19, 2005 through October 31, 2006.

3  BOIA, the Distributor and OGA have contractually agreed to waive or limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 0.45% of the Fund's average daily net assets for Premier Class shares from February 19, 2005 through October 31, 2006.

++  Expenses are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Treasury Plus Money Market Fund	One Group U.S. Treasury Securities Money Market Fund
	(Premier Class)	(Premier Class)*
Investment Advisory Fees	0.10%	N/A
Distribution (12b-1) Fees	None	N/A
Shareholder Service Fees	0.25%	N/A
Other Expenses	0.14%	N/A
Total Annual Fund Operating Expenses	0.49%	N/A
Fee Waiver and/or Expense Reimbursement	(0.04)%	N/A
Net Expenses	0.45%	N/A

*  The inception of Premier Class shares of One Group U.S. Treasury Securities Money Market Fund is expected to occur on or about February 18, 2005.

	JPMorgan Treasury Plus Money Market Fund	One Group U.S. Treasury Securities Money Market Fund	Pro Forma JPMorgan U.S. Treasury Plus Money Market Fund
	(Reserve Class)	(Reserve Class)+	(Reserve Class)
Reserve Class Shares
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None	None	None
Redemption Fees	None	None	None
Exchange Fees	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)++
Management Fee	0.08%	0.08%	0.08%
Distribution (Rule 12b-1) Fees	0.25%	0.25%	0.25%
Shareholder Service Fees	0.30%	0.30%	0.30%
Other Expenses	0.13%	0.09%	0.11%
Total Annual Fund Operating Expenses	0.76%	0.72%	0.74%
Fee Waiver/Expense Reimbursement	(0.06)%[1]	(0.02)%[2]	(0.04)%[3]
Net Expenses	0.70%	0.70%	0.70%

+  One Group U.S. Treasury Securities Money Market Fund currently offers Class A shares, which will be renamed Reserve Class.

1  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees' deferred compensation plan) to 0.70% from February 19, 2005 through December 31, 2006.

2  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 0.70% from February 19, 2005 through October 31, 2006.

3  BOIA, the Distributor and OGA have contractually agreed to waive or limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 0.70% of the Fund's average daily net assets for Reserve Class shares from February 19, 2005 through October 31, 2006.

++  Expenses are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Treasury Plus Money Market Fund	One Group U.S. Treasury Securities Money Market Fund
	(Reserve Class)	(Class A Shares)
Investment Advisory Fees	0.10%	0.35%
Distribution (12b-1) Fees	0.25%	0.25%
Shareholder Service Fees	0.25%	None
Other Expenses	0.15%	0.17%
Total Annual Fund Operating Expenses	0.75%	0.77%
Fee Waiver and/or Expense Reimbursement	(0.05)%	None
Net Expenses	0.70%	0.77%

	JPMorgan Treasury Plus Money Market Fund	One Group U.S. Treasury Securities Money Market Fund	Pro Forma JPMorgan U.S. Treasury Plus Money Market Fund
	(Agency Class)	(Agency Class)+	(Agency Class)
Agency Class Shares
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None	None	None
Redemption Fees	None	None	None
Exchange Fees	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)++
Management Fee	0.08%	0.08%	0.08%
Distribution (Rule 12b-1) Fees	None	None	None
Shareholder Service Fees	0.15%	0.15%	0.15%
Other Expenses	0.12%	0.09%	0.11%
Total Annual Fund Operating Expenses	0.35%	0.32%	0.34%
Fee Waiver/Expense Reimbursement	(0.10)%[1]	(0.06)%[2]	(0.08)%[3]
Net Expenses	0.25%	0.26%	0.26%

+  Agency Class is a newly created class of One Group U.S. Treasury Securities Money Market Fund. "Other Expenses" are based on estimates.

1  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees' deferred compensation plan) to 0.25% from February 19, 2005 through December 31, 2006.

2  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 0.26% from February 19, 2005 through October 31, 2006.

3  BOIA, the Distributor and OGA have contractually agreed to waive or limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 0.26% of the Fund's average daily net assets for Agency Class shares from February 19, 2005 through October 31, 2006.

++  Expenses are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Treasury Plus Money Market Fund	One Group U.S. Treasury Securities Money Market Fund
	(Agency Class)	(Agency Class)*
Investment Advisory Fees	0.10%	N/A
Distribution (12b-1) Fees	None	N/A
Shareholder Service Fees	0.10%	N/A
Other Expenses	0.14%	N/A
Total Annual Fund Operating Expenses	0.34%	N/A
Fee Waiver and/or Expense Reimbursement	(0.09)%	N/A
Net Expenses	0.25%	N/A

*  The inception of Agency Class shares of One Group U.S. Treasury Securities Money Market Fund is expected to occur on or about February 18, 2005.

Example

The following Example is intended to help you compare the cost of investing in JPMorgan Treasury Plus Money Market Fund, One Group U.S. Treasury Securities Money Market Fund and the Combined Fund.

The Example assumes that you invest $10,000 in each Fund and in the Combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you redeem all of your shares at the end of each of the time periods shown. The examples also assumes:

•  5% return each year,

•  net expenses through the expiration of each Fund's and the Combined Fund's contractual caps, respectively, and total annual operating expense thereafter, and

•  all dividends and distributions are reinvested

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional Shares

	1 Year	3 Years	5 Years	10 Years
JPMorgan Treasury Plus Money Market Fund[1]	$20	$77	$150	$362
One Group U.S. Treasury Securities Money Market Fund[1]	$20	$75	$140	$331
Pro Forma: JPMorgan U.S. Treasury Plus Money Market Fund[1]	$20	$78	$148	$353

  1  After fee waivers and/or expense reimbursements.

Morgan Shares

	1 Year	3 Years	5 Years	10 Years
JPMorgan Treasury Plus Money Market Fund[1]	$60	$198	$355	$810
One Group U.S. Treasury Securities Money Market Fund[1]	$60	$193	$341	$769
Pro Forma: JPMorgan U.S. Treasury Plus Money Market Fund[1]	$60	$196	$348	$791

  1  After fee waivers and/or expense reimbursements.

Premier Shares

	1 Year	3 Years	5 Years	10 Years
JPMorgan Treasury Plus Money Market Fund[1]	$46	$151	$270	$619
One Group U.S. Treasury Securities Money Market Fund[1]	$46	$147	$260	$588
Pro Forma: JPMorgan U.S. Treasury Plus Money Market Fund[1]	$46	$150	$267	$610

  1  After fee waivers and/or expense reimbursements.

Reserve Shares

	1 Year	3 Years	5 Years	10 Years
JPMorgan Treasury Plus Money Market Fund[1]	$72	$232	$411	$932
One Group U.S. Treasury Securities Money Market Fund[1]	$72	$228	$399	$893
Pro Forma: JPMorgan U.S. Treasury Plus Money Market Fund[1]	$72	$230	$405	$912

  1  After fee waivers and/or expense reimbursements.

Agency Shares

	1 Year	3 Years	5 Years	10 Years
JPMorgan Treasury Plus Money Market Fund*[1]	$26	$94	$178	$425
One Group U.S. Treasury Securities Money Market Fund[1]	$27	$92	$169	$395
Pro Forma: JPMorgan U.S. Treasury Plus Money Market Fund[1]	$27	$96	$177	$418

  1  After fee waivers and/or expense reimbursements.

JPMorgan U.S. Government Money Market Fund, One Group U.S. Government Securities Money Market Fund, and One Group Government Money Market Fund

The Annual Fund Operating Expenses table and Example table shown below are both based on fees and expenses in effect for the period commencing February 19, 2005.

	JPMorgan U.S. Government Money Market Fund	One Group U.S. Government Securities Money Market Fund+	One Group Government Money Market Fund	Pro Forma JPMorgan U.S. Government Money Market Fund
	(Institutional Class)		(Institutional Class)+	(Institutional Class)
Institutional Class Shares
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	N/A	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None	N/A	None	None
Redemption Fees	None	N/A	None	None
Exchange Fees	None	N/A	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)++
Management Fee	0.08%	N/A	0.08%	0.08%
Distribution (Rule 12b-1) Fees	None	N/A	None	None
Shareholder Service Fees	0.10%	N/A	0.10%	0.10%
Other Expenses	0.10%	N/A	0.10%	0.10%
Total Annual Fund Operating Expenses	0.28%	N/A	0.28%	0.28%
Fee Waiver and/or Expense Reimbursement	(0.08)%[1]	N/A	(0.08)%[2]	(0.08)%[3]
Net Expenses	0.20%	N/A	0.20%	0.20%

+  One Group U.S. Government Securities Money Market Fund does not offer the Institutional Class shares nor any share class for which holders would receive shares of One Group Government Money Market Fund's Institutional Class shares pursuant to the Reorganization. The Institutional Class is a newly created class of One Group Government Money Market Fund. "Other Expenses" are based on estimates.

1  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees' deferred compensation plan) to 0.20% from February 19, 2005 through February 19, 2006.

2  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses) to 0.20% from February 19, 2005 through February 19, 2006.

3  BOIA, the Distributor and OGA have contractually agreed to waive or limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees' deferred compensation plan) to 0.20% of the Fund's average daily net assets for Institutional Class shares from February 19, 2005 through February 19, 2006.

++  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan U.S. Government Money Market Fund (Institutional Class)	One Group Government Money Market Fund (Institutional Class)*
Investment Advisory Fees	0.10%	N/A
Distribution (12b-1) Fees	None	N/A
Shareholder Service Fees	0.10%	N/A
Other Expenses	0.12%	N/A
Total Annual Fund Operating Expenses	0.32%	N/A
Fee Waiver and/or Expense Reimbursement	(0.12)%	N/A
Net Expenses	0.20%	N/A

*  The inception of Institutional Class shares of One Group Government Money Market Fund is expected to occur on or about February 18, 2005.

	JPMorgan U.S. Government Money Market Fund	One Group U.S. Government Securities Money Market Fund+	One Group Government Money Market Fund	Pro Forma JPMorgan U.S. Government Money Market Fund
	(Morgan Class)		(Morgan Class)+	(Morgan Class)
Morgan Class Shares
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	N/A	None	None
Maximum Deferred Sales Charge (Load)	None	N/A	None	None
Redemption Fees	None	N/A	None	None
Exchange Fees	None	N/A	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)++
Management Fee	0.08%	N/A	0.08%	0.08%
Distribution (Rule 12b-1) Fees	0.10%	N/A	0.10%	0.10%
Shareholder Service Fees	0.35%	N/A	0.35%	0.35%
Other Expenses	0.12%	N/A	0.10%	0.10%
Total Annual Fund Operating Expenses	0.65%	N/A	0.63%	0.63%
Fee Waiver/Expense Reimbursement	(0.06)%[1]	N/A	(0.04)%[2]	(0.04)%[3]
Net Expenses	0.59%	N/A	0.59%	0.59%

+  One Group U.S. Government Securities Money Market Fund does not offer Morgan Class shares nor any share class for which holders would receive shares of One Group Government Money Market Fund's Morgan Class shares pursuant to the Reorganization. Morgan Class is a newly created class of One Group Government Money Market Fund. "Other Expenses" are based on estimates.

1  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees deferred compensation plan) to 0.59% from February 19, 2005 through February 19, 2006.

2  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses) to 0.59% from February 19, 2005 through February 19, 2006.

3  BOIA, the Distributor and OGA have contractually agreed to waive or limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees deferred compensation plan) to 0.59% of the Fund's average daily net assets for Morgan Class shares from February 19, 2005 through February 19, 2006.

++  Expenses are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan U.S. Government Money Market Fund	One Group Government Money Market Fund
	(Morgan Class Shares)	(Morgan Class Shares)*
Investment Advisory Fees	0.10%	N/A
Distribution (12b-1) Fees	0.10%	N/A
Shareholder Service Fees	0.35%	N/A
Other Expenses	0.14%	N/A
Total Annual Fund Operating Expenses	0.69%	N/A
Fee Waiver and/or Expense Reimbursement	(0.10)%	N/A
Net Expenses	0.59%	N/A

*  The inception of Morgan Class shares of One Group Government Money Market Fund is expected to occur on or about February 18, 2005.

	JPMorgan U.S. Government Money Market Fund	One Group U.S. Government Securities Money Market Fund	One Group Government Money Market Fund	Pro Forma JPMorgan U.S. Government Money Market Fund	Pro Forma JPMorgan U.S. Government Money Market Fund	Pro Forma JPMorgan U.S. Government Money Market Fund
	(Premier Class)	(Class I)+	(Class S)@	(Premier Class)*	(Premier Class)**	(Premier Class)***
Premier Class Shares/Class I Shares/ Class S Shares
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None	None	None	None
Redemption Fees	None	None	None	None	None	None
Exchange Fees	None	None	None	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)++
Management Fee	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Distribution (Rule 12b-1) Fees	0.10%	None%	None	None	None	None
Shareholder Service Fees	0.30%	0.35%	0.30%	0.30%	0.30%	0.30%
Other Expenses	0.10%	0.10%	0.09%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses	0.58%	0.53%	0.47%	0.48%	0.48%	0.48%
Fee Waiver/Expense Reimbursement	(0.13)%[1]	(0.01)%[2]	(0.05)%[3]	(0.09)%[4]	(0.09)%[4]	(0.09)%[4]
Net Expenses	0.45%	0.52%	0.42%	0.39%	0.39%	0.39%

+  Class I shares will be renamed Premier Class shares.

@  Class S shares of One Group Government Money Market Fund will be renamed Premier Class shares.

*  Assuming the Reorganization of JPMorgan U.S. Government Money Market Fund and One Group Government Money Market Fund.

**  Assuming the Reorganization of One Group U.S. Government Securities Money Market Fund and One Group Government Money Market Fund.

***  Assuming the Reorganization of JPMorgan U.S. Government Money Market Fund, One Group U.S. Government Securities Money Market Fund, and One Group Government Money Market Fund.

1  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees' deferred compensation plan) to 0.45% from February 19, 2005 through February 19, 2006.

2  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 0.52% from February 19, 2005 through February 19, 2006.

3  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 0.42% from February 19, 2005 through February 19, 2006.

4  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses to) 0.39% of the Funds average daily net assets for Premier Class shares from February 19, 2005 through February 19, 2006.

++  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan U.S. Government Money Market Fund	One Group U.S. Government Securities Money Market Fund	One Group. Government Money Market Fund
	(Premier Class)	(Class I)	(Class S)
Investment Advisory Fees	0.10%	0.35%	0.08%
Distribution (12b-1) Fees	0.10%	None	None
Shareholder Service Fees	0.25%	None	0.25%
Other Expenses	0.12%	0.18%	0.06%
Total Annual Fund Operating Expenses	0.57%	0.53%	0.39%
Fee Waiver and/or Expense Reimbursement	(0.12)%	(0.01)%	None
Net Expenses	0.45%	0.52%	0.39%

	JPMorgan U.S. Government Money Market Fund+	One Group U.S. Government Securities Money Market Fund	One Group Government Money Market Fund	Pro Forma JPMorgan U.S. Government Money Market Fund
		(Class A)+	(Reserve Class)+	(Reserve Class)
Class A Shares/Reserve Shares
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	N/A	None	None	None
Redemption Fees	N/A	None	None	None
Exchange Fees	N/A	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)++
Management Fee	N/A	0.08%	0.08%	0.08%
Distribution (Rule 12b-1) Fees	N/A	0.25%	0.25%	0.25%
Shareholder Service Fees	N/A	0.30%	0.30%	0.30%
Other Expenses	N/A	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses	N/A	0.73%	0.73%	0.73%
Fee Waiver/Expense Reimbursement	N/A	(0.00)%[1]	(0.04)%[2]	(0.04)%[3]
Net Expenses	N/A	0.73%	0.69%	0.69%

+  JPMorgan U.S. Government Money Market Fund does not offer Reserve Class shares nor any share class for which holders would receive shares of One Group Government Money Market Fund's Reserve Class shares pursuant to the Reorganization. Class A shares will be renamed Reserve Class shares. Reserve Class is a newly created class of One Group Government Money Market Fund. "Other Expenses" are based on estimates

1  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses and expenses related to the Board of Trustees deferred compensation plan) to 0.77% from February 19, 2005 through February 19, 2006.

2  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses and expenses related to the Board of Trustees deferred compensation plan) to 0.69% from February 19, 2005 through February 19, 2006.

3  BOIA, the Distributor and OGA have contractually agreed to waive or limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the Board of Trustees deferred compensation plan) to 0.69% of the Fund's average daily net assets for Reserve Class shares from February 19, 2005 through February 19, 2006.

++  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	One Group U.S. Government Securities Money Market Fund	One Group Government Money Market Fund
	(Class A Shares)	(Reserve Class)*
Investment Advisory Fees	0.35%	N/A
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Service Fees	None	N/A
Other Expenses	0.19%	N/A
Total Annual Fund Operating Expenses	0.79%	N/A
Fee Waiver and/or Expense Reimbursement	(0.02)%	N/A
Net Expenses	0.77%	N/A

*  The inception of Reserve Class shares of One Group Government Money Market Fund is expected to occur on or about February 18, 2005.

	JPMorgan U.S. Government Money Market Fund	One Group U.S. Government Securities Money Market Fund+	One Group Government Money Market Fund	Pro Forma JPMorgan U.S. Government Money Market Fund
	(Agency Class)		(Administrative Class)+	(Agency Class)
Agency Shares/Administrative Shares
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	N/A	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None	N/A	None	None
Redemption Fees	None	N/A	None	None
Exchange Fees	None	N/A	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)++
Management Fee	0.08%	N/A	0.08%	0.08%
Distribution (Rule 12b-1) Fees	None	N/A	None	None
Shareholder Service Fees	0.15%	N/A	0.15%	0.15%
Other Expenses	0.10%	N/A	0.09%	0.10%
Total Annual Fund Operating Expenses	0.33%	N/A	0.32%	0.33%
Fee Waiver/Expense Reimbursement	(0.07)%[1]	N/A	(0.05)%[2]	(0.09)%[3]
Net Expenses	0.26%	N/A	0.27%	0.24%

+  One Group U.S. Government Securities Money Market Fund does not offer the Agency Class shares nor any share class for which holders would receive shares of One Group Government Money Market Fund's Agency Class pursuant to the Reorganization. Administrative Class Shares will be renamed Agency Class Shares.

1  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees deferred compensation plan) to 0.26% from February 19, 2005 through February 19, 2006.

2  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses and expenses related to the Board of Trustees deferred compensation plan) to 0.27% from February 19, 2005 through February 19, 2006.

3  BOIA, the Distributor and OGA have contractually agreed to waive or limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the Board of Trustees deferred compensation plan) to 0.24% of the Fund's average daily net assets for Agency Class shares from February 19, 2005 through February 19, 2006.

++  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan U.S. Government Money Market Fund	One Group Government Money Market Fund
	(Agency Class)	(Administrative Class)
Investment Advisory Fees	0.10%	0.08%
Distribution (12b-1) Fees	None	None
Shareholder Service Fees	0.10%	0.10%
Other Expenses	0.12%	0.06%
Total Annual Fund Operating Expenses	0.32%	0.24%
Fee Waiver and/or Expense Reimbursement	(0.06)%	(0.00)%
Net Expenses	0.26%	0.24%

Example

The following Example is intended to help you compare the cost of investing in JPMorgan U.S. Government Money Market Fund, One Group U.S. Government Securities Money Market Fund, One Group Government Money Market Fund and the Combined Fund.

The Example assumes that you invest $10,000 in each Fund and in the Combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you redeem all of your shares at the end of each of the time periods shown. The Example also assumes:

•  5% return each year,

•  net expenses through the expiration of each Fund's and the Combined Fund's contractual caps, respectively, and total annual operating expense thereafter, and

•  all dividends and distributions are reinvested.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional Shares

	1 Year	3 Years	5 Years	10 Years
JPMorgan U.S. Government Money Market Fund[1]	$20	$82	$149	$348
One Group U.S. Government Securities Money Market Fund*[1]	N/A	N/A	N/A	N/A
One Group Government Money Market Fund[1]	$20	$82	$149	$348
Pro Forma: JPMorgan U.S. Government Money Market Fund[1]	$20	$82	$149	$348

  *  One Group U.S. Government Securities Money Market Fund does not offer Institutional Shares.

  1  After fee waivers and/or expense reimbursements.

Morgan Shares

	1 Year	3 Years	5 Years	10 Years
JPMorgan U.S. Government Money Market Fund[1]	$60	$202	$356	$805
One Group U.S. Government Securities Money Market Fund*[1]	N/A	N/A	N/A	N/A
One Group Government Money Market Fund[1]	$60	$198	$347	$783
Pro Forma: JPMorgan U.S. Government Money Market Fund[1]	$60	$198	$347	$783

  *  One Group U.S. Government Securities Money Market Fund does not offer Morgan Shares.

  1  After fee waivers and/or expense reimbursements.

Premier Shares/Class I Shares/Class S Shares

	1 Year	3 Years	5 Years	10 Years
JPMorgan U.S. Government Money Market Fund (Premier Class)[1]	$46	$173	$311	$713
One Group U.S. Government Securities Money Market Fund (Class I)[1]	$53	$169	$295	$664
One Group Government Money Market Fund (Class S)	$43	$146	$258	$587
Pro Forma: JPMorgan U.S. Government Money Market Fund (Premier Class)[12]	$40	$145	$260	$595
Pro Forma: JPMorgan U.S. Government Money Market Fund (Premier Class)[13]	$40	$145	$260	$595
Pro Forma: JPMorgan U.S. Government Money Market Fund (Premier Class)[14]	$40	$145	$260	$595

  1  After fee waivers and/or expense reimbursements.

  2  Assuming the Reorganization of JPMorgan U.S. Government Money Market Fund and One Group Government Money Market Fund.

  3  Assuming the Reorganization of One Group U.S. Government Securities Money Market Fund and One Group Government Money Market Fund.

  4  Assuming the Reorganization of JPMorgan U.S. Government Money Market Fund, One Group U.S. Government Securities Money Market Fund, and One Group Government Money Market Fund.

Class A/Reserve Shares

	1 Year	3 Years	5 Years	10 Years
JPMorgan U.S. Government Money Market Fund (Reserve Class)*	N/A	N/A	N/A	N/A
One Group U.S. Government Securities Money Market Fund (Class A)[1]	$75	$233	$406	$906
One Group Government Money Market Fund (Reserve Class)[1]	$70	$229	$402	$903
Pro Forma: JPMorgan U.S. Government Money Market Fund (Reserve Class)[1]	$70	$229	$402	$903

  *  JPMorgan U.S. Government Money Market Fund does not offer Reserve Class Shares.

  1  After fee waivers and/or expense reimbursements.

Agency Shares/Administrative

	1 Year	3 Years	5 Years	10 Years
JPMorgan U.S. Government Money Market Fund (Agency Class)[1]	$27	$99	$178	$411
One Group U.S. Government Securities Money Market Fund*	N/A	N/A	N/A	N/A
One Group Government Money Market Fund (Administrative Class)[1]	$28	$98	$175	$401
Pro Forma: JPMorgan U.S. Government Money Market Fund[1]	$25	$97	$176	$409

  *  One Group U.S. Government Securities Money Market Fund does not offer Agency or Administrative Class Shares.

  1  After fee waivers and/or expense reimbursements.

Comparison of Sales Load, Distribution and Shareholder Servicing Arrangements

Effective February 19, 2005, the sales load, distribution and shareholder servicing arrangements of the various classes of the Acquired Funds will be identical to those with respect to the corresponding classes of the Acquiring Funds, as described in "How to Do Business with the Funds" in Appendix C to this Proxy Statement/Prospectus.

Comparison of Purchase, Redemption and Exchange Policies and Procedures

Effective February 19, 2005, the procedures for making purchases, redemptions and exchanges of the various classes of Acquired Funds will be identical to those with respect to the corresponding classes of the Acquiring Funds as described in "How to Do Business with the Funds" in Appendix C to this Proxy Statement/Prospectus.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND
PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The following discussion comparing investment objectives, strategies and principal risks of each of the Acquired Funds and the Acquiring Funds is based upon and qualified in its entirety by the respective investment objectives, strategies and principal risks sections of the prospectuses of JPMorgan Liquid Assets Money Market Fund, JPMorgan U.S. Government Money Market Fund, JPMorgan Treasury Plus Money Market Fund dated December 29, 2003, and the prospectuses of One Group U.S. Government Securities Money Market Fund and each Acquiring Fund dated October 29, 2004, with respect to all classes of shares.

JPMorgan Liquid Assets Money Market Fund and One Group Prime Money Market Fund

Investment Objectives

The investment objective of JPMorgan Liquid Assets Money Market Fund is to maximize current income consistent with the preservation of capital and same-day liquidity. The investment objective of One Group Prime Money Market Fund is to seek current income with liquidity and stability of principal. The JPMorgan Liquid Assets Money Market Fund may change its investment objective without shareholder approval.

Primary Investment Strategies

JPMorgan Liquid Assets Money Market Fund invests in high-quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations; debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities; securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; asset-backed securities; repurchase agreements and reverse repurchase agreements; and taxable municipal obligations.

One Group Prime Money Market Fund invests exclusively in high-quality, short-term money market instruments. These instruments include corporate notes, commercial paper, funding agreements, certificates of deposit and bank obligations. The Fund will concentrate in the financial services industry, including asset-backed commercial paper programs. The Fund invests exclusively in money market instruments. These include: corporate notes, commercial paper, fund agreements, certificates of deposit, and bank obligations. Under normal circumstances, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, although the Fund may invest less than 25% of its total assets in that industry if warranted due to adverse economic conditions and if investing less than that amount appears to be in the best interests of shareholders. The financial services industry includes banks, broker-dealers, finance companies and other issuers of asset-backed securities. The Fund may lend its securities.

The dollar weighted averaged maturity of the Funds will be 90 days or less and the Funds will purchase only those instruments that have remaining maturities of 397 days or less. All securities purchased by the Funds must meet the requirements of Rule 2a-7 under the 1940 Act.

Further information about each Fund's principal investment strategies and risks is set forth below.

Risk Factors

Because the Funds have investment objectives and primary investment strategies that are similar, many of the risks of investing in JPMorgan Liquid Assets Money Market Fund are substantially the same as investing in One Group Prime Money Market Fund. The following summarizes the main risks of investing in the Funds:

•  Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

•  Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

•  Concentration. The Funds will invest a significant portion of its assets in the securities of companies in the financial services industry. Because of the Fund's greater exposure to that industry, economic, political and regulatory developments affecting the financial services industry will have a disproportionate impact on the Fund. These developments include changes in interest rates, earlier than expected repayments by borrowers, an inability to achieve the same yield on the reinvestment of prepaid obligations and federal and state laws which may restrict the remedies that a lender has when a borrower defaults on a loan.

•  Derivatives. The Funds may invest in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management risks.

•  Interest Rate Risk. The yield paid by the Funds will increase or decrease with changes in short-term interest rates.

•  U.S. Government Securities. U.S. government securities may be guaranteed by the U.S. Treasury, by the right to borrow from the U.S. Treasury, or only by the agency or instrumentality issuing the security. Certain agencies and instrumentalities are supported only by the right of the issuer to borrow from the U.S. Treasury, while others are supported by their own credit. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities unless required to do so by law. Mortgaged-backed securities may be issued by various U.S. governmental agencies such as Ginnie Mae, U.S. governmental-related organizations such as Fannie Mae and Freddie Mac, and non-governmental issuers. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on its securities. By contrast, U.S. government-related organizations such as Fannie Mae and Freddie Mac may guarantee the timely payment of principal and interest on their securities, but such guarantees are not backed by the full faith and credit of the U.S. government.

•  Prepayment and Call Risk. Mortgage-backed securities and asset-backed securities are subject to prepayment and call risk. The issuers of these securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities. When obligations are prepaid, a Fund may have to reinvest in securities with lower yields. In addition, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

•  Net Asset Value. There is no assurance that the Funds will meet their investment objectives of maintaining a net asset value of $1.00 per share on a continuous basis.

•  Not FDIC Insured. Investments in the Funds are not deposits of JPMorgan Chase & Co. or any of its affiliates or any other bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Additional Risk Factors relating to One Group Prime Money Market Fund may be found in Appendix G.

Investment Restrictions

In addition to the restrictions described above, each Fund has adopted certain fundamental and non-fundamental investment restrictions.

Each Fund may not, as a fundamental policy, purchase any securities that would cause more than 25% the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. While both Funds generally exclude from the 25% limit investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, One Group Prime Money Market Fund's fundamental investment restriction also provides that (i) this limitation does not apply to securities issued by companies in the financial services industry; (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (iii) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry). With respect to One Group Prime Money Market Fund, the 25% limitation does not apply to municipal securities or governmental guarantees of municipal securities.

One Group Prime Money Market Fund restricts on a fundamental basis the purchase of securities on margin or the short sale of securities whereas JPMorgan Liquid Assets Money Market Fund has a similar non-fundamental investment restriction. One Group Prime Money Market Fund also has as fundamental investment restrictions that it may not purchase participation or other direct interests in oil, gas or mineral exploration or development programs (a non-fundamental investment restriction for JPMorgan Liquid Assets Money Market Fund), or purchase state, municipal, or private activity bonds.

As a non-fundamental policy, One Group Prime Money Market Fund considers that, for purposes of its diversification policy, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

Proposed Change to Fundamental Investment Policies and/or Restrictions of One Group Prime Money Market Fund

One Group Prime Money Market Fund's shareholders will vote on changes to three fundamental investments restrictions and policies related to borrowing; commodities and investing for control at a shareholder meeting scheduled to be held on January 20, 2005.

The proposed changes in the One Group Prime Money Market Fund's fundamental investment restrictions and policies are intended to modify the current restrictions on borrowing, commodities and investing for control in order to make them simpler and more flexible. The proposed changes would also provide BOIA greater flexibility in managing the portfolio of the Fund. Although the proposed changes will allow BOIA greater flexibility to respond to future investment opportunities, it does not intend to alter the way it manages the Fund.

JPMorgan Treasury Plus Money Market Fund and One Group U.S. Treasury Securities Money Market Fund

Investment Objectives

The investment objective of JPMorgan Treasury Plus Money Market Fund is to provide the highest possible level of current income while still maintaining liquidity and preserving capital. The investment objective of One Group U.S. Treasury Securities Money Market Fund is to seek current income with liquidity and stability of principal. The JPMorgan Treasury Plus Money Market fund may change its investment objective without shareholder approval.

Primary Investment Strategies

One Group U.S. Treasury Securities Money Market Fund has a fundamental policy to invest exclusively in U.S. Treasury bills, bonds, notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by such obligations. JPMorgan Treasury Plus Money Market Fund has a non-fundamental policy to invest exclusively in the same types of securities.

Risk Factors

Because the Funds have investment objectives and primary investment strategies that are similar, many of the risks of investing in JPMorgan Treasury Plus Money Market Fund are substantially the same as investing in One Group U.S. Treasury Securities Money Market Fund. The following summarizes the main risks of investing in the Funds:

•  Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

•  Interest Rate Risk. The yield paid by the Funds will increase or decrease with changes in short-term interest rates.

•  U.S. Government Securities. U.S. government securities may be guaranteed by the U.S. Treasury, by the right to borrow from the U.S. Treasury, or only by the agency or instrumentality issuing the security. Certain agencies and instrumentalities are supported only by the right of the issuer to borrow from the U.S. Treasury, while others are supported by their own credit. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities unless required to do so by law. Mortgaged-backed securities may be issued by various U.S. governmental agencies such as Ginnie Mae, U.S. governmental-related organizations such as Fannie Mae and Freddie Mac, and non-governmental issuers. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on its securities. By contrast, U.S. government-related organizations such as Fannie Mae and Freddie Mac may guarantee the timely payment of principal and interest on their securities, but such guarantees are not backed by the full faith and credit of the U.S. government.

•  Prepayment and Call Risk. Mortgage-backed securities and asset-backed securities are subject to prepayment and call risk. The issuers of these securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities. When obligations are prepaid, a Fund may have to reinvest in securities with lower yields. In addition, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

•  Net Asset Value. There is no assurance that the Funds will meet their investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

•  Not FDIC Insured. Investments in the Funds are not deposits of JPMorgan Chase & Co. or any of its affiliates or any other bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Additional Risk Factors relating to One Group U.S. Treasury Securities Money Market Fund may be found in Appendix G.

Investment Restrictions

In addition to the restrictions described above, each Fund has adopted certain fundamental and non-fundamental investment restrictions.

One Group U.S. Treasury Securities Money Market Fund restricts on a fundamental basis the purchase of securities on margin or the short sale of securities. JPMorgan Treasury Plus Money Market Fund has a similar non-fundamental investment restriction. One Group U.S. Treasury Securities Money Market Fund also has as fundamental investment restrictions that it may not purchase participation or other direct interests in oil, gas or mineral exploration or development programs (a non-fundamental investment restriction for JPMorgan Treasury Plus Money Market Fund) or buy state, municipal, or private activity bonds.

JPMorgan Treasury Plus Money Market Fund has a non-fundamental investment restriction that it may not, with respect to 75% of its assets, hold more than 10% of the outstanding voting securities of any issuer or invest more than 5% of its assets in the securities of any one issuer (other than obligations of the U.S. government, its agencies and instrumentalities).

As a non-fundamental policy, One Group U.S. Treasury Securities Money Market Fund notes that, for purposes of its diversification policy, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

Proposed Change to Fundamental Investment Policies and/or Restrictions of One Group U.S. Treasury Securities Money Market Fund

One Group U.S. Treasury Securities Money Market Fund's shareholders will vote on changes to three fundamental investments restrictions and policies related to borrowing; commodities and investing for control at a shareholder meeting scheduled to be held on January 20, 2005.

The proposed changes in the One Group U.S. Treasury Securities Money Market Fund's fundamental investment restrictions and policies are intended to modify the current restrictions on borrowing, commodities and investing for control in order to make them simpler and more flexible. The proposed changes would also provide BOIA greater flexibility in managing the portfolio of the Fund. Although the proposed changes will allow BOIA greater flexibility to respond to future investment opportunities, it does not intend to alter the way it manages the Fund.

JPMorgan U.S. Government Money Market Fund, One Group U.S. Government Securities Money Market Fund, and One Group Government Money Market Fund

Investment Objectives

The investment objective of JPMorgan U.S. Government Money Market Fund is to provide the highest possible level of current income while still maintaining liquidity and providing capital. The investment objective of One Group U.S. Government Securities Money Market Fund is to seek high current income consistent with liquidity and stability of principal. The investment objective of One Group Government Money Market Fund is to seek to provide high current income with liquidity and stability of principal. The investment objective of JPMorgan U.S. Government Money Market Fund may be changed without shareholder approval.

Primary Investment Strategies

All three Funds invest in securities issued by the U.S. government or by U.S. government agencies and instrumentalities and in repurchase agreements related to such securities. All securities purchased by the three Funds must meet the requirements of Rule 2a-7 under the 1940 Act and have maturities of 397 days or less.

A primary difference among the Funds relates to the dollar-weighted average maturity of the securities held by the Funds. The dollar-weighted average maturity of the securities held by JPMorgan U.S. Government Money Market Fund will be no more than 60 days. In contrast, the dollar-weighted average maturity of the securities held by One Group Government Money Market Fund and One Group U.S. Government Securities Money Market Fund will be no more than 90 days.

Risk Factors

Because the Funds have investment objectives and primary investment strategies that are similar, many of the risks of investing in JPMorgan U.S. Government Money Market Fund, One Group U.S. Government Securities Money Market Fund, and One Group Government Money Market Fund are substantially the same. The following summarizes the main risks of investing in the Funds:

•  Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

•  Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

•  U.S. Government Agency Securities Risk. The Funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

•  Prepayment and Call Risk. Mortgage-backed securities and asset-backed securities are subject to prepayment and call risk. The issuers of these securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities. When obligations are prepaid, a Fund may have to reinvest in securities with lower yields. In addition, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

•  Derivatives. The Funds may invest in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management risks.

•  Interest Rate Risk. The yield paid by the Funds will increase or decrease with changes in short-term interest rates.

•  Net Asset Value. There is no assurance that the Funds will meet their investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

•  Not FDIC Insured. Investments in the Funds are not deposits of JPMorgan Chase & Co. or any of its affiliates or any other bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Additional Risk Factors relating to One Group Government Money Market Fund may be found in Appendix G.

Investment Restrictions

In addition to the restrictions described above, each Fund has adopted certain fundamental and non-fundamental investment restrictions.

One Group Government and U.S. Government Securities Money Market Funds have fundamental investment restrictions that they may not purchase securities other than those issued or guaranteed by the U.S. government or its agencies or instrumentalities, some of which may be subject to repurchase agreements, and that they may not buy state, municipal, or private activity bonds.

One Group Government and U.S. Government Securities Money Market Funds additionally restrict on a fundamental basis the purchase of securities on margin or the short sale of securities. JPMorgan U.S. Government Money Market Fund has a similar non-fundamental investment restriction. One Group Government and U.S. Government Securities Money Market Funds also have as fundamental investment restrictions that they may not purchase participation or other direct interests in oil, gas or mineral exploration or development programs (a non-fundamental investment restriction for JPMorgan U.S. Government Money Market Fund) or invest in any issuer for purposes of exercising control or management.

JPMorgan U.S. Government Money Market Fund has a non-fundamental investment restriction that it may not, with respect to 75% of its assets, hold more than 10% of the outstanding voting securities of any issuer or invest more than 5% of its assets in the securities of any one issuer (other than obligations of the U.S. government, its agencies and instrumentalities).

As a non-fundamental policy, One Group Government and U.S. Government Securities Money Market Funds note that, for purposes of their diversification policy, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

Proposed Change to Fundamental Investment Policies and/or Restrictions of One Group Government Money Market Fund

One Group Government Money Market Fund's shareholders will vote on changes to three fundamental investments restrictions and policies related to borrowing; commodities and investing for control at a shareholder meeting scheduled to be held on January 20, 2005.

The proposed changes in the One Group Government Money Market Fund's fundamental investment restrictions and policies are intended to modify the current restrictions on borrowing, commodities and investing for control in order to make them simpler and more flexible. The proposed changes would also provide BOIA greater flexibility in managing the portfolio of the Fund. Although the proposed changes will allow BOIA greater flexibility to respond to future investment opportunities, it does not intend to alter the way it manages the Fund.

INFORMATION ABOUT THE REORGANIZATIONS

The Reorganization Agreements

The following summary of each Reorganization Agreement is qualified in its entirety by reference to the form of Reorganization Agreement attached to this Proxy Statement/Prospectus as Appendix B. Each Reorganization Agreement provides that the Acquiring Fund will acquire all of the assets, subject to all of the liabilities, of the corresponding Acquired Fund in exchange for shares of the corresponding Acquiring Fund. Subject to the satisfaction of the conditions described below, the transactions are scheduled to occur after the close of business on February 18, 2005, or on a later date as the parties may agree ("Closing Date"). The net asset value per share of each Acquired Fund and the net asset value per share of the Acquiring Fund will be determined by dividing the Fund's assets, less liabilities, by the total number of its outstanding shares on a class-by-class basis. The method of valuation employed will be in accordance with the procedures described in the current prospectuses of the Funds as set forth in the Reorganization Agreements, which is consistent with Rule 22c-1 under the 1940 Act and with the interpretations of such rule by the SEC.

The number of full and fractional shares of the corresponding Acquiring Fund you will receive in the Reorganization will be equal in aggregate net asset value to the aggregate net asset value of your shares in the Acquired Fund as of the close of regularly scheduled trading on the New York Stock Exchange ("NYSE") on the Closing Date. As promptly as practicable after the Closing Date, the Acquired Fund will liquidate and distribute pro rata to its shareholders of record as of the close of regularly scheduled trading on the NYSE on the Closing Date the shares of the corresponding Acquiring Fund received by the Acquired Fund in the Reorganization. We will accomplish the liquidation and distribution with respect to each class of the Acquired Fund's shares by the transfer of the corresponding Acquiring Fund shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of JPMorgan Fund's shareholders. The aggregate net asset value of Acquiring Fund shares to be credited to Acquired Fund shareholders will, with respect to each class (as set forth in the table below), be equal to the aggregate net asset value of the shares of beneficial interest ($0.01 par value per share) of the Acquired Fund of the corresponding class owned by Acquired Fund shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Funds, although share certificates representing interests in the various classes of shares of the Acquired Fund will represent a number of the corresponding class of Acquiring Fund shares after the Closing Date. The Acquiring Funds will not issue certificates in connection with such exchange.

Acquired Fund Share Class	Acquiring Fund Share Class
JPMorgan Liquid Assets Money Market Fund	One Group Prime Money Market Fund

Agency	Agency

Institutional	Capital

Morgan	Morgan

Premier	Premier

JPMorgan Treasury Plus Money Market Fund	One Group U.S. Treasury Securities Money Market Fund

Agency	Agency

Institutional	Institutional

Morgan	Morgan

Premier	Premier

Reserve	Reserve

JPMorgan U.S. Government Money Market Fund	One Group Government Money Market Fund

Agency	Agency

Institutional	Institutional

Morgan	Morgan

Premier	Premier

One Group U.S. Government Securities Money Market Fund	One Group Government Money Market Fund

A	Reserve

I	Premier

After such distribution, the Acquired Funds will take all necessary steps under Massachusetts law, their Declarations of Trust and any other applicable law to effect a complete termination of the Acquired Funds.

The Board of Trustees of One Group Funds has determined with respect to each of the One Group Funds, and the Board of Trustees of J.P. Morgan Mutual Fund Trust has determined with respect to each JPMorgan Fund, that participation in the Reorganizations is in the best interests of each of those Funds and that the interests of shareholders of each of those Funds will not be diluted as a result of each Reorganization. JPMIM and BOIA will bear the expenses of the Reorganizations, including the cost of a proxy soliciting agent that has been retained, but excluding brokerage fees and brokerage expenses incurred in connection with each Reorganization.

Each Reorganization Agreement may be terminated and a Reorganization abandoned at any time prior to the consummation of a Reorganization, before or after approval by the shareholders of the Acquired Fund, if circumstances should develop that, in the respective Board's opinions, make proceeding with a Reorganization inadvisable. The Reorganization Agreements provide that the Funds may waive compliance with any of the covenants or conditions made therein for the benefit of any Fund, other than the requirements that: (i) the Reorganization Agreement be approved by shareholders of the Acquired Fund; and (ii) each Acquiring Fund and each Acquired Fund receives the opinion from Dechert LLP that the transaction contemplated by a Reorganization Agreement will constitute a tax-free reorganization for Federal income tax purposes.

Approval of each Reorganization Agreement by and for any Acquired Fund will require the affirmative vote of the shares of such Acquired Fund with all classes voting together and not by class, as described below. See "VOTING INFORMATION" below.

Shareholders of record of the Acquired Funds as of the Closing Date will receive shares of the corresponding Acquiring Fund in accordance with the procedures provided for in the Reorganization Agreement, as described above. Each such share will be fully paid and non-assessable when issued and will have no pre-emptive or conversion rights.

Description of the Acquiring Funds' Shares

Full and fractional shares of the respective class of shares of beneficial interest of each of the Acquiring Funds will be issued to the corresponding Acquired Fund's shareholders in accordance with the procedures detailed in the Reorganization Agreement. The Acquiring Funds do not issue share certificates. The shares of the Acquiring Funds to be issued to Acquired Fund shareholders and recorded on the shareholder records of the transfer agent will have no pre-emptive or conversion rights, as more fully described below in "How to Do Business with the Funds" attached as Appendix C to this Proxy Statement/Prospectus.

Reasons for the Reorganizations and Board Considerations

As noted above, the Reorganizations are among a series of initiatives that the Board of Trustees of One Group Mutual Funds and the Boards of the JPMorgan Funds approved following the merger of Bank One Corporation, the former corporate parent of BOIA, OGA and the Distributor, into JPMorgan Chase & Co., the corporate parent of JPMIM and JPMorgan Chase Bank.

On August 12, 2004, the Board of Trustees of One Group Mutual Funds, and on August 19, 2004, the Boards of the JPMorgan Funds, approved a series of initiatives that are designed to: (i) integrate the operations of the two fund complexes; (ii) streamline the operations and product offerings of the two fund complexes; and (iii) take advantage of potential economies of scale. The integration of the two fund complexes will include, among other things, (i) adopting a common fee structure; (ii) eliminating overlapping or duplicative Funds; (iii) redomiciling each fund complex to a single jurisdiction and adopting a single form of declaration of trust; (iv) electing a single board of trustees and appointing common senior officers; (v) proposing certain changes to fundamental investment restrictions and policies of some of the JPMorgan Funds and all of the One Group Funds; (vi) engaging a common set of service providers; and (vii) conforming redemption fee practices.

The proposed Reorganizations were presented to the Board of Trustees of One Group Mutual Funds and the Boards of the JPMorgan Funds for consideration at board meetings held in June and July 2004, and were approved at meetings held on August 12, 2004 and August 19, 2004, respectively. Following presentations by BOIA and JPMIM, as appropriate, the Board of Trustees of One Group Mutual Funds and the Boards of the JPMorgan Funds, including all of the Trustees who are not "interested persons" (as defined in Section 2(a)(19) of the 1940 Act) of the Funds, determined, with respect to the Funds overseen by that Board, that (1) the investment objectives, investment policies, investment strategies and investment restrictions of the Funds subject to each proposed Reorganization were compatible, (2) each of the proposed Reorganizations would be in the best interests of each affected Fund that the respective Board oversees, and (3) each of the proposed Reorganizations would not result in the dilution of the interests of the Funds or their shareholders.

In recommending the Reorganizations, the Boards considered a number of factors, including the following:

•  the benefits (described in this section) that are expected to be derived from the completion of the integration of the two fund complexes;

•  the plans of management to eliminate overlapping or duplicative product offerings among the One Group Funds and the JPMorgan Funds as part of the overall integration initiatives in order to lessen the potential for investor confusion;

•  the compatibility of the investment objectives, strategies, policies and restrictions of the Acquired Funds in the Reorganizations with those of the Acquiring Funds;

•  the investment performance of the Acquiring Funds as compared to that of the Acquired funds;

•  the nature, extent, and quality of the services to be provided by the service providers to the Acquiring funds and the fact that the nature, extent and quality of such services are expected to be at the same or higher level of that of the current service providers to the Acquired funds;

•  the relative size of the Acquiring and Acquired Funds;

•  the expense ratios of the funds and information as to the specific fees and expenses of each Acquiring fund and each Acquired Fund, including management's commitments to maintain the net expense level for each Acquired Fund as low as the net expense level currently in effect, if not lower, with certain limited exceptions described below;

•  the potential impact of BOIA's settlement with the SEC and NYAG, and related private litigation against BOIA, the incumbent Trustees of One Group Mutual Funds and various affiliates of BOIA;

•  the Reorganizations will not dilute the interests of current shareholders of the Acquiring Funds or Acquired Funds;

•  the Federal tax consequences of each Reorganization to the Acquired Funds and their shareholders, including that each Reorganization has been structured as a Federal tax-free transaction;

•  any benefits that may be derived by BOIA and JPMIM and their affiliates from various relationships with the Acquired Funds or Acquiring Funds; and

•  the shareholders of the affected funds would not be required to bear fees and expenses associated with the Reorganizations.

The Board of Trustees of One Group Mutual Funds and the Boards of the JPMorgan Funds considered the potential consequences to shareholders of the Funds from the overall integration initiatives and from each of the specific Reorganizations.

Significantly in this respect, BOIA, JPMIM, OGA and the Distributor have contractually agreed to waive fees or reduce their fees or reimburse the expenses of each class of shares of One Group Mutual Funds and the JPMorgan Funds, as needed, in order to assure that, for the acquired funds in the Reorganizations, the net expense level for the Funds is at least as low as the net expense level currently in effect, if not lower, with the few exceptions discussed here. The net expense level for the Agency, Institutional, Premier and Morgan classes of shares of the JPMorgan Liquid Assets Money Market Fund will be identical to the contractual expense limitation currently in effect, although it will be higher than the net expenses currently in effect as a result of voluntary fee waivers and reimbursements currently being made by JPMIM. The net expense level for the Agency Class shares of JPMorgan Treasury Plus Money Market Fund will be increasing by 0.01%. Gross expense levels (i.e., expenses before waivers or reimbursements) for certain classes of certain Funds may increase as a result of these changes. These contractual fee waivers or reductions and expense reimbursements will continue in effect through at least each Fund's fiscal year ending after February 18, 2006. For the One Group Government Money Market Fund, these contractual fee waivers or reductions and expense reimbursements will continue in effect for a 12 month period beginning February 19, 2005.

Additionally, by eliminating overlapping or duplicative fund offerings and streamlining fund operations, the Reorganizations and other integration initiatives may enhance growth prospects for the Funds by facilitating the development of an expanded Fund distribution system. Similarly, shareholders may benefit from the Reorganizations through the combined Funds having a larger asset base, which may provide greater investment opportunities for the Funds and the ability to take larger portfolio positions and operate more efficiently. However, there can be no assurance that the combined Funds will produce more efficient operations or that economies of scale will be realized.

The Boards also noted favorably that the Reorganizations would be structured as Federal tax-free transactions. For purposes of Federal tax consequences to the Funds and their shareholders, there would be no significant adverse tax consequences for affected shareholders, and BOIA and JPMIM, rather than the Funds, would bear the costs and expenses of the Reorganizations, except for brokerage fees and expenses, which would be borne by the Funds.

THE BOARD OF THE J.P. MORGAN MUTUAL FUND TRUST RECOMMENDS THAT SHAREHOLDERS OF JPMORGAN FUNDS APPROVE THE REORGANIZATION, AND THE BOARD OF THE ONE GROUP FUNDS RECOMMENDS THAT SHAREHOLDERS OF OG U.S. GOVERNMENT SECURITIES FUND APPROVE THE REORGANIZATION.

Federal Income Tax Consequences

Each Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization described in Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), with no gain or loss recognized as a consequence of the Reorganization by the Acquired Funds or the Acquiring Funds or the shareholders of the Acquired Funds. In addition, under such a tax-free reorganization, a shareholder's aggregate tax basis for shares held in the Acquired Funds will carryover to the shares of the Acquiring Funds acquired in the Reorganization, and the holding period for shares held as a capital asset will also carryover to the acquired shares. As a condition to the closing of each Reorganization, the Acquired Funds and the Acquiring Funds will receive a legal opinion from Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization with the foregoing tax consequences. That opinion will be based upon certain representations and warranties made by the Acquired Funds and the Acquiring Funds and certifications received from each of the Funds.

You should consult your tax advisor regarding the effect, if any, of the proposed Reorganization in light of your individual circumstances. Since the foregoing discussion only relates to the Federal income tax consequences of the Reorganization, you should also consult your tax advisor as to state and other local tax consequences, if any, of the Reorganization.

INFORMATION ABOUT MANAGEMENT OF THE ONE GROUP FUNDS

The Advisor

Banc One Investment Advisors (BOIA), 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211 makes the day-to-day investment decisions for the Acquiring Funds and continuously reviews, supervises and administers the Acquiring Funds' investment program. BOIA performs its responsibilities subject to the supervision of, and policies established by, the Board of Trustees of the One Group Funds. BOIA serves as investment advisor to other mutual funds (including the other One Group Funds) and individual corporate, charitable and retirement accounts. As of June 30, 2004, BOIA managed over $182 billion in assets. BOIA is an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. The Acquiring Funds' distributor and administrator are also wholly owned subsidiaries of JPMorgan Chase & Co.

During the fiscal year ended June 30, 2004, the following advisory fees were paid at an annual rate as a percentage of each Acquiring Fund's average daily net assets:

One Group Prime Money Market Fund	0.33	%*
One Group Government Money Market Fund	0.08	%*
One Group U.S. Treasury Securities Money Market Fund	0.35	%*

  *  Effective February 19, 2005, the advisory fee for each Fund to be paid to BOIA will be, as a percentage of each Fund's average daily net assets will be 0.08% for each Fund.

Additional Compensation to Financial Intermediaries

Banc One Investment Advisors, the One Group Fund's Distributor, and from time to time, other affiliates of Banc One Investment Advisors, may, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the One Group Mutual Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase & Co. These additional cash payments are payments over and above the sales charges, 12b-1 fees and services fees which are disclosed elsewhere in this Proxy Statement/Prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the One Group Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to One Group Fund shareholders. Banc One Investment Advisors and the One Group Funds' Distributor may also pay cash compensation in the form of finders' fees that vary depending on the One Group Fund and the dollar amount of shares sold. In addition, the One Group Funds' Distributor may, on occasion, pay Financial Intermediaries the entire front-end sales charge applicable to the One Group Fund shares sold by the Financial Intermediary or an additional commission on the sale of One Group Fund shares subject to a CDSC.

Performance of the Acquiring Funds

The bar charts and tables that follow provide some indication of the risk of an investment in each Acquiring Fund by showing changes in the Funds' performance from year to year. The bar charts show each Acquiring Fund's performance for each full calendar year since inception or over the past ten years. The table shows each Fund's average total returns for different calendar periods over the life of the Fund.

The annual returns in the bar chart are for Class I shares (which are not offered in this Proxy Statement/Prospectus) with respect to the One Group Prime Money Market Fund, Class A shares (to be renamed Reserve) with respect to the One Group U.S. Treasury Securities Money Market Fund, and Class S shares (to be renamed Premier) with respect to the One Group Government Money Market Fund. Performance of the One Group Prime Money Market Fund's Agency, Capital, Morgan, and Premier classes would have been similar to performance of that Fund's Class I shares because the shares would have been invested in the same portfolio of securities. Similarly, performance of the One Group U.S. Treasury Securities Money Market Fund's Agency, Institutional, Morgan, and Premier classes would have been similar to performance of that Fund's Reserve shares because the shares would have been invested in the same portfolio of securities, and performance of the One Group Government Money Market Fund's Agency, Institutional, Morgan, and Reserve classes would have been similar to performance of that Fund's Premier shares because the shares would have been invested in the same portfolio of securities. Annual returns would differ only to the extent that the classes have different expenses. The Morgan Class shares of One Group Prime Money Market Fund and the Morgan Class and Reserve Class shares of One Group Government Money Market Fund would have lower performance than Class I shares of One Group Prime Money Market Fund and Premier Class shares of One Group Government Money Market Fund, respectively, because they are subject to higher expenses. These calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Funds have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than shown. To obtain current yield information call 1-877-691-1118 or visit www.onegroup.com. Past performance is not necessarily an indication of how any class of any of the Funds will perform in the future. Please see "SUMMARY-Comparison of Fees and Expenses" for information about the difference among the share classes.

Performance for certain classes of Acquiring Funds is not shown because the inception of these classes is not expected to occur until February 18, 2005.

AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2003

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
CLASS I	8/1/85	0.77%	3.40%	4.27%

The average annual total return of One Group Prime Money Market Fund in calendar year 2003 was lower than that of JPMorgan Liquid Assets Money Market Fund. More information about the performance of the One Group Prime Money Market Fund can be found in its current prospectus.

AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 20031

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
CLASS I	2/18/92	0.41%	2.91%	3.79%

1  Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses between classes.

The average annual total returns of One Group U.S. Treasury Securities Money Market Fund have been lower for each of the last nine calendar years than those of JPMorgan Treasury Plus Money Market Fund. More information about the performance of the One Group Prime Money Market Fund can be found in its prospectus.

AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 20031

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS	PERFORMANCE SINCE 6/14/93
CLASS S	4/10/00	0.82%	3.42%	4.24%	4.17%
ADMINISTRATIVE CLASS	11/1/01	0.97%	3.56%	4.39%	4.32%

1  Historical performance shown for Class S and Administrative Class prior to their inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses between classes.

The average annual total returns of One Group Government Money Market Fund (Class I shares) were higher for each of the last nine calendar years than those of JPMorgan U.S. Government Money Market Fund (Morgan shares). More information about One Group Government Money Market Fund can be found in its current prospectus.

ADDITIONAL INFORMATION ABOUT THE
JPMORGAN FUNDS AND ONE GROUP FUNDS

Information about JPMorgan Liquid Assets Money Market Fund, JPMorgan U.S. Government Money Market Fund, JPMorgan Treasury Plus Money Market Fund, One Group U.S. Government Securities Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund, and One Group Government Money Market Fund is included in (i) the Prospectus of JPMorgan Money Market Funds (Morgan Shares) dated December 29, 2003; (ii) the Prospectus of JPMorgan Money Market Funds (Premier Shares) dated December 29, 2003; (iii) the Prospectus of JPMorgan Money Market Funds (Agency Shares) dated December 29, 2003; (iv) the Prospectus of JPMorgan Money Market Funds (Institutional Shares) dated December 29, 2003; (v) the Prospectus of JPMorgan Money Market Funds (Reserve Shares) dated December 29, 2003; (vi) the Prospectus of One Group Money Market Funds (Class A Shares, Class B Shares, and Class C Shares) filed October 29, 2004; (vii) the Prospectus of One Group Money Market Funds for Institutional Clients (Class I Shares) dated October 29, 2004; (vii) the Prospectus of One Group Institutional Money Market Funds (Administrative Class Shares) dated October 29, 2004; (viii) the Prospectus of One Group Institutional Money Market Funds (Class I Shares) dated October 29, 2004; (ix) the Prospectus of One Group Institutional Money Market Funds (Class S Shares) dated October 29, 2004; (x) the Prospectus of One Group Government Money Market (Reserve Class Shares) dated October 29, 2004; (xi) the Prospectus of One Group Government Money Market Fund (Morgan Class Shares) dated October 29, 2004; (xii) the Prospectus of One Group Money Market Funds (Morgan Class Shares) dated October 29, 2004; (xiii) the Prospectus of One Group Money Market Funds (Institutional Class Shares) dated October 29, 2004; (xiv) the Prospectus of One Group Money Market Funds (Agency Class Shares) dated October 29, 2004; the Prospectus of One Group Money Market Funds (Premier Class Shares) dated October 29, 2004; (xvi) the Prospectus of One Group Prime Money Market Fund (Capital Class Shares) dated October 29, 2004; (xvii) the SAI for JPMorgan Money Market Funds filed October 29, 2004; (xviii) the SAI for One Group Mutual Funds filed October 29, 2004; (xx) the Annual Report for JPMorgan Money Market Funds dated August 31, 2003; (xx) the Semi-Annual Report for JPMorgan Money Market Funds dated February 29, 2004; (xxi) the Annual Report for One Group Mutual Funds for the twelve-month period ended June 30, 2004; and (xxii) the Semi-Annual Report for One Group Mutual Funds for the six-month period ended December 31, 2003. Copies of these documents, the Statement of Additional Information related to this Proxy Statement/Prospectus and any subsequently released shareholder reports are available upon request and without charge by calling the relevant Fund at the relevant telephone number or by writing to the relevant Fund at the address listed for that Fund on the cover page of this Proxy Statement/Prospectus.

Both JPMorgan Funds and One Group Mutual Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith file reports and other information including proxy material, reports and charter documents with the SEC. These reports and other information can be inspected and copied at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, DC 20549. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549 at prescribed rates.

Financial Highlights

The financial highlights of the One Group Funds, that are contained in Appendix E have been derived from financial statements audited by Pricewaterhouse Coopers LLP.

Legal Proceedings and Additional Fee and Expense Information

On September 3, 2003, the NYAG simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds. Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

On June 29, 2004, BOIA entered into agreements with the SEC and the NYAG in resolution of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the "SEC Order") instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the settlement agreement, BOIA or its affiliates agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds as noted below. The settlement agreement with the NYAG also requires BOIA to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over the next five years. In addition, BOIA has agreed to undertakings relating to, among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an independent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease and desist from violations of certain provisions of the Investment Advisers Act of 1940 (the "Advisers Act") and the 1940 Act (iv) additional fee-related disclosure to investors, and (v) the retention of a senior officer to assist the Board in monitoring compliance and reviewing management fee arrangements.

Under the terms of the SEC Order and the settlement agreement, the $50 million payment by BOIA will be used to fund a pool established for distribution to affected shareholders of certain Funds. This pool will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant in consultation with BOIA and acceptable to the Board's independent trustees and the staff of the SEC. The distribution plan will provide for investors to receive, in order of priority, (i) their proportionate share of losses from market-timing, and (ii) a proportionate share of advisory fees paid by the Funds that suffered such losses during the period of such market-timing. It is currently expected that such amounts will be paid in 2005. More specific information on the distribution plan will be communicated at a later date in an appropriate manner.

Mark A. Beeson, the former president and chief executive officer of One Group Mutual Funds and a former senior managing director of BOIA, was also named a respondent in the SEC Order and consented to its entry. As part of the settlement agreement with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any investment advisor or registered investment company. Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

The agreement with the SEC is reflected in the SEC Order, which states, among other things, that BOIA and Mr. Beeson violated and/or aided and abetted and caused violations of the antifraud provisions of the Advisers Act and the 1940 Act by, among other things, (i) allowing excessive short-term trading in certain of the Funds that was inconsistent with the terms of the Funds' prospectus and that was potentially harmful to the Funds, (ii) failing to disclose to the Board or to shareholders, among other things, the conflict of interest created by market-timing arrangements, (iii) failing to charge redemption fees for redemptions by certain shareholders as required by the applicable prospectuses when other shareholders were charged the redemption fees, (iv) having no written procedures in place to prevent the nonpublic disclosure of Fund portfolio holdings and improperly providing confidential portfolio holdings to certain persons when others were not provided with or otherwise privy to the same information, and (v) causing Funds, without the knowledge of the Board, to participate in joint transactions raising a conflict of interest in violation of the 1940 Act. The settlement agreement with the NYAG contains statements consistent with those described in the preceding sentence regarding the SEC Order. BOIA and Mr. Beeson neither admit nor deny the findings set forth in the SEC Order, and BOIA neither admits nor denies the findings in its settlement agreement with the NYAG.

It is possible that these matters and/or related developments may result in increased Fund redemptions and reduced sales of Fund shares, which could result in increased costs and expenses or otherwise adversely affect the Funds.

Additional information can be found in Appendix A.

Distributor

One Group Dealer Services, Inc., whose address is 1111 Polaris Parkway, Columbus, Ohio, serves as the distributor to the Acquiring Funds. The distributor is an affiliate of JPMIM, the investment adviser to the JPMorgan Funds, and BOIA, the investment advisor to the One Group Funds, and an indirect wholly owned subsidiary of JPMorgan Chase & Co.

Administrator

One Group Administrative Services, Inc., whose address is 1111 Polaris Parkway, Columbus, Ohio, serves as the administrator to the Acquiring Funds. The administrator is an affiliate of BOIA, the investment advisor to the One Group Funds and JPMIM, the investment adviser to the JPMorgan Funds, and an indirect wholly owned subsidiary of JPMorgan Chase & Co.

FORM OF ORGANIZATION

Each of the JPMorgan Funds is a diversified series of J.P. Morgan Mutual Fund Trust, an open-end management investment company organized as a Massachusetts business trust. J.P. Morgan Mutual Fund Trust is governed by a Board of Trustees consisting of ten members.

One Group Government Securities Fund and each of the Acquiring Funds is a diversified series of One Group Mutual Funds, an open-end management investment company organized as a Massachusetts business trust. One Group Mutual Funds is governed by a Board of Trustees consisting of seven members.

As described above, the shareholders of the Acquiring Funds are considering the reorganization and redomiciliation of the Acquiring Funds into JPMorgan Trust II, an open-end management investment company that was formed in anticipation of such transactions. Unlike J.P. Morgan Mutual Funds Trust and One Group Mutual Funds, JPMorgan Trust II is organized as a Delaware statutory trust.

The chart in Appendix F provides additional information with respect to the similarities and differences in the forms of organization of these entities. Shareholders should refer to the provisions of the governing documents of these entities and the relevant state law for a more thorough comparison.

CAPITALIZATION

The following table shows the capitalization of each of the Acquired Funds and Acquiring Funds as of June 30, 2004, and on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The proforma capitalization information is for informational purposes only. No assurance can be given as to how many shares of the Acquiring Funds will be received by shareholders of the Acquired Funds on the Closing Date, and the information should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received.

Amounts in thousands, except per share amounts

	JPMorgan Liquid Assets Money Market Fund		One Group Prime Money Market Fund		Share Adjustments	Pro Forma JPMorgan Liquid Assets Money Market Fund
Net Assets
Morgan	$18,540		$-			$18,540
Premier	32,847		-			32,847
Agency	455,580		-			455,580
Reserve	-		4,372,583	(a)		4,372,583
Class B	-		41,540			41,540
Class C	-		8,284			8,284
Investor	-		3,898,608	(b)		3,898,608
Capital	2,901,221	(c)	-			2,901,221
Total	$3,408,188		$8,321,015			$11,729,203
Shares Outstanding
Morgan	18,539		-		1	18,540
Premier	32,846		-		1	32,847
Agency	455,575		-		5	455,580
Reserve	-		4,372,618	(a)	-	4,372,618
Class B	-		41,539		-	41,539
Class C	-		8,284		-	8,284
Investor	-		3,898,550	(b)	-	3,898,550
Capital	2,901,158	(c)	-		63	2,901,221
Total	3,408,118		8,320,991		70	11,729,179
Net Asset Value Per Share
Morgan	$1.00		$-			$1.00
Premier	$1.00		$-			$1.00
Agency	$1.00		$-			$1.00
Reserve	$-		$1.00	(a)		$1.00
Class B	$-		$1.00			$1.00
Class C	$-		$1.00			$1.00
Investor	$-		$1.00	(b)		$1.00
Capital	$1.00	(c)	$-			$1.00

(a)  Formerly Class A shares

(b)  Formerly Class I shares

(c)  Formerly Institutional shares

Amounts in thousands, except per share amounts

	JPMorgan Treasury Plus Money Market Fund	One Group U.S. Treasury Securities Money Market Fund		Share Adjustments	Pro Forma JPMorgan U.S. Treasury Plus Money Market Fund
Net Assets
Morgan	$955,967	-			$955,967
Premier	1,283,053	-			1,283,053
Agency	1,072,153	-			1,072,153
Class B	-	$2,860			2,860
Class C	-	548			548
Investor	-	2,920,637	(a)		2,920,637
Reserve	223,139	1,702,965	(b)		1,926,104
Institutional	970,418	-			970,418
Total	$4,504,730	$4,627,010			$9,131,740
Shares Outstanding
Morgan	956,020	-		(53)	955,967
Premier	1,283,120	-		(67)	1,283,053
Agency	1,072,006	-		147	1,072,153
Class B	-	2,860		-	2,860
Class C	-	548		-	548
Investor	-	2,920,671	(a)	-	2,920,671
Reserve	223,155	1,702,932	(b)	(16)	1,926,071
Institutional	970,440	-		(22)	970,418
Total	4,504,741	4,627,011		(11)	9,131,741
Net Asset Value Per Share
Morgan	$1.00	-			$1.00
Premier	$1.00	-			$1.00
Agency	$1.00	-			$1.00
Class B	-	$1.00			$1.00
Class C	-	$1.00			$1.00
Investor	-	$1.00	(a)		$1.00
Reserve	$1.00	$1.00	(b)		$1.00
Institutional	$1.00	-			$1.00

(a)  Formerly Class I shares

(b)  Formerly Class A shares

Amounts in thousands, except per share amounts

	JPMorgan U.S. Government Money Market Fund	One Group U.S. Government Securities Money Market Fund		One Group Government Money Market Fund		Share Adjustments *	Share Adjustments **	Share Adjustments ***	Pro Forma JPMorgan U.S. Government Money Market Fund *	Pro Forma JPMorgan U.S. Government Money Market Fund **	Pro Forma JPMorgan U.S. Government Money Market Fund ***
Net Assets
Agency	$3,935,929	$-		$98,212	(a)				$4,034,141	$98,212	$4,034,141
Capital	-	-		7,157,361	(b)				7,157,361	7,157,361	7,157,361
Institutional	1,652,350	-		-					1,652,350	-	1,652,350
Morgan	2,754,919	-		-					2,754,919	-	2,754,919
Premier	552,934	102,748	(c)	728,456	(d)				1,281,390	831,204	1,384,138
Reserve	-	609,564	(e)	-					-	609,564	609,564
Total	$8,896,132	$712,312		$7,984,029					$16,880,161	$8,696,341	$17,592,473
Shares Outstanding
Agency	3,935,896	-		98,211	(a)	33	-	33	4,034,140	98,211	4,034,140
Capital	-	-		7,157,365	(b)	-	-	-	7,157,365	7,157,365	7,157,365
Institutional	1,652,333	-		-		17	-	17	1,652,350	-	1,652,350
Morgan	2,754,976	-		-		(57)	-	(57)	2,754,919	-	2,754,919
Premier	552,924	102,752	(c)	728,453	(d)	10	(4)	6	1,281,387	831,201	1,384,135
Reserve	-	609,562	(e)	-		-	2	2	-	609,564	609,564
Total	8,896,129	712,314		7,984,029		3	(2)	1	16,880,161	8,696,341	17,592,473
Net Asset Value Per Share
Agency	$1.00	$-		$1.00	(a)				$1.00	$1.00	$1.00
Capital	$-	$-		$1.00	(b)				$1.00	$1.00	$1.00
Institutional	$1.00	$-		$-					$1.00	$-	$1.00
Morgan	$1.00	$-		$-					$1.00	$-	$1.00
Premier	$1.00	$1.00	(c)	$1.00	(d)				$1.00	$1.00	$1.00
Reserve	$-	$1.00	(e)	$-					$-	$1.00	$1.00

(a)  Formerly Administrative Class shares

(b)  Formerly Class I shares

(c)  Formerly Class I shares

(d)  Formerly Class S shares

(e)  Formerly Class A shares

*    Assuming the Reorganization of JPMorgan U.S. Government Money Market Fund into JPMorgan U.S. Government Money Market Fund (formerly One Group Government Money Market Fund).

**  Assuming the Reorganization of One Group U.S. Government Securities Money Market Fund into JPMorgan U.S. Government Money Market Fund (formerly One Group Government Money Market Fund).

***  Assuming the Reorganization of JPMorgan U.S. Government Money Market Fund and One Group U.S. Government Securities Money Market Fund into JPMorgan U.S. Government Money Market Fund (formerly One Group Government Money Market Fund).

DIVIDENDS AND DISTRIBUTIONS

JPMorgan Funds declare ordinary income dividends daily and pay them monthly. One Group U.S. Government Securities Fund and the Acquiring Funds generally declare dividends daily and distribute them on the first business day of each month. Capital gains, if any, for each of the Funds are distributed at least annually. For all Funds, all dividends and distributions are reinvested automatically in additional shares of the respective Fund at net asset value, without a sales charge or CDSC, unless the shareholder elects to be paid in cash. Following the Reorganizations, Acquired Fund shareholders that have elected to receive distributions in cash will continue to receive distributions in such manner from the relevant Acquiring Fund.

OTHER BUSINESS

Neither Board intends to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

SHAREHOLDER COMMUNICATIONS WITH THE BOARD

JPMorgan Funds shareholders who wish to communicate with the Board of Trustees of J.P. Morgan Mutual Fund Trust should send communications in writing to the attention of the Secretary of J.P. Morgan Mutual Fund Trust at 522 Fifth Avenue, New York, New York 10036, and communications will be directed to the Trustee or Trustees indicated in the communication or, if no Trustee or Trustees are indicated, to the Chairman of the Board of Trustees. One Group U.S. Government Securities Fund shareholders who wish to communicate with the Board of Trustees of One Group Mutual Funds should send communications in writing to the attention of the Secretary at 1111 Polaris Parkway, Columbus, Ohio 43271-1235, and communications will be directed to the Trustee or Trustees indicated in the communication or, if no Trustee or Trustees are indicated, to the Chairman of the Board of Trustees. The Secretary will maintain a copy of any such communication and promptly forward it to the Governance Committee no less frequently than monthly. The Governance Committee will periodically review such communications and determine how to respond, if at all. Other members of the Board will receive, no less frequently than quarterly, a summary of all shareholders communications received during the prior quarter, which summary shall identify the substance of such communications.

VOTING INFORMATION

This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the Board of Trustees of the Acquired Funds to be used at the Meetings. This Proxy Statement/Prospectus, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of One Group U.S. Government Securities Money Market Fund and the JPMorgan Funds on or about November 10, 2004. Only shareholders of record as of the close of business on October 27, 2004, (the "Record Date") will be entitled to notice of, and to vote at, the Meetings and any adjournment thereof. If the enclosed form of proxy card is properly executed and returned in time to be voted at the respective Meetings, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked but properly executed proxy cards will be voted "FOR" the relevant Reorganization and "FOR" any other matters the proxies deem appropriate.

A shareholder may revoke a proxy at any time on or before a Meeting by either (1) submitting a subsequently dated proxy, (2) delivering a notice of revocation to One Group Funds or JPMorgan Funds, as applicable, at the address on the cover of this Proxy Statement/Prospectus or (3) otherwise giving notice of revocation in open meeting, in all cases prior to the exercise of authority granted in the proxy. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of the Reorganization Agreement and the Reorganization contemplated thereby.

Proxy Solicitation

Proxies are being solicited by mail. Additional solicitations may be made by telephone, e-mail, or other personal contact by officers or employees of BOIA, JPMIM and their affiliates or by proxy soliciting firms retained by the Funds. BOIA and JPMIM have retained Investor Connect, a proxy solicitor, to assist in the solicitation of Proxy Cards primarily by contacting shareholders by telephone and facsimile. By contract with BOIA and JPMIM, Investor Connect, among other things, will be: (i) required to maintain the confidentiality of all shareholder information; (ii) prohibited from selling or otherwise disclosing to any third party shareholder information; and (iii) required to comply with applicable state telemarketing laws. The cost of retaining such proxy solicitor is expected to be in excess of $500,000. The cost of retaining such proxy solicitor will be deemed an expense relating to the Meeting. In addition, BOIA and JPMIM may reimburse persons holding shares in their names or in the names of their nominees for expenses incurred in forwarding solicitation material to their beneficial owners. The cost of the solicitation will be borne by BOIA, JPMIM and their affiliates.

As the meeting date approaches, shareholders of the Funds may receive a call from a representative of BOIA, JPMIM, an affiliate of BOIA and JPMIM, or Investor Connect if the Funds have not yet received their vote. Authorization to permit BOIA, JPMIM, an affiliate of BOIA and JPMIM, or Investor Connect to execute proxies may be obtained by telephonic or electronically transmitted instructions from Fund shareholders. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. Management of the Funds believes that these procedures are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately determined. In all cases where a telephonic proxy is solicited, BOIA, JPMIM, an affiliate of BOIA and JPMIM, or an Investor Connect representative is required to ask the shareholder for the shareholder's full name, address, social security number or employer identification number, title (if the person giving the proxy is authorized to act on behalf of an entity, such as a corporation), the number of shares owned and to confirm that the shareholder has received this Proxy Statement in the mail.

If the shareholder information solicited agrees with the information provided to BOIA, JPMIM, an affiliate of BOIA and JPMIM, or Investor Connect by the Funds, BOIA, JPMIM, an affiliate of BOIA and JPMIM, or an Investor Connect representative has the responsibility to explain the process, read the proposals listed on the Proxy Card, and ask for the shareholder's instructions on each proposal. The representative of BOIA, JPMIM, an affiliate of BOIA and JPMIM, or Investor Connect, although permitted to answer questions about the process, is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement. BOIA, JPMIM, an affiliate of BOIA and JPMIM, or Investor Connect will record the shareholder's instructions on the card. Within 72 hours, BOIA, JPMIM, an affiliate of BOIA and JPMIM, or Investor Connect will send the shareholder a letter or mailgram to confirm the shareholder's vote and asking the shareholder to call BOIA, JPMIM, an affiliate of BOIA and JPMIM, or Investor Connect immediately if the shareholder's instructions are not correctly reflected in the confirmation.

Quorum

With respect to each Acquired Fund, a majority of shares that are outstanding at the close of business on the Record Date, if present in person or represented by proxy, will constitute a quorum for the relevant Meeting.

Vote Required

For each of the Acquired Funds, approval of a Reorganization Agreement will require, if a quorum is present at the relevant Meeting, the affirmative vote of a majority of the outstanding voting securities of such Acquired Fund, which is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of such Acquired Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of such Acquired Fund.

Shareholders of each Acquired Fund are entitled to one vote for each share. Fractional shares are entitled to proportional voting rights.

Effect of Abstentions and Broker "Non-votes"

For purposes of determining the presence of a quorum for transacting business at the Meeting, executed proxies marked as abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that they have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for quorum purposes but which have not been voted. Accordingly, abstentions and broker non-votes will effectively be a vote against Proposal 1, for which the required vote is a percentage of the shares outstanding and entitled to vote on the matter. Abstentions will also effectively be votes against adjournment, although, as described below in the section entitled "Adjournments", broker non-votes will have no effect on votes to adjourn the Meeting.

Adjournments

In the event that sufficient votes to approve a proposal are not received, the persons named as proxies may propose one or more adjournments of the relevant Meeting to permit further solicitation of proxies. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. In determining whether to adjourn a Meeting with respect to a proposal, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. In addition, if in the judgment of the persons named as proxies, it is advisable to defer action on one or more proposals, such persons may propose one or more adjournments of the Meeting with respect to any such proposal for a reasonable period or periods. In the event of an adjournment, no further notice is needed other than announcement at the Meeting to be adjourned. For purposes of calculating a vote to adjourn the Meeting, any broker non-vote will be excluded from the denominator of the calculation of the number of votes required to approve any proposal to adjourn a meeting. The persons named as proxies will vote upon such adjournment after consideration of the best interests of all shareholders.

Shareholder Voting Rights

None of the Acquiring Funds, each of which is a series of a Massachusetts business trust, holds annual shareholder meetings. The 1940 Act requires that a shareholder meeting be called for the purpose of electing Trustees at such time as fewer than a majority of Trustees holding office have been elected by shareholders. A Fund will hold a shareholder meeting upon the written request of shareholders holding at least 20% of that Fund's outstanding shares.

Future Shareholder Proposals

You may request inclusion in the proxy statement for shareholder meetings of any Fund whose shares you own certain proposals for action which you intend to introduce at such meeting. Any shareholder proposals must be presented a reasonable time before the proxy materials for the next meeting are sent to shareholders. The submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws. None of the Funds is required to hold regular meetings of shareholders and, in order to minimize its costs, none intends to hold meetings of the shareholders unless required by applicable law, regulation, or regulatory policy or unless otherwise deemed advisable by the Board or the Fund's management. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.

Record Date and Outstanding Shares

Only shareholders of record of the Acquired Funds at the close of business on the Record Date (October 27, 2004) are entitled to receive notice of, and to vote at, their respective Meeting and at any postponement or adjournment thereof. The chart below lists the number of shares of each Acquired Fund that were outstanding and entitled to vote as of the close of business on the Record Date:

Shares Outstanding on Record Date
JPMorgan Liquid Assets Money Market Fund	2,812,686,762
JPMorgan Treasury Plus Money Market Fund	4,200,068,250
JPMorgan U.S. Government Money Market Fund	8,915,577,398
One Group U.S. Government Securities Money Market Fund	646,433,170

As of October 27, 2004, the following persons owned of record or beneficially 5% or more of the outstanding shares of the class identified of any of the Acquired Funds or Acquiring Funds. Shareholders indicated below holding greater than 25% or more of a Fund are "controlling persons" under the 1940 Act.

Fund	Class	Name and Address of Owner	Type of Ownership	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund after Reorganization*
JPMorgan Liquid Assets Money Market Fund	Agency	JPMORGAN INVESTOR SERVICES CASH MGMT INVESTMENT SUPPORT ATTN CASH SWEEP OPERATIONS 14221 DALLAS PARKWAY 2JIP 6TH FL DALLAS TX 75254-2942	Record	40.207%	3.839%	0.921%

JPMorgan Liquid Assets Money Market Fund	Agency	JPMORGAN INVESTOR SERVICES CASH MGMT INVESTMENT SUPPORT ATTN CASH SWEEP OPERATIONS 14221 DALLAS PARKWAY 2JIP 6TH FL DALLAS TX 75254-2942	Record	35.324%	3.373%	0.809%

JPMorgan Liquid Assets Money Market Fund	Agency	STROOCK STROOCK & LAVAN LLP 180 MAIDEN LANE NEW YORK NY 10038-4925	Record	8.384%	0.801%	0.192%

JPMorgan Liquid Assets Money Market Fund	Institutional	WATCHTOWER BIBLE & TRACT SOCIETY OF PENNSYLVANIA ATTN TREASURERS OFFICE DOMESTIC CASH MANAGEMENT 25 COLUMBIA HTS BROOKLYN NY 11201-1300	Record	7.337%	6.427%	1.541%

JPMorgan Liquid Assets Money Market Fund	Institutional	JPMORGAN TRUST CO NA PAUL G ALLEN - COLLATERAL ACCOUNT ATTN FUND OPERATIONS 3/OPS3 500 STANTON CHRISTIANA ROAD NEWARK DE 19713-2107	Record	7.229%	6.333%	1.519%

JPMorgan Liquid Assets Money Market Fund	Institutional	AGILENT TECHNOLOGIES ATTN TREASURY ACCOUNTING DEPT PLOT NO 90 D SECTOR 18 UDYOG VIHAR GURGAON 122015 HARRYANA INDIA	Record	6.020%	5.274%	1.265%

JPMorgan Liquid Assets Money Market Fund	Institutional	SPRINT CORP ATTN KSOPHF0302-3B372 SUP CASH OPS 6200 SPRINT PKWY OVERLAND PARK KS 66251-6117	Record	5.516%	4.833%	1.159%

JPMorgan Liquid Assets Money Market Fund	Morgan	JPMORGAN INSTITUTIONAL TRUST SERVICES FBO VARIOUS TRUSTS ATTN VIRGINIA DELGADO 2001 BRYAN TOWER 11TH FLOOR DALLAS TX 75254	Record	32.000%	0.292%	0.070%

Fund	Class	Name and Address of Owner	Type of Ownership	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund after Reorganization*
JPMorgan Liquid Assets Money Market Fund	Morgan	FOOD CITY MARKETS PO BOX 669 ORANGEBURG NY 10962-0669	Record	5.370%	0.049%	0.012%

JPMorgan Liquid Assets Money Market Fund	Morgan	THE LEAGUE OF AMERICAN THEATRES AND PRODUCERS INC. 226 WEST 47TH STREET NEW YORK NY 10036-1413	Record	5.334%	0.049%	0.012%

JPMorgan Liquid Assets Money Market Fund	Premier	JPMORGAN INSTITUTIONAL TRUST SERVICES FBO VARIOUS TRUSTS ATTN VIRGINIA DELGADO 2001 BRYAN TOWER 11TH FLOOR DALLAS TX 75254	Record	58.756%	1.134%	0.272%

JPMorgan Liquid Assets Money Market Fund	Premier	SAINT BARNABAS CORPORATION ATTN DON DERING 2 CRESCENT PL OCEANPORT NJ 07757-1221	Record	8.640%	0.167%	0.040%

JPMorgan Liquid Assets Money Market Fund	Premier	ADESSO, INC. 21 PENN PLAZA, SUITE 909 NEW YORK NY 10001-2727	Record	7.397%	14.300%	0.340%

JPMorgan Liquid Assets Money Market Fund	Premier	CARCO GROUP, INC. 17 FLOWERFIELD INDUSTRIAL PARK ST JAMES NY 11780-1500	Record	5.717%	0.110%	0.026%

JPMorgan Treasury Plus Money Market Fund	Agency	JPMORGAN INVESTOR SERVICES CASH MGMT INVESTMENT SUPPORT ATTN CASH SWEEP OPERATIONS 14221 DALLAS PARKWAY 2JIP 6TH FL DALLAS TX 75254-2942	Record	50.724%	13.089%	6.020%

JPMorgan Treasury Plus Money Market Fund	Agency	JPMORGAN INSTITUTIONAL TRUST SERVICES FBO VARIOUS TRUSTS ATTN VIRGINIA DELGADO 2001 BRYAN TOWER 11TH FLOOR DALLAS TX 75254	Record	19.171%	4.947%	2.275%

JPMorgan Treasury Plus Money Market Fund	Agency	TEXAS LIFE GUARANTY ASSOCIATION ATTN: MARVIN COFFMAN 6504 BRIDGE POINT PKWY, STE 450 AUSTIN TX 78730-5097	Record	6.563%	1.694%	0.779%

JPMorgan Treasury Plus Money Market Fund	Institutional	HARE & CO C/O THE BANK OF NEW YORK ATTN STIF/MASTER NOTE 111 SANDERS CREEK PKWY EAST SYRACUSE NY 13057-1382	Record	13.800%	2.764%	1.271%

Fund	Class	Name and Address of Owner	Type of Ownership	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund after Reorganization*
JPMorgan Treasury Plus Money Market Fund	Institutional	CAESARS ENTERTAINMENT 3930 HOWARD HUGHS PARKWAY LAS VEGAS NV 89109-0943	Record	11.887%	2.381%	1.095%

JPMorgan Treasury Plus Money Market Fund	Institutional	ENRON ENERGY MARKETING CORP DIP ATTN BETTY TAUZLER 1221 LAMAR ST STE 1600 HOUSTON TX 77010-3039	Record	11.652%	2.334%	1.074%

JPMorgan Treasury Plus Money Market Fund	Institutional	ENRON CORP DIP RETAINED FUNDS ATTN BETTY TAUZIER 1221 LAMAR ST STE 1600 HOUSTON TX 77010-3039	Record	10.719%	2.147%	0.988%

JPMorgan Treasury Plus Money Market Fund	Institutional	PHELPS DODGE CORP ATTN AMELIA G ANDERSON 1 N CENTRAL AVE PHOENIX AZ 85004-4414	Record	6.146%	1.231%	0.566%

JPMorgan Treasury Plus Money Market Fund	Institutional	ENRON ADMINISTRATIVE SER CORP ATTN BETTY TAUZIER 1221 LAMAR ST STE 1600 HOUSTON TX 77010-3039	Record	5.608%	1.123%	0.517%

JPMorgan Treasury Plus Money Market Fund	Morgan	JPMORGAN INSTITUTIONAL TRUST SERVICES FBO VARIOUS TRUSTS ATTN VIRGINIA DELGADO 2001 BRYAN TOWER 11TH FLOOR DALLAS TX 75254	Record	41.990%	0.776%	0.357%

JPMorgan Treasury Plus Money Market Fund	Morgan	FIDUCIARY TRUST REVENUE ATTN JOHN CONTE 600 5TH AVE NEW YORK NY 10020-2302	Record	5.878%	1.087%	0.500%

JPMorgan Treasury Plus Money Market Fund	Morgan	JPMORGAN CHASE ATTN RICHARD BOYER ATTN LILLY NICKERSON 14201 DALLAS PKWY FL 12 DALLAS TX 75254-2916	Record	5.755%	1.064%	0.489%

JPMorgan Treasury Plus Money Market Fund	Premier	HARE & CO C/O THE BANK OF NEW YORK ATTN STIF/MASTER NOTE 111 SANDERS CREEK PKWY EAST SYRACUSE NY 13057-1382	Record	55.423%	17.212%	7.917%

JPMorgan Treasury Plus Money Market Fund	Premier	JPMORGAN INSTITUTIONAL TRUST SERVICES FBO VARIOUS TRUSTS ATTN VIRGINIA DELGADO 2001 BRYAN TOWER 11TH FLOOR DALLAS TX 75254	Record	28.922%	8.982%	4.131%

JPMorgan Treasury Plus Money Market Fund	Reserve	CHASE MANHATTAN BANK FBO IMA CUSTOMERS 1985 MARCUS AVE FL 2 NEW HYDE PARK NY 11042-1053	Record	46.897%	2.167%	0.997%

Fund	Class	Name and Address of Owner	Type of Ownership	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund after Reorganization*
JPMorgan Treasury Plus Money Market Fund	Reserve	JPMORGAN CHASE BANK FBO ITSELF AND CLIENTS ATTN MICHELE C DIXON 10420 HIGHLAND MANOR DR 2ND FL TAMPA FL 33610-9128	Record	8.450%	0.390%	0.180%

JPMorgan Treasury Plus Money Market Fund	Reserve	SOUTH TRUST BANK NA ATTN CHAD MANNING/CASH MGMT 200 WILDWOOD PKWY HOMEWOOD AL 35209-7154	Record	7.111%	0.329%	0.151%

JPMorgan Treasury Plus Money Market Fund	Reserve	JPMORGAN CHASE BANK ATTN MICHELE DIXON 10420 HIGHLAND MANNOR DR FL 2 TAMPA FL 33610-9128	Record	5.173%	0.239%	0.110%

JPMorgan Treasury Plus Money Market Fund	Reserve	BNY AS AGENT FOR LAVA TRADING INC 95 MORTON ST NEW YORK NY 10014-3336	Record	5.084%	0.235%	0.108%

JPMorgan U.S. Government Money Market Fund	Agency	JPMORGAN INVESTOR SERVICES CASH MGMT INVESTMENT SUPPORT ATTN CASH SWEEP OPERATIONS 14221 DALLAS PARKWAY 2JIP 6TH FL DALLAS TX 75254-2942	Record	44.592%	17.407%	8.821%

JPMorgan U.S. Government Money Market Fund	Agency	JPMORGAN INSTITUTIONAL TRUST SERVICES FBO VARIOUS TRUSTS ATTN VIRGINIA DELGADO 2001 BRYAN TOWER 11TH FLOOR DALLAS TX 75254	Record	18.477%	7.212%	3.655%

JPMorgan U.S. Government Money Market Fund	Agency	JPMORGAN INVESTOR SERVICES CASH MGMT INVESTMENT SUPPORT ATTN CASH SWEEP OPERATIONS 14221 DALLAS PARKWAY 2JIP 6TH FL DALLAS TX 75254-2942	Record	10.122%	3.951%	2.002%

JPMorgan U.S. Government Money Market Fund	Institutional	RAINBOW MEDIA ENTERPRISES, INC. ATTN: THOMAS DOLAN 200 JERICHO QUADRANGLE JERICHO NY 11753-2701	Record	26.279%	6.295%	3.190%

JPMorgan U.S. Government Money Market Fund	Institutional	PACIFIC GAS AND ELECTRIC PO BOX 770000 MAILCODE B26F SAN FRANCISCO CA 94177-0001	Record	18.012%	4.315%	2.187%

Fund	Class	Name and Address of Owner	Type of Ownership	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund after Reorganization*
JPMorgan U.S. Government Money Market Fund	Institutional	JPMORGAN INSTITUTIONAL TRUST SERVICES FBO VARIOUS TRUSTS ATTN VIRGINIA DELGADO 2001 BRYAN TOWER 11TH FLOOR DALLAS TX 75254	Record	15.777%	3.780%	1.915%

JPMorgan U.S. Government Money Market Fund	Institutional	JPMORGAN CHASE ATTN RICHARD BOYER ATTN LILLY NICKERSON 14201 DALLAS PKWY FL 12 DALLAS TX 75254-2916	Record	12.033%	2.883%	1.461%

JPMorgan U.S. Government Money Market Fund	Morgan	JPMORGAN INSTITUTIONAL TRUST SERVICES FBO VARIOUS TRUSTS ATTN VIRGINIA DELGADO 2001 BRYAN TOWER 11TH FLOOR DALLAS TX 75254	Record	27.097%	8.212%	4.162%

JPMorgan U.S. Government Money Market Fund	Morgan	JPMORGAN CHASE BANK FBO ITSELF AND ITS CLIENTS ATTN MICHELE DIXON 10420 HIGHLAND MANOR DR 2ND FL TAMPA, FL 33610 TAMPA FL 33610-9128	Record	19.863%	6.020%	3.051%

JPMorgan U.S. Government Money Market Fund	Morgan	JPMORGAN CHASE BANK ATTN MICHELE DIXON 10420 HIGHLAND MANNOR DR FL 2 TAMPA FL 33610-9128	Record	7.826%	2.372%	1.202%

JPMorgan U.S. Government Money Market Fund	Morgan	JPMORGAN CHASE ATTN RICHARD BOYER ATTN LILLY NICKERSON 14201 DALLAS PKWY FL 12 DALLAS TX 75254-2916	Record	5.473%	1.658%	0.840%

JPMorgan U.S. Government Money Market Fund	Premier	JPMORGAN INSTITUTIONAL TRUST SERVICES FBO VARIOUS TRUSTS ATTN VIRGINIA DELGADO 2001 BRYAN TOWER 11TH FLOOR DALLAS TX 75254	Record	26.303%	1.759%	0.891%

JPMorgan U.S. Government Money Market Fund	Premier	JPMORGAN INVESTOR SERVICES CASH MGMT INVESTMENT SUPPORT ATTN CASH SWEEP OPERATIONS 14221 DALLAS PARKWAY 2JIP 6TH FL DALLAS TX 75254-2942	Record	24.747%	1.655%	0.839%

Fund	Class	Name and Address of Owner	Type of Ownership	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund after Reorganization*
JPMorgan U.S. Government Money Market Fund	Premier	PERSHING LLC FOR EXCLUSIVE BENEFIT OF BROKERAGE MONEY MARKET CUSTOMER ACCOUNTS ATTN CASH MGMT SERVICES 9TH FL 1 PERSHING PLZ JERSEY CITY NJ 07399-0001	Record	7.262%	0.486%	0.246%

JPMorgan U.S. Government Money Market Fund	Premier	NATIONAL FINANCIAL SERV CORP FOR THE EXCL BEN OF OUR CUST CHURCH STREET STATION PO BOX 3752 NEW YORK NY 10008-3752	Record	6.218%	0.416%	0.211%

JPMorgan U.S. Government Money Market Fund	Premier	JPMORGAN INVESTOR SERVICES CASH MGMT INVESTMENT SUPPORT ATTN CASH SWEEP OPERATIONS 14221 DALLAS PARKWAY 2JIP 6TH FL DALLAS TX 75254-2942	Record	5.917%	0.396%	0.200%

One Group U.S. Government Securities Money Market Fund	Class A	BANK ONE NATIONAL SWEEP OPERATIONS ATTN TERRI MCKIBBEN PO BOX 711214 COLUMBUS OH 43271-0001	Record	99.970%	84.43%	3.01%

One Group U.S. Government Securities Money Market Fund	Class I	STRAFE & CO BOIA-ONE GROUP OPERATIONS 1111 POLARIS PARKWAY PO BOX 711234 COLUMBUS OH 43271-0001	Record	78.712%	12.23%	45.00%

One Group U.S. Government Securities Money Market Fund	Class I	JP MORGAN CHASE ATTN VIRGINIA DELGADO 2 JIP 6-133 14202 DALLAS PKWY FL 6 DALLAS TX 75254-2973	Record	20.434%	3.18%	0.12%

One Group Government Money Market Fund	Admin	BANC ONE CAPITAL MARKETS INC OMNIBUS ACCOUNT ATTN AZUCENA GRANJA 1 BANK ONE PLZ STE IL1-0237 CHICAGO IL 60670-0237	Record	54.277%	0.61%	0.27%

One Group Government Money Market Fund	Admin	ONE GROUP SETTLEMENT ACCOUNT PROCASH PROCESSING 15TH FL ONE PERSHING PLAZA JERSEY CITY NJ 07399-0001	Record	33.776%	0.38%	0.17%

One Group Government Money Market Fund	Admin	JP MORGAN CHASE ATTN VIRGINIA DELGADO 2 JIP 6-133 14202 DALLAS PKWY FL 6 DALLAS TX 75254-2973	Record	11.947%	0.13%	0.06%

One Group Government Money Market Fund	Institutional	STRAFE AND CO PO BOX 711234 COLUMBUS OH 43271-0001	Record	48.716%	43.50%	19.31%

Fund	Class	Name and Address of Owner	Type of Ownership	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund after Reorganization*
One Group Government Money Market Fund	Institutional	JP MORGAN CHASE ATTN VIRGINIA DELGADO 2 JIP 6-133 14202 DALLAS PKWY FL 6 DALLAS TX 75254-2973	Record	17.399%	15.54%	6.90%

One Group Government Money Market Fund	Institutional	BANC ONE CAPITAL MARKETS INC OMNIBUS ACCOUNT ATTN AZUCENA GRANJA 1 BANK ONE PLZ STE IL1-0237 CHICAGO IL 60670-0237	Record	10.421%	9.31%	4.13%

One Group Government Money Market Fund	S	BANK ONE NATIONAL SWEEP OPERATIONS ATTN TERRI MCKIBBEN PO BOX 711214 COLUMBUS OH 43271-0001	Record	71.828%	6.89%	3.06%

One Group Government Money Market Fund	S	JP MORGAN CHASE ATTN VIRGINIA DELGADO 2 JIP 6-133 14202 DALLAS PKWY FL 6 DALLAS TX 75254-2973	Record	13.445%	1.29%	0.57%

One Group Government Money Market Fund	S	ONE GROUP SETTLEMENT ACCOUNT PROCASH PROCESSING 15TH FL ONE PERSHING PLAZA JERSEY CITY NJ 07399-0001	Record	7.904%	0.76%	0.34%

One Group Government Money Market Fund	S	BANC ONE CAPITAL MARKETS INC OMNIBUS ACCOUNT ATTN AZUCENA GRANJA 1 BANK ONE PLZ STE IL1-0237 CHICAGO IL 60670-0237	Record	6.823%	0.65%	0.29%

One Group Prime Money Market Fund	A	BANK ONE NATIONAL SWEEP OPERATIONS ATTN TERRI MCKIBBEN PO BOX 711214 COLUMBUS OH 43271-0001	Record	57.330%	28.97%	20.20%

One Group Prime Money Market Fund	A	ONE GROUP SETTLEMENT ACCOUNT PROCASH PROCESSING 15TH FL ONE PERSHING PLAZA JERSEY CITY NJ 07399-0001	Record	28.761%	14.54%	10.13%

One Group Prime Money Market Fund	C	H&R BLOCK FINANCIAL ADVISORS A/C 5294-8260 THE DIME BUILDING 719 GRISWOLD STREET, STE 1700 DETROIT MI 48226-3318	Record	13.642%	0.01%	0.01%

One Group Prime Money Market Fund	C	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	Record	5.759%	0.01%	0.00%

One Group Prime Money Market Fund	C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	Record	5.239%	0.01%	0.00%

One Group Prime Money Market Fund	I	STRAFE AND CO PO BOX 711234 COLUMBUS OH 43271-0001	Record	59.569%	29.13%	20.31%

Fund	Class	Name and Address of Owner	Type of Ownership	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund after Reorganization*
One Group Prime Money Market Fund	I	JP MORGAN CHASE ATTN G ZEMAN OR L FERRELL 14221 DALLAS PKWY FL 6 DALLAS TX 75254-2942	Record	14.370%	7.03%	4.90%

One Group Prime Money Market Fund	I	BANK ONE TRUST CO NA TTEE FBO BANK ONE CORPORATION ATTN: DC PLAN ADMIN TEAM ONE INVESTORS WAY MS N2E NORWOOD MA 02062-1599	Record	7.646%	3.74%	2.61%

One Group Prime Money Market Fund	I	ONE GROUP BOND ATTN STEPHANIE DORSEY 1111 POLARIS PKWY OH1-1235 COLUMBUS OH 43240-2050	Record	5.646%	2.77%	1.93%

One Group U.S. Treasury Securities Money Market Fund	A	BANK ONE NATIONAL SWEEP OPERATIONS ATTN TERRI MCKIBBEN PO BOX 711214 COLUMBUS OH 43271-0001	Record	71.914%	27.93%	13.20%

One Group U.S. Treasury Securities Money Market Fund	A	ONE GROUP SETTLEMENT ACCOUNT PROCASH PROCESSING 15TH FL ONE PERSHING PLAZA JERSEY CITY NJ 07399-0001	Record	24.530%	9.53%	4.50%

One Group U.S. Treasury Securities Money Market Fund	C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	Record	19.181%	0.00%	0.00%

One Group U.S. Treasury Securities Money Market Fund	C	RONALD A BABBITT KATHLEEN K BABBITT JTWROS 530 EMERALD DR CAMPOBELLO SC 29322-9412	Record	11.736%	0.00%	0.00%

One Group U.S. Treasury Securities Money Market Fund	C	BANK ONE AS TRUSTEE FBO CHEMGUARD, INC. EMP SAVINGS & RETIR 1 BANK ONE PLAZA, STE IL1-0643 CHICAGO IL 60670-0001	Record	10.662%	0.00%	0.00%

One Group U.S. Treasury Securities Money Market Fund	C	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	Record	9.491%	0.00%	0.00%

One Group U.S. Treasury Securities Money Market Fund	C	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	Record	7.860%	0.00%	0.00%

One Group U.S. Treasury Securities Money Market Fund	C	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	Record	7.530%	0.00%	0.00%

One Group U.S. Treasury Securities Money Market Fund	I	JP MORGAN CHASE ATTN VIRGINIA DELGADO 2 JIP 6-133 14202 DALLAS PKWY FL 6 DALLAS TX 75254-2973	Record	69.886%	42.69%	20.18%

Fund	Class	Name and Address of Owner	Type of Ownership	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund after Reorganization*
One Group U.S. Treasury Securities Money Market Fund	I	STRAFE AND CO PO BOX 711234 COLUMBUS OH 43271-0001	Record	29.856%	18.24%	8.62%

*  On a pro forma basis assuming the value of the shareholder's interest in the Fund on the date of consummation is the same as on October 27, 2004.

As of the Record Date, the officers and Trustees of J.P. Morgan Mutual Funds Trust beneficially owned as a group less than 1% of the outstanding securities of each of JPMorgan Liquid Assets Money Market Fund, JPMorgan Treasury Plus Money Market Fund, and JPMorgan U.S. Government Money Market Fund.

As of the Record Date, the officers and Trustees of One Group Mutual Funds beneficially owned as a group less than 1% of the outstanding securities of each of One Group U.S. Government Securities Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund, and One Group Government Money Market Fund.

The votes of the shareholders of One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund, and One Group Government Money Market Fund are not being solicited since their approval or consent is not necessary for the Reorganizations to take place.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of One Group U.S. Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund, and One Group Government Money Market Fund will be passed upon by Dechert LLP, 1775 I Street, N.W., Washington, DC 20006.

THE BOARD OF THE J.P. MORGAN MUTUAL FUND TRUST, INCLUDING THE INDEPENDENT TRUSTEES, RECOMMENDS THAT SHAREHOLDERS OF THE JPMORGAN FUNDS APPROVE THE REORGANIZATION AGREEMENTS, AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE RELEVANT REORGANIZATION AGREEMENT.

THE BOARD OF ONE GROUP MUTUAL FUNDS, INCLUDING THE INDEPENDENT TRUSTEES, RECOMMENDS THAT SHAREHOLDERS OF ONE GROUP U.S. GOVERNMENT SECURITIES MONEY MARKET FUND APPROVE THE REORGANIZATION AGREEMENT, AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS WILL BE VOTED IN FAVOR OF APPROVAL OF THE REORGANIZATION AGREEMENT.

APPENDIX A

Legal Proceedings and Additional Fee and Expense Information

On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds. Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

On June 29, 2004, Banc One Investment Advisors entered into agreements with the Securities and Exchange Commission (the "SEC") and the NYAG in resolution of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In its settlement with the SEC, Banc One Investment Advisors consented to the entry of an order by the SEC (the "SEC Order") instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the settlement agreement, Banc One Investment Advisors or its affiliates agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds as noted below. The settlement agreement with the NYAG also requires Banc One Investment Advisors to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over the next five years. In addition, Banc One Investment Advisors has agreed to undertakings relating to, among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an independent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease and desist from violations of certain provisions of the Investment Advisers Act of 1940 (the "Advisers Act") and the 1940 Act, (iv) additional fee-related disclosure to investors, and (v) the retention of a senior officer to assist the Board in monitoring compliance and reviewing management fee arrangements.

Under the terms of the SEC Order and the settlement agreement, the $50 million payment by Banc One Investment Advisors will be used to fund a pool established for distribution to affected shareholders of certain Funds. This pool will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant in consultation with Banc One Investment Advisors and acceptable to the Board's independent trustees and the staff of the SEC. The distribution plan will provide for investors to receive, in order of priority, (i) their proportionate share of losses from market-timing, and (ii) a proportionate share of advisory fees paid by the Funds that suffered such losses during the period of such market-timing. It is currently expected that such amounts will be paid in 2005. More specific information on the distribution plan will be communicated at a later date in an appropriate manner.

Mark A. Beeson, the former president and chief executive officer of One Group Mutual Funds and a former senior managing director of Banc One Investment Advisors, was also named a respondent in the SEC Order and consented to its entry. As part of the settlement agreement with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any investment advisor or registered investment company. Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

The agreement with the SEC is reflected in the SEC Order, which states, among other things, that Banc One Investment Advisors and Mr. Beeson violated and/or aided and abetted and caused violations of the antifraud provisions of the Advisers Act and the 1940 Act by, among other things, (i) allowing excessive short-term trading in certain of the Funds that was inconsistent with the terms of the Funds' prospectus and that was potentially harmful to the Funds, (ii) failing to disclose to the Board or to shareholders, among other things, the conflict of interest created by market-timing arrangements, (iii) failing to charge redemption fees for redemptions by certain shareholders as required by the applicable prospectuses when other shareholders were charged the redemption fees, (iv) having no written procedures in place to prevent the nonpublic disclosure of Fund portfolio holdings and improperly providing confidential portfolio holdings to certain persons when others were not provided with or otherwise privy to the same information, and (v) causing Funds, without the knowledge of the Board, to participate in joint transactions raising a conflict of interest in violation of the 1940 Act. The settlement agreement with the NYAG contains statements consistent with those described in the preceding sentence regarding the SEC Order. Banc One Investment Advisors and Mr. Beeson neither admit nor deny the findings set forth in the SEC Order, and Banc One Investment Advisors neither admits nor denies the findings in its settlement agreement with the NYAG.

In addition to the matters involving the SEC and NYAG, over 20 lawsuits have been filed in connection with these circumstances in various state and federal courts around the country. These actions have been transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. On September 29, 2004, the plaintiffs in these actions filed two consolidated amended complaints in these cases. One complaint was filed as a putative class action on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods and the other was filed as a derivative action on behalf of One Group Mutual Funds and its series. The lawsuits generally relate to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

These actions name as defendants, among others, Banc One Investment Advisors, Bank One Corporation and JPMorgan Chase & Co. (the former and current corporate parent of Banc One Investment Advisors), the Distributor, One Group Services Company (the Funds' former distributor), Bank One High Yield Partners, LLC (the sub-adviser to One Group High Yield Bond Fund and One Group Income Bond Fund), certain officers of One Group Mutual Funds and Banc One Investment Advisors, the current Trustees and a former Trustee. The putative class action lawsuit also names One Group Mutual Funds as a defendant. These two actions collectively allege, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts. These complaints seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the Fund's investment advisers and the Distributor, rescission of the distribution and service plans adopted under Rule 12b-1 of the 1940 Act, and attorney's fees.

It is possible that these matters and/or related developments may result in increased Fund redemptions and reduced sales of Fund shares, which could result in increased costs and expenses or otherwise adversely affect the Funds.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

Annual and Cumulative Expense Examples

As noted above, the settlement agreement with the NYAG requires Banc One Investment Advisors to establish reduced "net management fee rates" for certain Funds ("Reduced Rate Funds"). "Net Management Fee Rates" means the percentage fee rates specified in contracts between Banc One Investment Advisors and its affiliates and the Affected Funds, less waivers and reimbursements by Banc One Investment Advisors and its affiliates, in effect as of June 30, 2004. The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that Banc One Investment Advisors and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as "Reduced Rates." The Reduced Rates will remain in place at least through June 30, 2009.

The required reductions may be made in the form of fee waivers or expense reimbursements in connection with the advisory agreement, administration agreement or distribution agreement. Beginning February 19, 2005, such reductions may also or instead be made in connection with the shareholder servicing agreement or other service agreements with affiliates. To the extent that such reductions are made in connection with class specific expenses in a manner consistent with applicable law, the Reduced Rates may affect different share classes of the same Affected Fund to differing degrees.

The "Gross Expense Ratio" includes the contractual expenses that make up the Net Management Fee Rates, Rule 12b-1 distribution fees, shareholder servicing fees, fees paid to vendors not affiliated with Banc One Investment Advisors that provide services to the Funds and other fees and expenses of the Funds. The "Net Expense Ratio" is Gross Expenses less any fee waviers or expense reimbursements to achieve the Reduced Rates or other fee waivers or expense reimbursements memorialized in a written contract between the Funds and Banc One Investment Advisors and its affiliates, as applicable. The ratios as of February 19, 2005 represent the expense ratios of the proforma combined fund assuming the merger is effective on that date.

Non-Reduced Rate Funds

The table below shows the ratios for the Capital, Institutional, Morgan, Premier, Reserve and Agency class shares of the Funds offered in this prospectus not subject to the Reduced Rate.

		Net Expense Ratio		Gross Expense Ratio
Fund	Class	As of November 1, 2004	As of February 19, 2005	As of February 19, 2005
One Group Prime Money Market Fund	Capital	0.16%	0.16%	0.24%
	Morgan	0.59%	0.59%	0.64%
	Premier	0.45%	0.45%	0.49%
	Agency	0.26%	0.26%	0.34%
One Group U.S. Treasury Securities Money Market Fund	Institutional	0.20%	0.20%	0.29%
	Morgan	0.59%	0.59%	0.64%
	Premier	0.45%	0.45%	0.49%
	Reserve	0.77%	0.70%	0.74%
	Agency	0.26%	0.26%	0.34%
One Group Government Money Market Fund	Institutional	0.20%	0.20%	0.28%
	Morgan	0.59%	0.59%	0.63%
	Premier	0.39%	0.39%	0.48%
	Reserve	0.69%	0.69%	0.73%
	Agency	0.24%	0.24%	0.33%

A Fund's annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund's fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•  On November 1, 2004, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•  Your investment has a 5% return each year;

•  The Fund's operating expenses remain at the levels discussed below and are not affected by increases of decreases in Fund assets over time;

•  At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•  There is no sales charge (load) on reinvested dividends.

•  If a Reduced Rate applies, it is assumed to apply for the entire 10 years shown in the example. There is no assurance, however, that Reduced Rates will in fact remain in effect after the mandatory fee reduction period which expires June 30, 2009.

•  The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and Banc One Investment Advisors and its affiliates; and the Gross Expense Ratios thereafter.

"Annual Net Return" shows what effect the "Annual Costs" will have on the assumed 5% annual return for each year. "Gross Cumulative Return" shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted. "Net Cumulative Return" shows what the cumulative return on your investment at the end of each fiscal year would be assuming Fund expenses are deducted each year in the amount shown under "Annual Costs."

Your actual costs may be higher or lower than those shown.

JPMorgan Prime Money Market Fund

	Capital Class				Morgan Class
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2005(a)	$11	3.48%	3.37%	3.37%	$42	3.48%	3.07%	3.07%
October 31, 2006	$17	8.65%	8.37%	4.84%	$62	8.65%	7.61%	4.41%
October 31, 2007	$27	14.09%	13.53%	4.76%	$70	14.09%	12.31%	4.36%
October 31, 2008	$28	19.79%	18.93%	4.76%	$73	19.79%	17.20%	4.36%
October 31, 2009	$29	25.78%	24.59%	4.76%	$77	25.78%	22.31%	4.36%
October 31, 2010	$31	32.07%	30.53%	4.76%	$80	32.07%	27.65%	4.36%
October 31, 2011	$32	38.67%	36.74%	4.76%	$83	38.67%	33.21%	4.36%
October 31, 2012	$34	45.61%	43.25%	4.76%	$87	45.61%	39.02%	4.36%
October 31, 2013	$35	52.89%	50.07%	4.76%	$91	52.89%	45.08%	4.36%
October 31, 2014	$37	60.53%	57.21%	4.76%	$95	60.53%	51.41%	4.36%
	Premier Class				Agency Class
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2005(a)	$32	3.48%	3.17%	3.17%	$18	3.48%	3.30%	3.30%
October 31, 2006	$47	8.65%	7.86%	4.55%	$27	8.65%	8.19%	4.74%
October 31, 2007	$54	14.09%	12.72%	4.51%	$38	14.09%	13.24%	4.66%
October 31, 2008	$56	19.79%	17.81%	4.51%	$39	19.79%	18.51%	4.66%
October 31, 2009	$59	25.78%	23.12%	4.51%	$41	25.78%	24.04%	4.66%
October 31, 2010	$62	32.07%	28.67%	4.51%	$43	32.07%	29.82%	4.66%
October 31, 2011	$64	38.67%	34.48%	4.51%	$45	38.67%	35.87%	4.66%
October 31, 2012	$67	45.61%	40.54%	4.51%	$47	45.61%	42.20%	4.66%
October 31, 2013	$70	52.89%	46.88%	4.51%	$49	52.89%	48.82%	4.66%
October 31, 2014	$74	60.53%	53.51%	4.51%	$52	60.53%	55.76%	4.66%

(a)  Information from February 19, 2005 through year end not annualized.

JPMorgan Treasury Plus Fund

	Institutional Class				Morgan Class
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2005(a)	$14	3.48%	3.34%	3.34%	$42	3.48%	3.07%	3.07%
October 31, 2006	$21	8.65%	8.30%	4.80%	$62	8.65%	7.61%	4.41%
October 31, 2007	$32	14.09%	13.40%	4.71%	$70	14.09%	12.31%	4.36%
October 31, 2008	$34	19.79%	18.74%	4.71%	$73	19.79%	17.20%	4.36%
October 31, 2009	$35	25.78%	24.34%	4.71%	$77	25.78%	22.31%	4.36%
October 31, 2010	$37	32.07%	30.19%	4.71%	$80	32.07%	27.65%	4.36%
October 31, 2011	$39	38.67%	36.32%	4.71%	$83	38.67%	33.21%	4.36%
October 31, 2012	$40	45.61%	42.74%	4.71%	$87	45.61%	39.02%	4.36%
October 31, 2013	$42	52.89%	49.47%	4.71%	$91	52.89%	45.08%	4.36%
October 31, 2014	$44	60.53%	56.51%	4.71%	$95	60.53%	51.41%	4.36%
	Premier Class(a)				Reserve Class
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2005	$32	3.48%	3.17%	3.17%	$74	5.00%	4.28%	4.28%
October 31, 2006	$47	8.65%	7.86%	4.55%	$75	10.25%	8.76%	4.30%
October 31, 2007	$54	14.09%	12.72%	4.51%	$82	15.76%	13.40%	4.26%
October 31, 2008	$56	19.79%	17.81%	4.51%	$86	21.55%	18.23%	4.26%
October 31, 2009	$59	25.78%	23.12%	4.51%	$89	27.63%	23.26%	4.26%
October 31, 2010	$62	32.07%	28.67%	4.51%	$93	34.01%	28.51%	4.26%
October 31, 2011	$64	38.67%	34.48%	4.51%	$97	40.71%	33.99%	4.26%
October 31, 2012	$67	45.61%	40.54%	4.51%	$101	47.75%	39.70%	4.26%
October 31, 2013	$70	52.89%	46.88%	4.51%	$106	55.13%	45.65%	4.26%
October 31, 2014	$74	60.53%	53.51%	4.51%	$110	62.89%	51.85%	4.26%
	Agency Class
For the Year Ended	Annual Costs		Gross Cumulative Return		Net Cumulative Return		Net Annual Return
October 31, 2005(a)	$18		3.48%		3.30%		3.30%
October 31, 2006	$27		8.65%		8.19%		4.74%
October 31, 2007	$38		14.09%		13.24%		4.66%
October 31, 2008	$39		19.79%		18.51%		4.66%
October 31, 2009	$41		25.78%		24.04%		4.66%
October 31, 2010	$43		32.07%		29.82%		4.66%
October 31, 2011	$45		38.67%		35.87%		4.66%
October 31, 2012	$47		45.61%		42.20%		4.66%
October 31, 2013	$49		52.89%		48.82%		4.66%
October 31, 2014	$52		60.53%		55.76%		4.66%

(a)  Information from February 19, 2005 through year end not annualized.

JPMorgan Government Money Market Fund

	Institutional Class				Morgan Class
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2005(a)	$14	3.48%	3.34%	3.34%	$42	3.48%	3.07%	3.07%
October 31, 2006	$21	8.65%	8.24%	4.74%	$65	8.65%	7.59%	4.38%
October 31, 2007	$22	14.09%	13.35%	4.72%	$69	14.09%	12.29%	4.37%
October 31, 2008	$32	19.79%	18.70%	4.72%	$72	19.79%	17.19%	4.37%
October 31, 2009	$34	25.78%	24.30%	4.72%	$75	25.78%	22.31%	4.37%
October 31, 2010	$36	32.07%	30.17%	4.72%	$79	32.07%	27.66%	4.37%
October 31, 2011	$37	38.67%	36.32%	4.72%	$82	38.67%	33.24%	4.37%
October 31, 2012	$39	45.61%	42.75%	4.72%	$86	45.61%	39.06%	4.37%
October 31, 2013	$41	52.89%	49.49%	4.72%	$90	52.89%	45.14%	4.37%
October 31, 2014	$43	60.53%	56.54%	4.72%	$93	60.53%	51.48%	4.37%
	Premier Class				Reserve Class(a)
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2005	$40	5.00%	4.61%	4.61%	$49	3.48%	3.00%	3.00%
October 31, 2006	$40	10.25%	9.37%	4.55%	$76	8.65%	7.41%	4.28%
October 31, 2007	$54	15.76%	14.31%	4.52%	$80	14.09%	12.00%	4.27%
October 31, 2008	$56	21.55%	19.48%	4.52%	$84	19.79%	16.78%	4.27%
October 31, 2009	$59	27.63%	24.88%	4.52%	$87	25.78%	21.76%	4.27%
October 31, 2010	$61	34.01%	30.52%	4.52%	$91	32.07%	26.96%	4.27%
October 31, 2011	$64	40.71%	36.42%	4.52%	$95	38.67%	32.39%	4.27%
October 31, 2012	$67	47.75%	42.59%	4.52%	$99	45.61%	38.04%	4.27%
October 31, 2013	$70	55.13%	49.03%	4.52%	$103	52.89%	43.93%	4.27%
October 31, 2014	$73	62.89%	55.77%	4.52%	$107	60.53%	50.08%	4.27%
	Agency Class
For the Year Ended	Annual Costs		Gross Cumulative Return		Net Cumulative Return		Net Annual Return
October 31, 2005	$25		5.00%		4.76%		4.76%
October 31, 2006	$33		10.25%		9.68%		4.70%
October 31, 2007	$37		15.76%		14.80%		4.67%
October 31, 2008	$39		21.55%		20.16%		4.67%
October 31, 2009	$41		27.63%		25.78%		4.67%
October 31, 2010	$42		34.01%		31.65%		4.67%
October 31, 2011	$44		40.71%		37.80%		4.67%
October 31, 2012	$47		47.75%		44.23%		4.67%
October 31, 2013	$49		55.13%		50.97%		4.67%
October 31, 2014	$51		62.89%		58.02%		4.67%

(a)  Information from February 19, 2005 through October 31, 2005 not annualized.

APPENDIX B

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

ONE GROUP MUTUAL FUNDS
[ACQUIRED FUND COMPANY]

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of this day of , 2004, by and between One Group Mutual Funds, a Massachusetts business trust ("OGMF"), with its principal place of business at 1111 Polaris Parkway, Suite B-2, Columbus, Ohio 43271, on behalf of its series, [OG Series] ("Acquiring Fund"), and [Acquired Fund Company], a [Massachusetts business trust/Maryland corporation] ("Acquired Fund Company"), with its principal place of business at [provide address], on behalf of its series, [Acquired Fund Company Series] ("Acquired Fund").

WHEREAS, each of the Acquired Fund and the Acquiring Fund is a series of an open-end, investment company of the management type registered pursuant to the Investment Company Act of 1940 ("1940 Act");

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended ("Code");

WHEREAS, the contemplated reorganization and liquidation will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund to the Acquiring Fund in exchange solely for classes of shares of beneficial interest of the Acquiring Fund ("Acquiring Fund Shares") corresponding to the classes of outstanding shares of [beneficial interest/common stock] of the Acquired Fund ("Acquired Fund Shares"), as described herein, (2) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and (3) the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein ("Reorganization"), all upon the terms and conditions hereinafter set forth in this Agreement;

WHEREAS, the Acquired Fund currently owns securities that are substantially similar to the those in which the Acquiring Fund is permitted to invest;

WHEREAS, the Trustees of OGMF have determined, with respect to the Acquiring Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the [Trustees/Directors] of Acquired Fund Company have determined, with respect to the Acquired Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.  TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1  Subject to requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, Acquired Fund Company, on behalf of the Acquired Fund, agrees to sell, assign, convey, transfer and deliver all of its property and assets, as set forth in paragraph 1.2, to the Acquiring Fund, and OGMF, on behalf of the Acquiring Fund, agrees in exchange therefor: (a) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares corresponding to each class of the Acquired Fund Shares as of the time and date set forth in paragraph 3.1, determined by dividing the value of the Acquired Fund's net assets with respect to each class of the Acquired Fund (computed in the manner and as of the time and date set forth in paragraph 2.1) by the net asset value of one share of the corresponding class of Acquiring Fund Shares (computed in the manner and as of the time and date set forth in paragraph 2.2); and (b) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place on the date of the closing provided for in paragraph 3.1 ("Closing Date"). [For purposes of this Agreement, the Class [ ] shares of the Acquired Fund correspond to the Class [ ] shares of the Acquiring Fund, the Class [ ] shares of the Acquired Fund correspond to the Class [ ] shares of the Acquired Fund, and the term Acquiring Fund Shares should be read to include each such class of shares of the Acquiring Fund.]

1.2.  The property and assets of Acquired Fund Company attributable to the Acquired Fund and to be sold, assigned, conveyed, transferred and delivered to and acquired by OGMF, on behalf of the Acquiring Fund, shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Valuation Date as defined in paragraph 2.1 (collectively, "Assets"). The Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund any rights, stock dividends, or other securities received by the Acquired Fund after the Closing Date as stock dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, and other securities shall be deemed included in the property and assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

1.3.  The Acquired Fund will make reasonable efforts to discharge all of its known liabilities and obligations prior to the Valuation Date. OGMF, on behalf of the Acquiring Fund, shall assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.  Immediately following the actions contemplated by paragraph 1.1, Acquired Fund Company shall take such actions necessary to complete the liquidation of the Acquired Fund. To complete the liquidation, Acquired Fund Company, on behalf of the Acquired Fund, shall (a) distribute to its shareholders of record with respect to each class of Acquired Fund Shares as of the Closing Date, as defined in paragraph 3.1 ("Acquired Fund Shareholders"), on a pro rata basis within that class, the Acquiring Fund Shares of the corresponding class received by Acquired Fund Company, on behalf of the Acquired Fund, pursuant to paragraph 1.1 and (b) completely liquidate. Such liquidation shall be accomplished, with respect to each class of Acquired Fund Shares, by the transfer of the corresponding Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of each class of Acquiring Fund Shares to be so credited to each corresponding class of Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund Shares of each corresponding class owned by Acquired Fund Shareholders on the Closing Date. All issued and outstanding Acquired Fund Shares will be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing any class of Acquiring Fund Shares in connection with such exchange.

1.5.  Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent.

1.6.  Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission ("Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.  VALUATION

2.1  The value of the Assets shall be determined as of the time for calculation of the net asset value of the Acquired Fund as set forth in its then-current prospectus, and after the declaration of any dividends by the Acquired Fund, on the Closing Date (such time and date being hereinafter called the "Valuation Date"), computed using the valuation procedures set forth in the then-current prospectus and statement of additional information, as supplemented, with respect to the Acquired Fund and valuation procedures established by Acquired Fund Company's Board of [Trustees/Directors]. All computations of value shall be made by [ ], in its capacity as [ ] for the Acquired Fund, and shall be subject to confirmation by the Acquiring Fund's recordkeeping agent.

2.2  The net asset value per share of each class of Acquiring Fund Shares shall be determined to the nearest full cent as of the time for calculation of the net asset value of the Acquiring Fund as set forth in its then-current prospectus on the Closing Date, using the valuation procedures set forth in the then-current prospectus and statement of additional information, as supplemented, with respect to the Acquiring Fund and valuation procedures established by OGMF's Board of Trustees. All computations of value shall be made by [    ], in its capacity as [    ] for the Acquiring Fund, and shall be subject to confirmation by the Acquired Fund's recordkeeping agent.

2.3  The number of Acquiring Fund Shares of each class to be issued in exchange for the Assets shall be determined with respect to each such class by dividing the value of the net assets with respect to each class of Acquired Fund Shares, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share of the corresponding class, determined using the same valuation procedures referred to in paragraph 2.2.

3.  CLOSING AND CLOSING DATE

3.1.  The Closing Date shall be February 18, 2005, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement ("Closing") shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise agreed to by the parties. The "close of business" on the Closing Date shall be as of 5:00 p.m., Eastern Time. The Closing shall be held at the offices of [ ] or at such other time and/or place as the parties may agree.

3.2.  Acquired Fund Company shall direct J.P. Morgan Chase Bank, as custodian for the Acquired Fund ("Acquired Fund Custodian"), to deliver to OGMF, at the Closing, a certificate of an authorized officer stating that (i) the Assets of the Acquired Fund have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets of the Acquired Fund, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund Custodian to J.P. Morgan Chase Bank, as the custodian for the Acquiring Fund ("Acquiring Fund Custodian"). Such presentation shall be made for examination no later than five business days preceding the Closing Date, and such certificates and other written instruments shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund Custodian shall deliver to the Acquiring Fund Custodian as of the Closing Date by book entry, in accordance with the customary practices of the Acquired Fund Custodian and of each securities depository, as defined in Rule 17f-4 under the 1940 Act, the Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.  Acquired Fund Company shall direct Boston Financial Data Services, in its capacity as transfer agent for the Acquired Fund ("Transfer Agent"), to deliver to OGMF at the Closing a certificate of an authorized officer stating that its records contain the name and address of each Acquired Fund Shareholder and the number and percentage ownership of each outstanding class of Acquired Fund Shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall deliver to the Secretary of the Acquired Fund a confirmation evidencing that (a) the appropriate number of Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.4 and (b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of the Acquired Fund Shareholders on the books of the Acquiring Fund pursuant to paragraph 1.4. At the Closing each party shall deliver to the other party such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as the other party or its counsel may reasonably request.

3.4.  In the event that at the Valuation Date (with respect to the Acquired Fund) or at the time of calculation of the net asset value per share of each class of Acquiring Fund Shares pursuant to paragraph 2.2 (with respect to the Acquiring Fund) (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each an "Exchange") shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable (in the judgment of the Board of Trustees of OGMF with respect to the Acquiring Fund and the Board of [Trustees/Directors] of Acquired Fund Company with respect to the Acquired Fund), the Closing Date shall be postponed until the first Friday (that is also a business day) after the day when trading shall have been fully resumed and reporting shall have been restored.

4.  REPRESENTATIONS AND WARRANTIES

4.1  Except as has been fully disclosed to OGMF in Schedule 4.1 to this Agreement, Acquired Fund Company, on behalf of the Acquired Fund, represents and warrants to OGMF as follows:

(a)  The Acquired Fund is duly established as a series of Acquired Fund Company, which is a [business trust/corporation] duly organized, existing and in good standing under the laws of the [Commonwealth of

Massachusetts/State of Maryland], with power under its [Declaration of Trust/Articles of Incorporation], as amended ("Charter"), to own all of its Assets and to carry on its business as it is being conducted as of the date hereof. Acquired Fund Company is not required to qualify as a foreign [trust or association/corporation] in any jurisdiction, except for any jurisdiction in which it has so qualified or in which a failure to so qualify would not have a material adverse effect. Acquired Fund Company has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in paragraph 4.1. [The obligations of Acquired Fund Company entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of Acquired Fund Company personally, but bind only the assets of Acquired Fund Company and all persons dealing with any series or funds of Acquired Fund Company, such as the Acquiring Fund, must look solely to the assets of Acquired Fund Company belonging to such series or fund for the enforcement of any claims against Acquired Fund Company.]

(b)  Acquired Fund Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of each class of Acquired Fund Shares under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect.

(c)  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d)  The current prospectus and statement of additional information of the Acquired Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e)  On the Closing Date, Acquired Fund Company, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, convey, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, OGMF, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act.

(f)  The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result in, (i) a material violation of the Charter or [Code of Regulations/by-laws] of Acquired Fund Company or of any agreement, indenture, instrument, contract, lease or other undertaking to which Acquired Fund Company, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which Acquired Fund Company, on behalf of the Acquired Fund, is a party or by which it is bound.

(g)  All material contracts or other commitments of the Acquired Fund (other than this Agreement, contracts listed in Schedule 4.1 and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date. Each contract listed in Schedule 4.1 is a valid, binding and enforceable obligation of each party thereto (assuming due authorization, execution and delivery by the other party thereto) and the assignment by the Acquired Fund to the Acquiring Fund of each such contract will not result in the termination of such contract, any breach or default thereunder or the imposition of any penalty thereunder.

(h)  No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to Acquired Fund Company's knowledge, threatened against Acquired Fund Company, with respect to the Acquired Fund or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. Acquired Fund Company, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(i)  The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at [provide date], have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, and are in accordance with accounting principles generally accepted in the United States of America ("GAAP") consistently applied, and such statements (true and correct copies of which have been furnished to OGMF) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein. The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at [provide date] (unaudited), [are/will be when sent to Acquired Fund shareholders in the regular course] in accordance with GAAP consistently applied, and such statements (true and correct copies of which [have been/will be] furnished to OGMF) [present/will present fairly], in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and [there are no/all] known contingent, accrued or other liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date [that are not disclosed therein/will be disclosed therein].

(j)  Since [provide date], there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness, other than the incurrence of indebtedness in the ordinary course of business in accordance with the Acquired Fund's investment restrictions. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change.

(k)  On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of Acquired Fund Company's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(l)  For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed substantially all of (i) the excess of (x) its investment income excludible from gross income under Section 103 of the Code over (y) its deductions disallowed under Sections 265 and 171 of the Code (net tax-exempt income), (ii) its investment company taxable income (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (after reduction for any capital loss carryover) (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends intended to be sufficient to distribute all of its net tax-exempt income, investment company taxable income and net capital gain for the period ending on the Closing Date.

(m)  All issued and outstanding Acquired Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by Acquired Fund Company and will have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into any of the Acquired Fund Shares. The Acquired Fund will review its assets to ensure that at any time prior to the Closing Date its assets do not include any assets that the Acquiring Fund is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by the Acquired Fund, is unsuitable for the Acquiring Fund to acquire.

(n)  The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary corporate action on the part of the Board of [Trustees/Directors] of Acquired Fund Company, and by the approval of the Acquired Fund's shareholders, as described in paragraph 8.1, and this Agreement constitutes a valid and binding obligation of Acquired Fund Company, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

(o)  The combined proxy statement and prospectus ("Proxy Statement") to be included in the Registration Statement (as defined in paragraph 5.6), insofar as it relates to the Acquired Fund and the Acquired

Fund Company, will from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

4.2  Except as has been fully disclosed to Acquired Fund Company in Schedule 4.2 to this Agreement, OGMF, on behalf of the Acquiring Fund, represents and warrants to Acquired Fund Company as follows:

(a)  The Acquiring Fund is duly established as a series of OGMF, which is a business trust duly organized, existing, and in good standing under the laws of the Commonwealth of Massachusetts with the power under OGMF's Declaration of Trust to own all of its properties and assets and to carry on its business as contemplated by this Agreement. OGMF is not required to qualify as a foreign trust or association in any jurisdiction, except for any jurisdiction in which it has so qualified or in which a failure to so qualify would not have a material adverse effect. OGMF has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in paragraph 4.2(c). The obligations of OGMF entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of OGMF personally, but bind only the assets of OGMF and all persons dealing with any series or funds of OGMF, such as the Acquired Fund, must look solely to the assets of OGMF belonging to such series or fund for the enforcement of any claims against OGMF.

(b)  OGMF is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of each class of the Acquiring Fund Shares under the 1933 Act will be in full force and effect as of the Closing Date.

(c)  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d)  The current prospectus and statement of additional information of the Acquiring Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e)  The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of OGMF's Declaration of Trust or Code of Regulations or of any agreement, indenture, instrument, contract, lease or other undertaking to which OGMF, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which OGMF, on behalf of the Acquiring Fund, is a party or by which it is bound.

(f)  Except as disclosed in Schedule 4.2 to this Agreement, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to OGMF's knowledge, threatened against OGMF, with respect to the Acquiring Fund or any of the Acquiring Fund's properties or assets, that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of its business. Except as disclosed in Schedule 4.2 to this Agreement, OGMF, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated.

(g)  The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquiring Fund at June 30, 2004, have been audited by PricewaterhouseCoopers LLP,

Independent Registered Public Accounting Firm, and are in accordance with accounting principles generally accepted in the United States of America ("GAAP") consistently applied, and such statements (true and correct copies of which have been furnished to Acquired Fund Company) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein. The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquiring Fund at December 31, 2004, will be when sent to Acquiring Fund shareholders in the regular course in accordance with GAAP consistently applied, and such statements (true and correct copies of which will be furnished to Acquired Fund Company) will present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and all known contingent, accured or other liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date will be disclosed therein.

(h)  Since June 30, 2004, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness, other than the incurrence of indebtedness in the ordinary course of business in accordance with the Acquiring Fund's investment restrictions. For the purposes of this subparagraph (h), a decline in net asset value per share of Acquiring Fund Shares due to declines in market values of securities held by the Acquiring Fund, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund shall not constitute a material adverse change.

(i)  On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of OGMF's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(j)  For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed substantially all of its (i) its investment company taxable income (computed without regard to any deduction for dividends paid) and (ii) net capital gain (after reduction for any capital loss carryover) (as defined in the Code) for periods ending prior to the Closing Date.

(k)  All of the issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by OGMF and will have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares. All of the Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to this Agreement will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued Acquiring fund Shares and be fully paid and non-assessable by OGMF.

(l)  The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Board of Trustees of OGMF and this Agreement constitutes a valid and binding obligation of OGMF, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

(m)  The Proxy Statement to be included in the Registration Statement, insofar as it relates to the Acquiring Fund, OGMF and the Acquiring Fund Shares, will from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. The information to be furnished by the Acquiring Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

5.  COVENANTS

Acquired Fund Company, on behalf of the Acquired Fund, and OGMF, on behalf of the Acquiring Fund, respectively, hereby further covenant as follows:

5.1.  The Acquired Fund and the Acquiring Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.  Acquired Fund Company will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.  The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.  The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.5.  Subject to the provisions of this Agreement, each of the Acquiring Fund and the Acquired Fund covenant to take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.  OGMF shall prepare and file a Registration Statement on Form N-14 in compliance with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder with respect to the Reorganization ("Registration Statement"). The Acquired Fund will provide to the Acquiring Fund such information regarding the Acquired Fund as may be reasonably necessary for the preparation of the Registration Statement.

5.7.  Each of the Acquiring Fund and the Acquired Fund covenant to use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.8.  Acquired Fund Company, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by OGMF, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as OGMF, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) Acquired Fund Company's title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) OGMF's title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.9.  The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.10.  The Acquiring Fund shall not change its Declaration of Trust, prospectus or statement of additional information prior to closing so as to restrict permitted investments for the Acquiring Fund prior to the closing, except as required by the Commission.

6.  CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUND

The obligations of Acquired Fund Company, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at Acquired Fund Company's election, to the performance by OGMF, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.  All representations and warranties of OGMF, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2.  OGMF, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by OGMF, on behalf of the Acquiring Fund, on or before the Closing Date.

6.3.  OGMF shall have executed and delivered an assumption of the Liabilities and all such other agreements and instruments as Acquired Fund Company may reasonably deem necessary or desirable in order to vest in and confirm (a) Acquired Fund Company's title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) OGMF's assumption of all of the Liabilities and otherwise to carry out the intent and purpose of this Agreement.

6.4.  OGMF, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in the name of OGMF, on behalf of the Acquiring Fund, by OGMF's President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to Acquired Fund Company and dated as of the Closing Date, as to the matters set forth in paragraphs 6.1 and 6.2 and as to such other matters as Acquired Fund Company shall reasonably request.

6.5.  The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.  CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND

The obligations of OGMF, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at OGMF's election, to the performance by Acquired Fund Company, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

7.1.  All representations and warranties of Acquired Fund Company, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2.  Acquired Fund Company, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Acquired Fund Company, on behalf of the Acquired Fund, on or before the Closing Date.

7.3.  Acquired Fund Company shall have delivered to the Acquiring Fund a statement of the Assets and Liabilities, as of the Closing Date, including a schedule of investments, certified by the Treasurer of Acquired Fund Company. Acquired Fund Company shall have executed and delivered all such assignments and other instruments of transfer as OGMF may reasonably deem necessary or desirable in order to vest in and confirm (a) Acquired Fund Company's title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) OGMF's title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

7.4.  Acquired Fund Company, on behalf of the Acquired Fund, shall have delivered to OGMF a certificate executed in the name of Acquired Fund Company, on behalf of the Acquired Fund, by Acquired Fund Company's President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to OGMF and dated as of the Closing Date, as to the matters set forth in paragraphs 7.1 and 7.2 and as to such other matters as OGMF shall reasonably request.

7.5.  The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

8.  FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND AND ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to Acquired Fund Company, on behalf of the Acquired Fund, or OGMF, on behalf of the Acquiring Fund, the other party to this Agreement shall be entitled, at its option, to refuse to consummate the transactions contemplated by this Agreement:

8.1.  This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provision of the Charter and [Code of Regulations/by-laws] of Acquired Fund Company, applicable state law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.

Notwithstanding anything herein to the contrary, neither OGMF nor Acquired Fund Company may waive the condition set forth in this paragraph 8.1.

8.2.  On the Closing Date no action, suit or other proceeding shall be pending or, to OGMF's or to Acquired Fund Company's knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3.  All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by OGMF or Acquired Fund Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

8.4.  The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5.  The parties shall have received the opinion of Dechert LLP dated the Closing Date, substantially to the effect that, based upon certain facts, assumptions, and representations made by Acquired Fund Company, on behalf of the Acquired Fund, OGMF, on behalf of the Acquiring Fund, and their respective authorized officers, (i) the transaction contemplated by this Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquiring Fund upon receipt of the Assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities; (iii) the basis in the hands of the Acquiring Fund in the Assets will be the same as the basis of the Acquired Fund in the Assets immediately prior to the transfer thereof; (iv) the holding periods of the Assets in the hands of the Acquiring Fund will include the periods during which the Assets were held by the Acquired Fund; (v) no gain or loss will be recognized by the Acquired Fund upon the transfer of the Assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the Liabilities, or upon the distribution of the Acquiring Fund Shares by the Acquired Fund to its shareholders in liquidation; (vi) no gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of their Acquired Fund Shares for the Acquiring Fund Shares; (vii) the aggregate basis of the Acquiring Fund Shares that each Acquired Fund shareholder receives in connection with the transaction will be the same as the aggregate basis of his or her Acquired Fund Shares exchanged therefor; (viii) an Acquired Fund shareholder's holding period for his or her Acquiring Fund Shares will be determined by including the period for which he or she held the Acquired Fund Shares exchanged therefore, provide that he or she held such Acquired Fund Shares as capital assets; and (ix) the Acquiring Fund will succeed to, and take into account (subject to the conditions and limitations specified in Sections 381, 382, 383, and 384 of the Code and the Regulations thereunder) the items of the Acquired Fund described in Section 381(c) of the Code. The opinion will not address whether gain or loss will be recognized with respect to any contracts subject to Section 1256 of the Code in connection with the reorganization. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of OGMF and Acquired Fund Company. Notwithstanding anything herein to the contrary, neither OGMF nor Acquired Fund Company may waive the condition set forth in this paragraph 8.5.

8.6.  OGMF shall have received the opinion of [Acquired Fund Company's Counsel] dated the Closing Date (subject to customary assumptions, qualifications and limitations and in form and substance reasonably acceptable to OGMF) substantially to the effect that, based upon certain facts and certifications made by Acquired Fund Company, on behalf of the Acquired Fund, and its authorized officers, (a) Acquired Fund Company is a [business trust/corporation] duly [organized/incorporated] and validly existing under the laws of the [Commonwealth of Massachusetts/State of Maryland] and authorized to exercise all of the powers recited in its Charter under the laws of the [Commonwealth of Massachusetts/State of Maryland], and the Acquired Fund is a series of Acquired Fund Company; (b) assuming the due authorization, execution and deliver of this Agreement by OGMF on behalf of the Acquiring Fund, this Agreement constitutes a valid and legally binding obligation of Acquired Fund Company, on behalf of the Acquired Fund, enforceable against the Acquired Fund in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles; provided that such counsel shall be entitled to state that it expresses no opinion with respect to the validity, binding effect or enforceability of any contractual provisions purporting to provide indemnification of any person for any claims, damages, liabilities or expenses which may be limited by any applicable Federal or state securities laws; (c) all actions required to be taken by Acquired Fund Company, on behalf of the Acquired Fund, to authorize the Agreement and to effect the transactions contemplated thereby have been duly authorized by all necessary action on the part of Acquired Fund Company; (d) the execution and delivery by Acquired Fund Company of this Agreement did not, and the performance by Acquired Fund Company, on behalf of the Acquired Fund, of its obligations under this Agreement will not, violate Acquired Fund Company's Charter or [Code of Regulations/by-laws]; provided, however, that such counsel shall be entitled to state that it expresses no opinion with respect to Federal or state securities laws, other antifraud laws and fraudulent transfer laws; and provided, further, that insofar as the performance by Acquired Fund Company, on behalf of the Acquired Fund, of its obligations under this Agreement is concerned, such counsel shall be entitled to state that it expresses no opinion as to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles; and (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Acquired Fund, on behalf of the Acquired Fund, of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws. [With respect to all matters of Massachusetts law, such counsel shall be entitled to state that, with the approval of the Acquiring Fund, they have relied upon the opinion of Massachusetts counsel, and that its opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of Massachusetts counsel.] Such opinion also shall include such other matters incident to the transactions contemplated by this Agreement as the Acquiring Fund may reasonably request.

8.7.  Acquired Fund Company shall have received the opinion of Ropes & Gray LLP dated the Closing Date (subject to customary assumptions, qualifications and limitations and in form and substance reasonably acceptable to Acquired Fund Company) substantially to the effect that, based upon certain facts and certifications made by OGMF, on behalf of the Acquiring Fund, and its authorized officers, (a) OGMF is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and authorized to exercise all of the powers recited in its Declaration of Trust under the laws of the Commonwealth of Massachusetts, and the Acquiring Fund is a series of OGMF; (b) the Acquiring Fund Shares are duly authorized and, upon delivery to Acquired Fund Company, on behalf of the Acquired Fund pursuant to this Agreement, will be validly issued, fully paid and non-assessable by OGMF, except to the extent that shareholders may be held personally liable for the obligations of OGMF and the Acquiring Fund under the laws of the Commonwealth of Massachusetts; (c) assuming the due authorization, execution and deliver of this Agreement by Acquired Fund Company on behalf of the Acquired Fund, this Agreement constitutes a valid and legally binding obligation of OGMF, on behalf of the Acquiring Fund, enforceable against the Acquiring Fund in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles; provided that such counsel shall be entitled to state that it expresses no opinion with respect to the validity, binding effect or enforceability of any contractual provisions purporting to provide indemnification of any person for any claims, damages, liabilities or expenses which may be limited by any applicable Federal or state securities laws; (d) all actions required to be taken by OGMF, on behalf of the Acquiring Fund, to authorize the Agreement and to effect the transactions contemplated thereby have been duly authorized by all necessary action on the part of OGMF; (e) the execution and delivery by OGMF of this Agreement did not, and the performance by OGMF, on behalf of the Acquiring Fund, of its obligations under the Agreement will not, violate OGMF's Declaration of Trust or Code of Regulations; provided, however, that such counsel shall be entitled to state that it expresses no opinion with respect to Federal or state securities laws, other antifraud laws and fraudulent transfer laws; and provided, further, that insofar as the performance by OGMF, on behalf of the Acquiring Fund, of its obligations under the Agreement is concerned, such counsel shall be entitled to state that it expresses no opinion as to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles; and (f) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by OGMF, on behalf of the Acquiring Fund, of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws. Such opinion also shall include such other matters incident to the transactions contemplated by this Agreement as the Acquired Fund may reasonably request.

8.8.  The Assets will include no assets which the Acquiring Fund, by reason of limitations contained in its Declaration of Trust or of investment restrictions disclosed in its current prospectus and statement of additional information, as supplemented, in effect on the Closing Date, may not properly acquire.

9.  INDEMNIFICATION

9.1.  OGMF, out of the Acquiring Fund's assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless Acquired Fund Company and its [Trustees/Directors] and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by OGMF or its Trustees or officers prior to the Closing Date, provided that such indemnification by OGMF (or any Acquiring Fund) is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

9.2.  Acquired Fund Company, out of the Acquired Fund's assets and property including (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless OGMF and its Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by Acquired Fund Company or its [Trustees/Directors] or officers prior to the Closing Date, provided that such indemnification by Acquired Fund Company (or any Acquired Fund) is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

10.  BROKERAGE FEES AND EXPENSES

10.1.  OGMF, on behalf of the Acquiring Fund, and Acquired Fund Company, on behalf of the Acquired Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2.  The expenses relating to the Reorganization will be borne by Banc One Investment Advisors Corporation and J.P. Morgan Investment Management Inc. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation and filing of the Registration Statement and printing and distribution of the Proxy Statement, legal fees, accounting fees, securities registration fees, and expenses of holding a shareholders' meeting pursuant to paragraph 5.2. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

11.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1.  OGMF and Acquired Fund Company agree that neither party has made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2.  The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of the Acquired Fund and Acquiring Fund in Section 9 shall survive the Closing.

12.  TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the either the Board of Trustees of OGMF or the Board of [Trustees/Directors] of Acquired Fund Company, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable with respect to the Acquiring Fund or the Acquired Fund, respectively.

13.  AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of Acquired Fund Company and OGMF.

14.  NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:

If to OGMF, at the address of OGMF set forth in the preamble to this Agreement, in each case to the attention of Scott E. Richter and with a copy to Ropes & Gray LLP, 700 12th Street, NW, Washington, DC 20005, attn: Alan G. Priest;

If to Acquired Fund Company, at the address of Acquired Fund Company set forth in the preamble to this Agreement, in each case to the attention of Nina O. Shenker and with a copy to Sullivan & Cromwell LLP, 125 Broad Street, New York, NY 10004, attn: John E. Baumgardner, Jr.

15.  HEADINGS; GOVERNING LAW; SEVERABILITY; ASSIGNMENT; LIMITATION OF LIABILITY; RULE 145

15.1  The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2.  This Agreement shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

15.3.  This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.4.  Pursuant to Rule 145 under the 1933 Act, the Acquired Fund will, in connection with the issuance of any Acquiring Fund Shares to any person who at the time of the transaction contemplated hereby is deemed to be an affiliate of a party to the transaction pursuant to Rule 145(c), cause to be affixed upon the certificates issued to such person (if any) a legend as follows:

"THESE SHARES HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO [ACQUIRING FUND] OR ITS PRINCIPAL UNDERWRITER UNLESS (i) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933, AS AMENDED, OR (ii) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO [ACQUIRING FUND] SUCH REGISTRATION IS NOT REQUIRED;"

and, further, the Acquired Fund will issue stop transfer instructions to its transfer agent with respect to such Acquired Fund Shares.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or any Vice President.

ONE GROUP MUTUAL FUNDS, on behalf of its series, [One Group Series] By: Name: Title:	[ACQUIRED FUND COMPANY], on behalf of its series, [Acquired Fund Company Series] By: Name: Title:

With respect to Section 10.2 of this Agreement, Accepted and Acknowledged by:

J.P. Morgan Investment Management Inc. By: Name: Title:	Banc One Investment Advisors Corporation By: Name: Title:

Schedule 4.1

Schedule 4.2

APPENDIX C

How to Do Business with the Funds

As described in the Proxy Statement/Prospectus, the One Group Funds will be re-named in
February 2005. The names used in this Appendix are those that will be in effect if the Reorganizations are approved.

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•  From Financial Intermediaries or service organizations. Financial Intermediaries include financial advisors, investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors or other intermediaries including affiliates of JPMorgan Chase. Shares purchased this way will typically be held for you by the Financial Intermediary or service organization; and

•  Directly from the Funds through One Group Dealer Services, Inc. (the "Distributor").

Who may purchase shares?

•  Reserve Class shares are primarily intended for investors purchasing shares through a service organization that is paid to assist investors in establishing accounts, executing transactions and monitoring their investment.

•  Morgan Class and Premier Class shares are available to the general public.

•  Capital Class shares may be purchased by institutional investors such as corporations, pension and profit sharing plans, financial institutions, states, municipalities and foundations.

•  Agency Class and Institutional Class shares may be purchased by institutional investors such as corporations, pension and profit sharing plans, and foundations, and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of JPMorgan Chase.

•  If you have questions about eligibility, please call 1-800-766-7722 in the case of Agency, Institutional and Capital shares or 1-800-480-4111 in the case of all other shares.

•  Each Fund may also issue other classes of shares that have different sales charges, expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning the Funds' other share classes. A person who receives compensation for selling Fund shares may receive different amounts of compensation for sales of different classes of shares.

When can I buy shares?

•  Purchases may be made on any business day that the Funds are open for business. The Funds will be closed on weekends and days on which the New York Stock Exchange ("NYSE") or the Federal Reserve is closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

•  On occasion, the NYSE closes before 4:00 p.m. Eastern Time (ET). When the NYSE closes before a Fund's cut-off time, purchase requests received by the Fund or an authorized agent of the Fund after the NYSE closes will be effective the following business day. Each Fund, however, may elect to remain open following an early close of the NYSE or to open on days when the Federal Reserve is open and the NYSE is closed. If your purchase request is received by the Fund or an authorized agent of the Fund before the Fund's close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will be effective the same business day. Purchase requests received after a Fund closes will be effective the following business day. Shareholders will receive notice at www.jpmorganfunds.com if and to what extent a Fund remains open following an early close of the NYSE or if and to what extent a Fund will be open on a day when the Federal Reserve is open and the NYSE is not.

•  The Funds may close earlier a few days each year if the Public Securities Association recommends that the U.S. government securities market close trading early.

•  If the Fund or an authorized agent of the Fund receives your order by the Fund's cut-off time listed below, we will process your purchase order at that day's price and you will be entitled to all dividends declared on that day. If the Fund or an authorized agent of the Fund receives your purchase order after the cut-off time, we will process it at the next day's price.

•  Your Financial Intermediary or service organizations will be responsible for transmitting your purchase order to the Fund or an authorized agent of the Fund by the Fund's cut-off time. Your Financial Intermediary or service organization may have an earlier cut-off time. In addition, your Financial Intermediary or service organization may be closed at times when the Fund is open (for example, when the NYSE is closed and the Fund elects to remain open).

•  Normally, the cut-off time for each Fund is:

One Group Prime Money Market Fund	5:00 p.m. ET

One Group Government Money Market Fund	5:00 p.m. ET

One Group U.S. Treasury Securities Money Market Fund	5:00 p.m. ET

•  The Fund must receive "federal funds" before the Fund's cut-off time shown above (unless the Fund closes early, in which case federal funds must be received by the Fund's close). If the Fund does not receive federal funds by its cut-off time, your order may not be effective until the next business day on which federal funds are timely received by the Fund. If you pay by check before the cut-off time, we will generally process your order the next business day the Fund is open for business.

•  The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time.

•  Shares are electronically recorded. Therefore, certificates will not be issued.

How much do shares cost?

•  Shares are sold at net asset value ("NAV") per share.

•  NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class. The Funds seek to maintain stable NAV per share at $1.00.

•  NAV is calculated each business day as of the cut-off times listed above.

•  The Funds value their investments at amortized cost, which is approximately equal to market value.

•  On occasion, when the NYSE closes before 4:00 p.m. ET and the Fund does not elect to remain open, NAV per share will be calculated as of the cut-off times listed above. When the NYSE closes before 4:00 p.m. ET and the Fund elects to remain open, or on a day when the Fund is open and the NYSE is not, NAV will be calculated as of the earlier of the times listed above or the close time specified on www.onegroup.com.

How do I open an account?

1.  Read the prospectus carefully, and select the Fund or Funds most appropriate for you. For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

2.  Decide how much you want to invest.

The minimum amount for initial investments in each Fund by investors, Financial Intermediaries or service organizations is as follows:

CLASS OF SHARES	INITIAL INVESTMENT
Reserve Class	$1,000
Morgan Class	$1,000
Premier Class	$1,000,000
Agency Class	$10,000,000
Institutional Class	$10,000,000
Capital Class	$100,000,000*

  Morgan Class shares subsequent investments must be at least $25. All other share classes do not have a minimum for subsequent investments. The Funds reserve the right to waive any investment minimum.

*  Former JPMorgan Capital Class accounts opened on or before February 18, 2005 will be subject to a $20,000,000 minimum. Certain institutional investors may meet the minimum through the total amount of assets held for such institutional investors with the Financial Intermediary.

For further information on investment minimum waivers, call 1-800-766-7722 for Capital, Institutional and Agency classes. For all other classes, call 1-800-480-4111. A lower minimum may be available under the Systematic Investment Plan. See "Purchasing Fund Shares-Can I invest on a systematic basis?."

3.  If you are purchasing shares directly from the Funds, complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

4.  Send the completed Account Application and a check to:

    (for Reserve, Morgan and Premier shares)

    JPMorgan Funds
P.O. Box 8528
Boston, MA 02266-8528

    (for Agency, Institutional and Capital shares)

    JPMorgan Institutional Funds
500 Stanton Christiana Road
Newark, DE 19713

•  If you choose to pay by wire, please call 1-800-766-7722 for Capital, Institutional and Agency classes or 1-800-480-4111 for all other classes to notify the Funds of your purchase and authorize your financial institution to wire funds to:

    JPMorgan Chase Bank, N.A.
ATTN: JPMorgan Funds Services
ABA 021 000 021
DDA 323125832
FBO Your JPMorgan Fund

  (EX: JPMORGAN ABC FUND-I)

    YOUR FUND NUMBER & ACCOUNT NUMBER

  (EX: FUND 123-ACCOUNT 123456789)

    YOUR ACCOUNT REGISTRATION

  (EX: ABC CORPORATION)

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse "third-party checks" and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to the JPMorgan Funds or a Fund are considered third-party checks.

  *  Former JPMorgan Capital Class accounts opened on or before February 18, 2005 will be subject to a $20,000,000 minimum. Certain institutional investors may meet the minimum through the total amount of assets held for such institutional investors with the Financial Intermediary.

All checks must be made payable to one of the following:

•  JPMorgan Funds; or

•  The specific Fund in which you are investing.

5.  If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions.

6.  If you have any questions, contact your Financial Intermediary or call 1-800-766-7722 for Capital, Institutional and Agency classes. For all other classes call 1-800-480-4111.

Can I automatically invest on a systematic basis?

Yes, for Morgan Class shares. You may purchase additional Morgan Class shares by making automatic periodic investments from your bank account. You may choose to make an initial investment of an amount less than the required minimum of $1,000 per Fund as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100. To establish a Systematic Investment Plan:

•  Select the "Systematic Investment Plan" option on the Account Application.

•  Provide the necessary information about the bank account from which your investments will be made.

•  The Fund currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

•  You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•  Contact your Financial Intermediary or service organization, if applicable, or call 1-800-766-7722 for Capital, Institutional and Agency classes. For all other classes call 1-800-480-4111 to relay your purchase instructions.

•  Authorize a bank transfer or initiate a wire transfer payable to "JPMorgan Funds" to the following wire address:

    JPMORGAN CHASE BANK N.A.
ATTN: JPMorgan Funds Services
ABA 021 000 021
DDA 323125832
FBO JPMORGAN FUND

  (EX: JPMORGAN ABC FUND-I)

    YOUR FUND NUMBER & ACCOUNT NUMBER

  (EX: FUND 123-ACCOUNT 123456789)

    YOUR ACCOUNT REGISTRATION

  (EX: ABC CORPORATION)

•  The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

•  You may revoke your right to make purchases over the telephone by sending a letter to:

    (for Reserve, Morgan and Premier shares)

    JPMorgan Funds
P.O. BOX 8528
BOSTON, MA 02266-8528

    (for Agency, Institutional and Capital shares)

    JPMorgan Institutional Funds
500 Stanton Christiana Road
Newark, DE 19713

The Funds reserve the right to modify this policy at any time.

GENERAL

The JPMorgan money market funds are intended for short-term investment horizons, and do not monitor for market timers or prohibit short-term trading activity. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

  Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

•  We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will receive the NAV next calculated after all of the required information is received.

•  Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day's NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

RULE 12b-1 FEES

Each Fund has adopted a Distribution Plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of Reserve Class and Morgan Class shares of the Fund. These fees are called "Rule 12b-1 fees." Rule 12b-1 fees are paid by the Fund to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that sell shares of the Fund. The Distributor may pay Rule 12b-1 fees to its affiliates, including the Investment Advisor or to any sub-advisor.

Reserve Class shares pay a Rule 12b-1 fee of 0.25%, and Morgan Class shares pay a Rule 12b-1 fee of 0.10%, of the average daily net assets of the Fund attributable to Reserve Class shares. Because Rule 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Premier Class, Agency Class, Institutional Class and Capital Class shares are not subject to a Rule 12b-1 fee.

SHAREHOLDER SERVICING FEES

One Group Mutual Funds, on behalf of each Fund, has entered into a Shareholder Servicing Agreement with One Group Dealer Services, Inc. under which One Group Dealer Services, Inc. has agreed to provide certain support services to the Fund's customers. For performing these services, One Group Dealer Services, Inc., as shareholder servicing agent, receives an annual fee of 0.30% of the average daily net assets of the Reserve Class, 0.35% of the average daily net assets of the Morgan Class, 0.30% of the average daily net assets of the Premier Class, 0.15% of the average daily net assets of the Agency Class, 0.10% of the average daily net assets of the Institutional Class, and 0.05% of the average daily net assets of the Capital Class of shares of the Fund. One Group Dealer Services, Inc. may enter into services contracts with certain entities under which One Group Dealer

Services, Inc. will pay all or a portion of the annual fee to such entities for performing shareholder and administrative services.

EXCHANGING FUND SHARES

What are my exchange privileges?

•  Reserve Class, Morgan Class, Premier Class, Agency Class, Institutional Class, and Capital Class shares of a Fund may be exchanged for the shares of the same Class of other JPMorgan money market funds, but only if you are eligible to purchase those shares. Morgan Class shares also may be exchanged for Class A shares of other JPMorgan Funds. You may pay a sales charge.

•  The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days written notice.

•  Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-766-7722 for Capital, Institutional and Agency classes. For all other classes, call 1-800-480-4111.

•  We reserve the right to limit the number of exchanges or to refuse an exchange. Your exchange privilege will be revoked if the exchange activity is considered excessive.

When are exchanges processed?

Exchanges are processed the same business day they are received, provided:

•  The Fund receives the request by the cut-off time listed above.

•  You have provided the Funds with all of the information necessary to process the exchange.

•  You have contacted your Financial Intermediary or service organization, if necessary.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business.

•  Redemption requests received by the Fund or an authorized agent of the Fund before the cut-off time listed above will be effective that day.

•  All required documentation in the proper form must accompany a redemption request. The Funds may refuse to honor incomplete redemption requests.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

1.  You may send a written redemption request to your Financial Intermediary or service organization, if applicable, or to the Fund at the following address:

    (for Reserve, Morgan and Premier shares)

    JPMorgan Funds
P.O. BOX 8528
Boston, MA 02266-8528

    (for Agency, Institutional and Capital shares)

    JPMorgan Institutional Funds
500 Stanton Christiana Road
Newark, DE 19713

2.  You may redeem over the telephone. Please see "Can I redeem by telephone?" for more information.

3.  You may also need to have medallion signature guarantees for all registered owners or their legal representatives if

•  You want to redeem shares with a value of $50,000 or more and you want your proceeds in the form of a check; or you want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

•  On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.  A financial institution; or

2.  Your Financial Intermediary.

•  Your redemption proceeds will be paid within one to seven days after receipt of the redemption request.

  However, the Funds will attempt to honor the request for same-day payment if the request is received by the Fund or an authorized agent of the Fund before each Fund's cut off time. If redemption requests are received by the Fund or an authorized agent of the Fund after each Fund's cut off time, the Fund will attempt to wire payment the next business day. Each Fund will attempt to honor requests for payment in two business days, if the request is received by the Fund or an authorized agent of the Fund after a Fund's cut-off time.

  If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

•  The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five (5) business days.

  We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the JPMorgan Service Center or the JPMorgan Institutional Funds Service Center, as applicable, for more details.

What will my shares be worth?

•  The Funds seek to maintain a stable NAV per share at $1.00.

•  You will receive the NAV per share calculated after your redemption request is received. Please read "How Much Do Shares Cost?".

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

•  Contact your Financial Intermediary or service organization, if applicable, or call 1-800-480-4111 in the case of Reserve, Morgan and Premier shares, or 1-800-766-7722 in the case of Agency, Institutional and Capital shares, to relay your redemption request.

•  Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record within the Funds.

•  The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

Can I redeem on a systematic basis?

1.  If you have a Morgan Class account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each. Systematic withdrawals in connection with required minimum distributions under a retirement plan may be in any amount.

•  Select the "Systematic Withdrawal Plan" option on the Account Application.

•  Specify the amount you wish to receive and the frequency of the payments.

•  You may designate a person other than yourself as the payee.

•  There is no fee for this service.

2.  If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

Additional Information Regarding Redemptions

•  Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more of a Fund's assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

•  Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days advance written notice in order to provide you with time to increase your account balance.

  To collect the $10 sub-minimum account fee, the Funds will redeem $10 worth of shares from your account.

  For information on the Funds' minimum investment requirement, please read "Purchasing Fund Shares - How do I open an account?"

•  The Funds may suspend your ability to redeem when:

1.  Trading on the NYSE is restricted;

2.  The NYSE is closed (other than weekend and holiday closings);

3.  The SEC has permitted a suspension; or

4.  An emergency exists as determined by the SEC.

The Statement of Additional Information offers more details about this process.

APPENDIX D

COMPARISON OF INVESTMENT OBJECTIVES AND PRIMARY
INVESTMENT STRATEGIES

	JPMorgan Liquid Assets Money Market Fund	One Group Prime Money Market Fund
Investment Objective	To maximize current income consistent with the preservation of capital and same-day liquidity.	To seek current income with liquidity and stability of principal.

Primary Investment Strategies	JPMorgan Liquid Assets Money Market Fund invests in high-quality, short-term money market instruments which are issued and payable in U.S. dollars.
The Fund principally invests in:
• high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations
• debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities
• securities issued or guaranteed by the U.S. government, its agencies or instrumentalities
• asset-backed securities
• repurchase agreements and reverse repurchase agreements
• taxable municipal obligations
The dollar weighted averaged maturity of the Fund will be 90 days or less and the Fund will buy only those instruments that have remaining maturities of 397 days or less.
All securities purchased by the Fund must meet the requirements of Rule 2a-7 under the 1940 Act.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.
The Fund invests only in U.S. dollar denominated securities that are rated in one of the two highest short-term rating categories from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third-party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser.	One Group Prime Money Market Fund invests exclusively in high-quality, short-term money market instruments. These instruments include corporate notes, commercial paper, funding agreements, certificates of deposit and bank obligations. The Fund will concentrate in the financial services industry, including asset-backed commercial paper programs. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the 1940 Act.
The Fund invests only in U.S. dollar denominated securities.
The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.
Each security held by the Fund will mature in 397 days or less as determined under Rule 2a-7.
The Fund will acquire only those securities that present minimal credit risks.
The Fund invests exclusively in money market instruments. These include:
1. corporate notes;
2. commercial paper;
3. fund agreements;
4. certificates of deposit; and
5. bank obligations.
Under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, although the Fund may invest less than 25% of its total assets in that industry if warranted due to adverse economic conditions and if investing less than that amount appears to be in the best interests of shareholders. The financial services industry includes banks, broker-dealers, finance companies and other issuers of asset-backed securities.
The Fund may lend its securities.

JPMorgan Liquid Assets Money Market Fund
The Fund's adviser, JPMorgan Investment Management, Inc., seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
The Fund seeks to maintain a net asset value of $1.00 per share.
The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.
The Fund is diversified as defined in the 1940 Act.

	JPMorgan Treasury Plus Money Market Fund	One Group U.S. Treasury Securities Money Market Fund
Investment Objective	To provide the highest possible level of current income while still maintaining liquidity and preserving capital.	To seek current income with liquidity and stability of principal.

Primary Investment Strategies	Under normal circumstances, JPMorgan Treasury Plus Money Market Fund invests its assets exclusively in:
• obligations of the U.S. Treasury, including Treasury bills, bonds and notes, and
• repurchase agreements fully collateralized by U.S. Treasury securities.
The debt securities described above carry different interest rates, maturities and issue dates.
The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments that have remaining maturities of 397 days or less.
All securities purchased by the Fund must meet the requirements of Rule 2a-7 under the 1940 Act.
The Fund invests only in U.S. dollar denominated securities that have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser.	One Group U.S. Treasury Securities Money Market Fund invests exclusively in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements collateralized by such obligations. The Fund will comply with SEC rules applicable to all money market funds including Rule 2a-7 under the 1940 Act.
The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.
Each security held by the Fund will mature in 397 days or less as determined under Rule 2a-7 under the 1940 Act.
The Fund will acquire only those securities that present minimal credit risks.

JPMorgan Treasury Plus Money Market Fund
The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
The Fund seeks to maintain a net asset value of $1.00 per share.
The Fund's Board of Trustees may change any of these investment policies (including investment objective) without shareholder approval.
The Fund is diversified as defined in the 1940 Act.

	JPMorgan U.S. Government Money Market Fund	One Group U.S. Government Securities Money Market Fund	One Group Government Money Market Fund
Investment Objective	To provide the highest possible level of current income while still maintaining liquidity and preserving capital.	To seek high current income consistent with liquidity and stability of principal.	To seek to provide high current income with liquidity and stability of principal.

Primary Investment Strategies	Under normal circumstances, the Fund invests its assets exclusively in:
• debt securities issued or guaranteed by the U.S. Treasury, its agencies or instrumentalities of the U.S. government; and
• repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities
Dollar weighted average maturity of Fund generally will be 60 days or less and the Fund will buy only those instruments that have remaining maturities of 397 days or less.
All securities purchased by the Fund must meet the requirements of Rule 2a-7 under the 1940 Act.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rate change.
The Fund invests only in U.S. dollar denominated securities that have the highest possible short-term rating from at least two nationally recognized	The Fund invests in short-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements relating to such securities. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the 1940 Act.
The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.
Each security held by the Fund will mature in 397 days or less as determined under Rule 2a-7.
The Fund will acquire only those securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities, some of which may be subject to repurchase agreements. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.	The Fund invests exclusively in high-quality, short-term securities that are issued or guaranteed by the U.S. government or by U.S. government agencies and instrumentalities. Some of the securities purchased by the Fund may be subject to repurchase agreements. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the 1940 Act.
The Fund invests only in U.S. dollar denominated securities. The Fund invests only in short-term securities that are issued or guaranteed by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.
The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.
Each security held by the Fund will mature in 397 days or less as determined under Rule 2a-7.

JPMorgan U.S. Government Money Market Fund	One Group Government Money Market Fund
statistical rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third-party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser.
The adviser, JPMorgan Investment Management Inc., seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
The Fund seeks to maintain a stable net asset value of $1.00 per share.
The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.	The Fund will acquire only those securities that present minimal credit risks.
In addition to fixed-rate government securities, the Fund also will invest in variable and floating rate government securities and other money market funds that have similar investment policies and objectives. These money market funds must only invest in securities with short-term ratings equivalent to or higher than those in which the Fund invests.
The Fund may lend its securities.

APPENDIX E

ONE GROUP PRIME MONEY MARKET FUND

						Ratios / Supplementary Data
	Net asset	Investment Activities	Distributions			Net assets,	Ratio of	Ratio of net investment	Ratio of expenses to average net
	value, beginning of period	Net investment income	Net investment income	Net asset value, end of period	Total return	end of period (000's)	expenses to average net assets	income to average net assets	assets without waivers
Class I
Year Ended 06/30/04	$1.000	$0.006	$(0.006)	$1.000	0.65%	$3,898,608	0.52%	0.65%	0.54%
Year Ended 06/30/03	1.000	0.011	(0.011)	1.000	1.15%	4,881,506	0.52%	1.14%	0.55%
Year Ended 06/30/02	1.000	0.021	(0.021)	1.000	2.14%	5,325,870	0.52%	2.12%	0.55%
Year Ended 06/30/01	1.000	0.055	(0.055)	1.000	5.63%	5,172,911	0.52%	5.54%	0.55%
Year Ended 06/30/00	1.000	0.054	(0.054)	1.000	5.51%	6,224,509	0.52%	5.39%	0.55%

ONE GROUP U.S. TREASURY SECURITIES MONEY MARKET FUND

						Ratios / Supplementary Data
	Net asset	Investment Activities	Distributions			Net assets,	Ratio of	Ratio of net investment	Ratio of expenses to average net
	value, beginning of period	Net investment income	Net investment income	Net asset value, end of period	Total return	end of period (000's)	expenses to average net assets	income to average net assets	assets without waivers
Class A
Year Ended 06/30/04	$1.000	$0.003	$(0.003)	$1.000	0.29%	$1,702,965	0.77%	0.29%	0.77%
Year Ended 06/30/03	1.000	0.007	(0.007)	1.000	0.73%	2,453,050	0.77%	0.75%	0.78%
Year Ended 06/30/02	1.000	0.018	(0.018)	1.000	1.81%	3,162,893	0.77%	1.80%	0.78%
Year Ended 06/30/01	1.000	0.049	(0.049)	1.000	5.05%	3,512,937	0.77%	4.75%	0.78%
Year Ended 06/30/00	1.000	0.048	(0.048)	1.000	4.86%	1,846,153	0.76%	4.74%	0.79%

ONE GROUP GOVERNMENT MONEY MARKET FUND

	Investment Activities		Distributions				Ratios / Supplementary Data
	Net asset value, beginning of period	Net investment income	Net investment income	Net asset value, end of period	Total return		Net assets, end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets without waivers
Class S Shares
Year Ended 06/30/04	$1.000	$0.007	$(0.007)	$1.000	0.72%		$728,456	0.39%		0.71%		0.39%
Year Ended 06/30/03	1.000	0.011	(0.011)	1.000	1.15%		770,196	0.39%		1.13%		0.39%
Year Ended 06/30/02	1.000	0.022	(0.022)	1.000	2.21%		699,907	0.37%		2.24%		0.39%
Year Ended 06/30/01	1.000	0.056	(0.056)	1.000	5.71%		778,727	0.35%		5.33%		0.39%
04/10/00 to 06/30/00(a)	1.000	0.013	(0.013)	1.000	1.35	%(b)	215,079	0.35	%(c)	5.97	%(c)	0.40	%(c)
Administrative Class Shares
Year Ended 06/30/04	$1.000	$0.009	$(0.009)	$1.000	0.87%		$98,212	0.24%		0.86%		0.24%
Year Ended 06/30/03	1.000	0.013	(0.013)	1.000	1.30%		578,118	0.24%		1.14%		0.24%
11/01/01 to 06/30/02(a)	1.000	0.012	(0.012)	1.000	1.21	%(b)	81,789	0.24	%(c)	1.72	%(c)	0.24	%(c)

(a)  Period from commencement of operations.

(b)  Not Annualized.

(c)  Annualized.

E-1

APPENDIX F

Similarities and Differences in the Forms of Organization of JPMorgan Trust II, JPMorgan Funds and One Group Mutual Funds

JPMorgan Trust II (a Delaware statutory trust)	J.P. Morgan Mutual Fund Trust (a Massachusetts business trust) (JPMorgan Liquid Assets Money Market Fund, JPMorgan Treasury Plus Money Market Fund, and JPMorgan U.S. Government Money Market Fund)	One Group Mutual Funds
(a Massachusetts business trust)
(One Group U.S. Government
Securities Money Market Fund,
One Group Prime Money
Market Fund, One Group
U.S. Treasury Securities
Money Market Fund,
and One Group Government
Money Market Fund)
Quorum of shareholders	Majority of shares entitled to vote.	Majority of shares entitled to vote.	Majority of shares entitled to vote.

Can the Fund issue an unlimited number of shares?	Yes.	Yes.	Yes.

Do the Trustees have the power to materially amend the governing instrument without shareholder approval?	Yes.	Yes.(1)	No.

Can the Trustees amend the by-laws (or, in the case of One Group Mutual Funds, the Code of Regulations) without shareholder approval?	Yes.(2)	Yes.(2)	Yes.(3)

Is termination of the trust (as opposed to a series thereof) possible without shareholder approval?	Yes.	Yes.	No.

Can the Trustees act without a meeting?	Yes.(4)	Yes.(5)	Yes.(6)

Trustee liability other than what the federal securities laws already prescribe?	No.	No.	No.

Shareholder liability?	No.	No.	No.

(1)  Provided that (A) no amendment which the Trustees have determined would affect the rights, privileges and interests of holders a particular series of shares differently than the holders of all series of shares, and which would otherwise require a majority shareholder vote under the trust document, may be made except with the vote or consent of a majority shareholder vote of shareholders of such series, and (B) no amendment may be made which would change any rights with respect to the shares, or any series of shares, by reducing the amount payable thereon upon liquidation of the trust or by diminishing or eliminating any voting rights pertaining thereto, except with the majority shareholder vote of the shares or that series of shares.

(2)  Except where such amendment, adoption or repeal requiries, pursuant to law, the Declaration of Trust, or the by-laws, a vote of the shareholders.

(3)  One Group Mutual Funds do not have by-laws. Certain governance matters are set forth in their Code of Regulations.

(4)  If all trustees consent to action in writing.

(5)  If all trustees or all members of a committee (where action may be by a committee) consent to the action in writing.

(6)  Unless otherwise provided in the Declaration of Trust or required by law, by written consents of a majority of trustees.

F-1

JPMorgan Trust II (a Delaware statutory trust)	J.P. Morgan Mutual Fund Trust (a Massachusetts business trust) (JPMorgan Liquid Assets Money Market Fund, JPMorgan Treasury Plus Money Market Fund, and JPMorgan U.S. Government Money Market Fund)	One Group Mutual Funds
(a Massachusetts business trust)
(One Group U.S. Government
Securities Money Market Fund,
One Group Prime Money
Market Fund, One Group
U.S. Treasury Securities
Money Market Fund,
and One Group Government
Money Market Fund)
Term of office of Trustees	Until death, resignation, mandatory retirement age, declaration of incompetence by court, or removal.	Until resignation, removal, or incapacitation by illness or injury.	Until death, resignation, mandatory retirement age, bankruptcy, declaration of incompetence by court, or removal.

Vote required for a reorganization	Majority vote of trustees without shareholder approval to the extent permitted by law.	(i) Two-thirds of outstanding shares of series or (ii) majority vote of outstanding shares entitled to vote if reorganization recommended by trustees.	Approval of trustees and majority of outstanding voting securities of series.

Rights of Inspection?	No.(7)	Yes.	No.(7)

(7)  Except as determined by trustees or authorized by law.

F-2

APPENDIX G

Additional Risk Factors Related to the Acquiring Funds

Investment Practices	The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk.

FUND NAME	FUND CODE
One Group Prime Money Market Fund	1
One Group U.S. Treasury Securities Money Market Fund	2
One Group Government Money Market Fund	3

Instrument	Fund Code	Risk Type
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.	1	Prepayment Market Credit Regulatory

Bankers' Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.	1	Credit Liquidity Market

Certificates of Deposit: Negotiable instruments with a stated maturity.	1	Market Credit Liquidity

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	1	Credit Liquidity Market

Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.	1	Market Liquidity Management

Extendable Commercial Notes: Variable rate notes which normally mature within a short period of time (e.g., one month) but which may be extended by the issuer for a maximum maturity of thirteen months.	1	Market Credit Liquidity

Foreign Securities: Commercial paper of foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and supranational entities.	1	Market Political Liquidity Foreign Investment

Investment Company Securities: Shares of other money market mutual funds, including One Group money market funds and shares of other money market funds for which Banc One Investment Advisors or its affiliates serve as investment advisor or administrator. Banc One Investment Advisors will waive certain fees when investing in funds for which it serves as investment advisor, to the extent required by law.	1,3	Market

Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs").	1	Prepayment Market Credit Regulatory Leverage

Instrument	Fund Code	Risk Type
Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.	1	Market Credit Political Tax Regulatory

Participation Interests: Interests in municipal securities, including municipal leases, from financial institutions such as commercial and investment banks, savings and loan associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Funds to treat the income from the investment as exempt from federal income tax.	1	Credit Tax Market

Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1,2,3	Credit Market Liquidity

Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	1	Liquidity Market

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1,2	Market Leverage

Securities Lending: The lending of up to 33 1/3% of a Fund's total assets. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.	1,3	Credit Market Leverage

Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts ("GICs") and Bank Investment Contracts ("BICs").	1,3	Market Credit Liquidity

Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.	1	Liquidity Credit Market

Treasury Receipts: TRs, TIGRs and CATS.	1	Market

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include Ginnie Mae, Fannie Mae and Freddie Mac.	1,3	Market Credit U.S. Govt. Agency

U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and CUBES. The U.S. Treasury Securities Money Market Fund does not buy STRIPS and CUBES.	1,2	Market

Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand.	1,3	Market Credit Liquidity

When-Issued Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	1,2,3	Market Leverage Liquidity Credit

Investment Risks	Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate. If these fluctuations are sufficiently strong (despite the Fund's efforts to control them), the value of your investments will be affected. Certain investments are more susceptible to these risks than others.
• Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.
• Leverage Risk. The risk associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.
• Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.
• Management Risk. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.
• Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.
• Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.
• Foreign Investment Risk. Risks associated with higher transaction costs, delayed settlements and adverse economic developments.
• Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.
• Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.
• U.S. Government Agency Securities. The Funds may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae, Ginnie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

• Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

OGMMFN-1

PART B

ONE GROUP® MUTUAL FUNDS

Statement of Additional Information

October 30, 2004

Acquired Funds	Acquiring Funds

Acquisition of the Assets and Liabilities of	By and in Exchange for Shares of
JPMorgan Liquid Assets Money Market Fund	One Group Prime Money Market Fund
(a series of J.P. Morgan Mutual Fund Trust)	(a series of One Group Mutual Funds)
522 Fifth Avenue	1111 Polaris Parkway
New York, New York 10036	Columbus, Ohio 43271-1235

Acquisition of the Assets and Liabilities of	By and in Exchange for Shares of
JPMorgan Treasury Plus Money Market Fund	One Group U.S. Treasury Securities Money
(a series of J.P. Morgan Mutual Fund Trust)	Market Fund
522 Fifth Avenue	(a series of One Group Mutual Funds)
New York, New York 10036	1111 Polaris Parkway
Columbus, Ohio 43271-1235

Acquisition of the Assets and Liabilities of	By and in Exchange for Shares of
JPMorgan U.S. Government Money Market Fund	One Group Government Money Market Fund
(a series of J.P. Morgan Mutual Fund Trust)	(a series of One Group Mutual Funds)
522 Fifth Avenue	1111 Polaris Parkway
New York, New York 10036	Columbus, Ohio 43271-1235

Acquisition of the Assets and Liabilities of	By and in Exchange for Shares of
One Group U.S. Government Securities Money	One Group Government Money Market Fund
Market Fund	(a series of One Group Mutual Funds)
(a series of One Group Mutual Funds)	1111 Polaris Parkway
1111 Polaris Parkway	Columbus, Ohio 43271-1235
Columbus, Ohio 43271-1235

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated October 30, 2004, relating specifically to the proposed transfer of:

a.                                       all of the assets of JPMorgan Liquid Assets Money Market Fund to One Group Prime Money Market Fund and the assumption of all the liabilities of JPMorgan Liquid Assets Money Market Fund in exchange for shares of One Group Prime Money Market Fund having an aggregate net asset value equal to those of JPMorgan Liquid Assets Money Market Fund;

1

b.                                      all of the assets of JPMorgan Treasury Plus Money Market Fund to One Group U.S. Treasury Securities Money Market Fund and the assumption of all the liabilities of JPMorgan Treasury Plus Money Market Fund in exchange for shares of One Group U.S. Treasury Securities Money Market Fund having an aggregate net asset value equal to those of JPMorgan Treasury Plus Money Market Fund;

c.                                       all of the assets of JPMorgan U.S. Government Money Market Fund to One Group Government Money Market Fund and the assumption of all the liabilities of JPMorgan U.S. Government Money Market Fund in exchange for shares of One Group Government Money Market Fund having an aggregate net asset value equal to those of JPMorgan U.S. Government Money Fund; and

d.                                      all of the assets of One Group U.S. Government Securities Money Market Fund to One Group Government Money Market Fund and the assumption of all the liabilities of One Group U.S. Government Securities Money Market Fund in exchange for shares of One Group Government Money Market Fund having an aggregate net asset value equal to those of One Group U.S. Government Securities Money Market Fund.

To obtain a copy of the Proxy Statement/Prospectus, please write to One Group® Mutual Funds at 1111 Polaris Parkway, Columbus, Ohio 43271-1235 or call (800) 480-4111.  The transfers are to occur pursuant to certain Agreements and Plans of Reorganization.  Unless otherwise indicated, capitalized terms used herein have the same meanings as are given to them in the Proxy Statement/Prospectus.

TABLE OF CONTENTS

1.	General Information
:
2.	Financial Statements

3.	Pro Forma Financial Statements and Notes for JPMorgan Liquid Assets Money Market Fund and One Group Prime Money
Market Fund.

4.	Pro Forma Financial Statements and Notes for JPMorgan Treasury Plus Money Market Fund and One Group U.S. Treasury
Securities Money Market Fund.

5.	Pro Forma Financial Statements and Notes for JPMorgan U.S. Government Money Market Fund and One Group Government
Money Market Fund.

6.	Pro Forma Financial Statements and Notes for One Group U.S. Government Securities Money Market Fund and One
Group Government Money Market Fund.

7.	Pro Forma Financial Statements and Notes for One Group Government Money Market Fund, One Group U.S. Government
Money Market Fund and JPMorgan U.S. Government Money Market Fund.

GENERAL INFORMATION

A Special Meeting of Shareholders of JPMorgan Funds will be held at the offices of J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036, on Thursday, January 20, 2005 at 9:00 a.m. Eastern time.  For further information about the Reorganizations, see the Proxy Statement/Prospectus.

A Special Meeting of Shareholders of One Group U.S. Government Securities Money Market Fund to consider the Reorganization will be held at the offices of J.P. Morgan Investment Management Inc., 552

2

Fifth Avenue, New York, New York 10036, on Thursday, January 20, 2005, at 9:00 a.m., Eastern time.  For further information about the Reorganization, see the Proxy Statement/Prospectus.

FINANCIAL STATEMENTS

This Statement of Additional Information of One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund, and One Group Government Money Market Fund consists of this cover page, the accompanying pro forma financial statements and related notes and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1.                                       The Statement of Additional Information for JPMorgan Money Market Funds dated December 29, 2003 (Accession Number 0001047469-03-042126);

2.                                       The Statement of Additional Information for One Group Mutual Funds dated October 29, 2004 (Accession Number 0001193125-04-179370);

3.                                       The Financial Statements of JPMorgan Money Market Funds as included in the Funds’ Annual Report filed for the year ended August 31, 2003 (Accession Number 0001047469-03-034559);

4.                                       The Financial Statements of One Group Money Market Funds, as included in the Funds’ Annual Report filed for the year ended June 30, 2004 (Accession Number 0000950152-04-006781);

5.                                       The Financial Statements of JPMorgan Money Market Funds as included in the Funds’ Semi-Annual Report filed for the period ended February 29, 2004 (Accession Number 0001047469-04-015970); and

6.                                       The Financial Statements of One Group Mutual Funds as included in the Funds’ Semi-Annual Report filed for the period ending December 31, 2003 (Accession Number 0000950152-04-001707).

3

Shown below are the financial statements for each Acquired Fund and Acquiring Fund (the “Funds”) as of the dates indicated and pro forma financial statements for the combined Funds (each, a “Combined Fund”), assuming the reorganization of the applicable Acquired Fund into the Acquiring Fund is consummated as of June 30, 2004.  The first table presents Portfolio of Investments for each Fund and pro forma figures for the Combined Fund.  The second table presents Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the Combined Fund.  The third table presents Statements of Operations for each Fund and estimated pro forma figures for the Combined Fund.  These tables are followed by the Notes to the Pro Forma Financial Statements.

4

JPMorgan Liquid Assets Money Market Fund / One Group Prime Money Market Fund

Pro forma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Liquid Assets Money Market Fund Principal Amount	One Group Prime Money Market Fund Principal Amount	Pro forma JPMorgan Liquid Assets Money Market Fund Principal Amount	Security Description	JPMorgan Liquid Assets Money Market Fund Value	One Group Prime Money Market Fund Value	Pro forma JPMorgan Liquid Assets Money Market Fund Value

U.S. Government Agency Securities (6.9%)
	$96,000	$96,000	Federal Home Loan Bank, 1.50%, 03/01/05		$96,000	$96,000
	80,000	80,000	Federal Home Loan Bank, 1.40%, 03/29/05		80,000	80,000
$60,000		60,000	Federal Home Loan Bank, 1.11%, 04/26/05, FRN	$60,000		60,000
55,000		55,000	Federal Home Loan Mortgage Corp., 1.50%, 02/14/05, Ser. 1, MTN, FRN	55,000		55,000
25,000		25,000	Federal National Mortgage Association, 0.98%, 07/03/04	24,979		24,979
75,000		75,000	Federal National Mortgage Association, 1.21%, 07/29/04, FRN	74,934		74,934
	75,000	75,000	Federal National Mortgage Association, 1.60%, 12/29/04		75,000	75,000
	100,000	100,000	Federal National Mortgage Association, 1.22%, 02/14/05		100,000	100,000
	150,000	150,000	Federal National Mortgage Association, 1.24%, 02/15/05, FRN		149,972	149,972
	100,000	100,000	Federal National Mortgage Association, 1.40%, 05/03/05		100,000	100,000
Total U.S. Government Agency Securities (Cost $815,885)				214,913	600,972	815,885

Supranational Bond (0.4%)
50,000		50,000	Corp. Andina de Fomento, 1.40%, 08/17/04, MTN, FRN	50,000		50,000
Total Supranational Notes & Bonds (Cost $50,000)				50,000		50,000

State and Municipal Obligations (2.3%)
	41,675	41,675	Miami-Dade County, Florida Aviation, Revenue, FRDO, MBIA, #, 1.45%, 09/30/04		41,675	41,675
	86,500	86,500	New Jersey Economic Development Authority, Revenue, FRDO, 1.15%, 02/15/29		86,500	86,500
	139,750	139,750	New York City Transitional Finance Authority, Revenue, Series B, FRDO, 1.15%, 05/01/30		139,750	139,750
Total State and Municipal Obligations (Cost $267,925)					267,925	267,925

Corporate Notes & Bonds (22.1%)
Asset Backed Securities (0.8%)
	46,500	46,500	Leafs LLC, 1.29%, 02/22/05, FRN, #		46,500	46,500

See unaudited notes to pro forma financial statements.

5

JPMorgan Liquid Assets Money Market Fund / One Group Prime Money Market Fund

Pro forma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Liquid Assets Money Market Fund Principal Amount	One Group Prime Money Market Fund Principal Amount	Pro forma JPMorgan Liquid Assets Money Market Fund Principal Amount	Security Description	JPMorgan Liquid Assets Money Market Fund Value	One Group Prime Money Market Fund Value	Pro forma JPMorgan Liquid Assets Money Market Fund Value
	50,000	50,000	Structured Asset Repackaged Trust, 1.29%, 05/13/05, Ser. 2003-8, FRN, #		50,000	50,000
					96,500	96,500
Banking (4.1%)
	200,000	200,000	Bayerische Landesbank/New York, 1.28%, 08/24/05, FRN		200,000	200,000
2,450		2,450	HSBC (USA), Inc., 1.71%, 09/24/04, FRN	2,451		2,451
25,000		25,000	LaSalle Bank N.A., 1.15%, 10/06/04	25,001		25,001
	100,000	100,000	Links Finance LLC, 1.85%, 05/19/05, MTN, #		99,842	99,842
75,000		75,000	Links Finance LLC, 1.06%, 06/10/05, #	74,985		74,985
	75,000	75,000	Wells Fargo & Co., 1.13%, 08/02/05, Ser. C, MTN, FRN		75,000	75,000
				102,437	374,842	477,279
Diversified (0.1%)
6,000		6,000	General Electric Capital Corp., 1.25%, 07/09/04, FRN	6,000		6,000
Financial Services (17.0%)
	50,000	50,000	Belford US Capital Co., LLC, 1.15%, 08/05/04, MTN, FRN, #		49,999	49,999
	50,000	50,000	Belford US Capital Co., LLC, 1.13%, 09/03/04, MTN, FRN, #		49,999	49,999
	50,000	50,000	Belford US Capital Co., LLC, 1.15%, 10/07/04, MTN, FRN, #		50,000	50,000
30,000		30,000	Beta Finance, Inc., 1.40%, 06/13/05, Ser. 1, MTN, FRN, #	29,994		29,994
	50,000	50,000	Dorada Finance, Inc., 1.23%, 08/23/04, #		49,909	49,909
75,000		75,000	Dorada Finance, Inc., 1.30%, 05/17/05, MTN, FRN, #	74,986		74,986
	90,150	90,150	Halogen Funding Co., LLC, 1.27%, 07/15/05, MTN, FRN, #		90,150	90,150
	150,000	150,000	HBOS Treasury Services PLC (United Kingdom), 1.28%, 06/20/05, MTN, FRN, #		150,000	150,000
30,000	145,000	175,000	HBOS Treasury Services PLC (United Kingdom), 1.10%, 08/02/05, MTN, FRN, #	30,000	145,000	175,000
3,025		3,025	Household Finance Corp., 8.00%, 08/01/04	3,042		3,042
1,779		1,779	Household Finance Corp., 5.88%, 09/25/04	1,797		1,797
30,000		30,000	John Hancock Global Funding II, 1.74%, 09/27/04, MTN, FRN, #	30,013		30,013

See unaudited notes to pro forma financial statements.

6

JPMorgan Liquid Assets Money Market Fund / One Group Prime Money Market Fund

Pro forma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Liquid Assets Money Market Fund Principal Amount	One Group Prime Money Market Fund Principal Amount	Pro forma JPMorgan Liquid Assets Money Market Fund Principal Amount	Security Description	JPMorgan Liquid Assets Money Market Fund Value	One Group Prime Money Market Fund Value	Pro forma JPMorgan Liquid Assets Money Market Fund Value
	120,000	120,000	Liberty Lighthouse U.S. Capital Co., LLC, 1.30%, 07/28/04, MTN, FRN, #		119,998	119,998
	150,000	150,000	Liberty Lighthouse U.S. Capital Co., LLC, 1.11%, 10/07/04, MTN, FRN, #		149,986	149,986
	50,000	50,000	Liberty Lighthouse U.S. Capital Co., LLC, 1.14%, 11/03/04, MTN, FRN, #		49,994	49,994
	20,000	20,000	Liberty Lighthouse U.S. Capital Co., LLC, 1.29%, 04/08/05, MTN, FRN, #		20,025	20,025
	80,000	80,000	Liberty Lighthouse U.S. Capital Co., LLC, 1.29%, 04/26/05, MTN, FRN, #		79,987	79,987
	50,000	50,000	Liquid Funding LTD (Bermuda), 1.34%, 07/29/04, MTN, FRN, #		50,000	50,000
40,000		40,000	Merrill Lynch & Co., Inc., 1.13%, 07/06/04, MTN, FRN	40,000		40,000
24,000		24,000	Merrill Lynch & Co., Inc., 1.71%, 09/23/04	24,030		24,030
67,000		67,000	Money Market Trust, 1.39%, 07/15/04, Ser. A-1, FRN, #	67,000		67,000
	80,000	80,000	Premium Asset Trust, 1.13%, 07/01/05, Ser. 03-5, FRN, #		80,000	80,000
25,000		25,000	Premium Asset Trust/GEFA, 5.25%, 07/19/04, Ser. 2001-6, #	25,049		25,049
	168,000	168,000	Restructured Asset Securities with Enhanced Returns (RACERS), 1.31%, 10/01/04, Ser. 2000-7-ZCM, FRN, #		168,000	168,000
	50,000	50,000	Restructured Asset Securities with Enhanced Returns (RACERS), 1.29%, 08/27/04, Ser. 2003-8-C, FRN, #		49,990	49,990
15,000		15,000	Restructured Asset Securities with Enhanced Returns (RACERS), 1.26%, 05/13/05, Ser. 2004-1-MM	15,000		15,000
	25,000	25,000	Sigma Finance, Inc., 1.11%, 09/07/04, Ser. 1, MTN, FRN, #		24,999	24,999
	25,000	25,000	Sigma Finance, Inc., 1.24%, 01/21/05, Ser. 1, MTN, FRN, #		24,996	24,996
	100,000	100,000	Sigma Finance, Inc., 1.41%, 06/15/05		99,981	99,981
	95,000	95,000	Syndicated Loan Funding Trust, 1.41%, 03/21/05, Ser. 04-2, #		95,000	95,000
	75,000	75,000	Syndicated Loan Funding Trust, 1.38%, 05/16/05, Ser. 04-5, FRN, #		75,000	75,000
				340,911	1,673,013	2,013,924
Insurance (0.1%)
15,000		15,000	SunAmerica Global Financing VIII, 1.36%, 11/15/04, FRN, #	15,008		15,008

See unaudited notes to pro forma financial statements.

7

JPMorgan Liquid Assets Money Market Fund / One Group Prime Money Market Fund

Pro forma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Liquid Assets Money Market Fund Principal Amount	One Group Prime Money Market Fund Principal Amount	Pro forma JPMorgan Liquid Assets Money Market Fund Principal Amount	Security Description	JPMorgan Liquid Assets Money Market Fund Value	One Group Prime Money Market Fund Value	Pro forma JPMorgan Liquid Assets Money Market Fund Value
Total Corporate Notes & Bonds (Cost $2,608,712)				464,356	2,144,355	2,608,711

Residential Mortgage Backed Securities (0.8%)
Collateralized Mortgage Obligations (0.8%)
	100,000	100,000	Holmes Financing PLC (United Kingdom), 1.19%, 04/15/05, Ser. 8, Class 1A, FRN		100,000	100,000
Total Residential Mortgage Backed Securities (Cost $100,000)					100,000	100,000

Asset Backed Securities (3.6%)
	105,000	105,000	Blue Heron Funding LTD, 1.37%, 05/27/05, Ser. 7-A, Class A1, FRN, #		105,000	105,000
	103,000	103,000	Blue Heron Funding LTD (Cayman Islands), 1.29%, 10/15/04, Ser. 1A, Class A, FRN, #		103,000	103,000
	50,000	50,000	Blue Heron Funding LTD (Cayman Islands), 1.31%, 05/18/05, Ser. 6A, Class A1, FRN, #		50,000	50,000
	59,000	59,000	Blue Heron Funding LTD (Channel Islands), 1.31%, 12/17/04, Ser. 4A, Class A, FRN, #		59,000	59,000
30,000		30,000	Davis Square Funding LTD (Cayman Islands), 1.19%, 07/06/04, Ser. 2004-2A, Class AMMB, FRN	30,000		30,000
	82,000	82,000	Winston Funding LTD (Cayman Islands), 1.21%, 10/25/04, Ser. 2003-1, Class A1MA, FRN, #		82,000	82,000
Total Asset Backed Securities (Cost $429,000)				30,000	399,000	429,000

Funding Agreements/GIC (6.5%)
	75,000	75,000	AIG Life Insurance Co., 1.19%, 06/25/05		75,000	75,000
	100,000	100,000	Allstate Life Insurance Co., 1.46%, 03/11/05		100,000	100,000
	75,000	75,000	General Electric Capital Assurance Co., 1.24%, 06/01/05		75,000	75,000
	100,000	100,000	Metropolitan Life Insurance Co., 1.59%, 05/15/05		100,000	100,000
	50,000	50,000	New York Life Insurance Co., 1.37%, 02/25/05		50,000	50,000
	50,000	50,000	Transamerica Life Insurance & Annuity Co., 1.18%, 06/08/05		50,000	50,000
	315,000	315,000	Transamerica Occidental Life Insurance Co., 1.35%, 07/11/05		315,000	315,000
Total Funding Agreements/GIC (Cost $765,000)					765,000	765,000

Commercial Paper (32.4%)
Asset Backed Securities (21.4%)
	181,000	181,000	ASAP Funding LTD, 1.35%, 07/06/04		180,966	180,966
	160,522	160,522	Atlantis One Funding Corp., 1.12%, 07/06/04		160,498	160,498

See unaudited notes to pro forma financial statements.

8

JPMorgan Liquid Assets Money Market Fund / One Group Prime Money Market Fund

Pro forma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Liquid Assets Money Market Fund Principal Amount	One Group Prime Money Market Fund Principal Amount	Pro forma JPMorgan Liquid Assets Money Market Fund Principal Amount	Security Description	JPMorgan Liquid Assets Money Market Fund Value	One Group Prime Money Market Fund Value	Pro forma JPMorgan Liquid Assets Money Market Fund Value
	50,000	50,000	Atlantis One Funding Corp., 1.08%, 07/27/04		49,961	49,961
97,130		97,130	Atlantis One Funding Corp., 1.06%, 09/08/04	96,931		96,931
50,000		50,000	Atlantis One Funding Corp., 1.08%, 09/21/04	49,878		49,878
40,000		40,000	Concord Minutemen Capital Co., 1.23%, 07/12/04	39,985		39,985
87,922		87,922	Concord Minutemen Capital Co., 1.00%, 07/20/04	87,871		87,871
	60,000	60,000	Concord Minutemen Capital Co., LLC, 1.15%, 07/06/05		60,000	60,000
	105,000	105,000	Concord Minutemen Capital Co., LLC, 1.18%, 07/11/05		105,000	105,000
	133,000	133,000	Concord Minutemen Capital Co., LLC, 1.25%, 07/14/05		133,000	133,000
	30,000	30,000	Concord Minutemen Capital Co., LLC, 1.27%, 07/15/05		30,000	30,000
30,000		30,000	Crown Point Capital Co., LLC, 1.17%, 08/06/04	29,965		29,965
	100,000	100,000	Crown Point Capital Co., LLC, 1.20%, 10/19/04		99,633	99,633
100,000		100,000	Dakota Certificate Program (Citibank Credit Card Master Trust I), 1.26%, 07/28/04	99,905		99,905
	70,000	70,000	Dakota Certificate Program(Citibank Credit Card Master Trust I), 1.07%, 07/07/04		69,988	69,988
25,000		25,000	FCAR Owner Trust Series I, 1.09%, 07/13/04	24,991		24,991
	55,000	55,000	Galaxy Funding, Inc., 1.09%, 07/20/04		54,968	54,968
	40,000	40,000	Galaxy Funding, Inc., 1.20%, 08/17/04		39,937	39,937
25,000		25,000	Grampian Funding LLC, 1.10%, 07/09/04	24,994		24,994
52,000		52,000	Grampian Funding LLC, 1.07%, 09/07/04	51,895		51,895
	50,000	50,000	Grampian Funding LLC, 1.50%, 11/19/04		49,706	49,706
	75,000	75,000	Grampian Funding LLC, 1.28%, 11/30/04		74,500	74,500
38,000		38,000	K2 (USA) LLC, 1.10%, 08/16/04	37,947		37,947
20,000		20,000	K2 (USA) LLC, 1.10%, 08/23/04	19,968		19,968
26,400		26,400	K2 (USA) LLC, 1.07%, 09/13/04	26,342		26,342
25,000		25,000	K2 (USA) LLC, 1.15%, 10/04/04	24,924		24,924
21,900		21,900	K2 (USA) LLC, 1.15%, 10/08/04	21,831		21,831
8,000		8,000	Lexington Parker Capital Co., LLC, 1.09%, 07/26/04	7,994		7,994

See unaudited notes to pro forma financial statements.

9

JPMorgan Liquid Assets Money Market Fund / One Group Prime Money Market Fund

Pro forma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Liquid Assets Money Market Fund Principal Amount	One Group Prime Money Market Fund Principal Amount	Pro forma JPMorgan Liquid Assets Money Market Fund Principal Amount	Security Description	JPMorgan Liquid Assets Money Market Fund Value	One Group Prime Money Market Fund Value	Pro forma JPMorgan Liquid Assets Money Market Fund Value
	52,575	52,575	Lexington Parker Capital Co., LLC, 1.47%, 11/10/04		52,292	52,292
	85,000	85,000	Park Granada LLC, 1.06%, 07/09/04		84,980	84,980
40,000		40,000	Park Granada LLC, 1.10%, 08/11/04	39,950		39,950
40,000		40,000	Sheffield Receivables Corp., 1.25%, 07/19/04	39,975		39,975
	45,000	45,000	Sigma Finance, Inc., 1.24%, 01/21/05		44,996	44,996
30,000		30,000	Silver Tower U.S. Funding LLC, 1.11%, 08/19/04	29,955		29,955
11,000		11,000	Silver Tower U.S. Funding LLC, 1.25%, 10/22/04	10,957		10,957
	240,000	240,000	Structured Products Asset Returns Certificates, Series 04-1, 1.20%, 07/26/04		240,001	240,001
	73,000	73,000	Tango Finance Corp., 1.22%, 08/24/04		72,866	72,866
	35,200	35,200	Tango Finance Corp., 1.27%, 09/10/04		35,112	35,112
	37,000	37,000	Tango Finance Corp., 1.30%, 09/15/04		36,898	36,898
	56,250	56,250	Tango Finance Corp., 1.20%, 10/18/04		56,046	56,046
34,076		34,076	Tulip Fund Corp., 1.24%, 07/20/04	34,054		34,054
				800,312	1,731,348	2,531,660
Banking (6.5%)
25,000		25,000	Banque Generale du Luxembourg SA (Luxembourg), 1.09%, 07/26/04	24,981		24,981
100,000		100,000	Bradford & Bingley PLC (United Kingdom), 1.12%, 01/07/05	100,000		100,000
50,000		50,000	CDC, Inc., 1.09%, 07/28/04	50,000		50,000
22,900		22,900	Den Norkse Bank (Norway), 1.09%, 08/23/04	22,863		22,863
50,000		50,000	HSH Nordbank AG/London (United Kingdom), 1.22%, 07/21/04	49,966		49,966
50,000		50,000	HSH Nordbank AG/New York, 1.22%, 07/14/04	49,978		49,978
	50,000	50,000	KBC Financial Products International (Belgium), 1.77%, 11/16/04		49,661	49,661
	54,000	54,000	National Bank of New Zealand (New Zealand), 1.26%, 10/15/04		53,800	53,800
	65,000	65,000	National Bank of New Zealand (New Zealand), 1.26%, 10/28/04		64,729	64,729
30,000		30,000	NBNZ International LTD (United Kingdom), 1.09%, 07/20/04	29,983		29,983
30,000		30,000	Santander Central Hispano SA (Spain), 1.48%, 09/22/04	29,898		29,898
	147,000	147,000	Spintab AB (Sweden), 1.03%, 07/01/04		147,000	147,000

See unaudited notes to pro forma financial statements.

10

JPMorgan Liquid Assets Money Market Fund / One Group Prime Money Market Fund

Pro forma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Liquid Assets Money Market Fund Principal Amount	One Group Prime Money Market Fund Principal Amount	Pro forma JPMorgan Liquid Assets Money Market Fund Principal Amount	Security Description	JPMorgan Liquid Assets Money Market Fund Value	One Group Prime Money Market Fund Value	Pro forma JPMorgan Liquid Assets Money Market Fund Value
	50,000	50,000	Spintab AB (Sweden), 1.15%, 08/18/04		49,923	49,923
25,000		25,000	Swedbank, Inc. (Sweden), 1.09%, 07/23/04	24,983		24,983
25,000		25,000	Westdeutsche Landesbank Girozentrale (Germany), 1.11%, 08/04/04	24,974		24,974
				407,626	365,113	772,739
Financial Services (3.6%)
30,000		30,000	CC USA, Inc., 1.31%, 05/10/05	29,995		29,995
25,000		25,000	CIT Group, Inc., 1.10%, 07/19/04	24,986		24,986
25,000		25,000	Citigroup Global Markets Holdings, Inc., 1.42%, 06/06/05	25,026		25,026
	103,000	103,000	Discover Card Master Trust, 1.10%, 07/27/04		102,918	102,918
	100,000	100,000	Goldman Sachs Group, Inc., 1.21%, 07/02/04		100,000	100,000
40,000		40,000	Goldman Sachs Group, Inc., 1.29%, 09/27/04	40,000		40,000
15,000		15,000	Govco, Inc., 1.16%, 08/10/04	14,981		14,981
25,000		25,000	Govco, Inc., 1.35%, 09/08/04	24,935		24,935
	45,000	45,000	Morgan Stanley, 1.23%, 08/27/04		45,000	45,000
15,000		15,000	Silver Tower U.S. Funding LLC, 1.12%, 09/15/04	14,965		14,965
				174,888	247,918	422,806
Transportation (0.7%)
24,000		24,000	Network Rail (United Kingdom), 1.10%, 08/03/04	23,976		23,976
30,000		30,000	Network Rail (United Kingdom), 1.15%, 10/14/04	29,899		29,899
26,000		26,000	Network Rail LTD (United Kingdom), 1.09%, 07/30/04	25,977		25,977
				79,852		79,852
Utilities (0.2%)
9,000		9,000	RWE AG (Germany), 1.24%, 07/14/04	8,996		8,996
20,000		20,000	RWE AG (Germany), 1.26%, 10/20/04	19,922		19,922
				28,918		28,918
Total Commercial Paper (Cost $3,835,974)				1,491,596	2,344,379	3,835,975

Certificates of Deposit (17.0%)
50,000		50,000	ABN-AMRO Bank N.V. (The Netherlands) (Yankee), 1.14%, 07/08/04	50,000		50,000
20,500		20,500	ABN-AMRO Bank N.V. (The Netherlands) (Yankee), 1.11%, 09/07/04	20,500		20,500
100,000		100,000	Alliance & Leicester PLC (United Kingdom) (Yankee), 1.36%, 09/09/04	100,001		100,001
25,000		25,000	Allied Irish Banks PLC (Ireland) (Yankee), 1.27%, 10/29/04	25,000		25,000

See unaudited notes to pro forma financial statements.

11

JPMorgan Liquid Assets Money Market Fund / One Group Prime Money Market Fund

Pro forma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Liquid Assets Money Market Fund Principal Amount	One Group Prime Money Market Fund Principal Amount	Pro forma JPMorgan Liquid Assets Money Market Fund Principal Amount	Security Description	JPMorgan Liquid Assets Money Market Fund Value	One Group Prime Money Market Fund Value	Pro forma JPMorgan Liquid Assets Money Market Fund Value
20,000		20,000	Banco Bilbao Vizcaya Argentaria SA (Spain) (Yankee), 1.10%, 07/16/04	20,000		20,000
25,000		25,000	Banco Bilbao Vizcaya Argentaria SA (Spain) (Yankee), 1.09%, 09/20/04	25,000		25,000
25,000		25,000	Banco Santander Central Hispano SA (Spain) (Yankee), 1.11%, 07/26/04	25,000		25,000
25,000		25,000	Barclays Bank PLC/New York (Yankee), 1.30%, 12/01/04	24,998		24,998
50,000		50,000	Bayerische Landesbank Girozentrale (Germany) (Yankee), 1.08%, 09/09/04	50,001		50,001
50,000		50,000	Calyon Securities (USA), Inc., 1.38%, 09/14/04	50,000		50,000
10,000		10,000	Canadian Imperial Bank of Commerce/New York (Yankee), 1.58%, 12/08/04	9,999		9,999
	225,000	225,000	Canadian Imperial Bank of Commerce/New York (Yankee), 1.29%, 06/15/05		225,000	225,000
11,000		11,000	Credit Suisse First Boston/New York (Yankee), 1.28%, 07/12/04	11,000		11,000
75,000		75,000	Credit Suisse First Boston/New York (Yankee), 1.28%, 10/14/04	75,000		75,000
25,000		25,000	Credit Suisse First Boston/New York (Yankee), 1.60%, 12/13/04	25,000		25,000
	100,000	100,000	Deutsche Bank AG/New York (Yankee), 1.40%, 02/14/05		100,000	100,000
60,000		60,000	Dexia Credit Local (France) (Yankee), 1.07%, 09/13/04	60,000		60,000
25,000		25,000	Fortis Bank/New York (Yankee), 1.41%, 09/03/04	25,000		25,000
50,000		50,000	Landesbank Hessen-Thuringen Girozentrale (Germany) (Yankee), 1.14%, 07/09/04	50,000		50,000
65,000		65,000	Landesbank Hessen-Thuringen Girozentrale (Germany) (Yankee), 1.09%, 07/22/04	65,000		65,000
	100,000	100,000	Landesbank Hessen-Thuringen Girozentrale (Germany) (Yankee), 1.56%, 05/04/05		100,008	100,008
25,000		25,000	Natexis Banques Populaires (France) (Yankee), 1.15%, 10/14/04	25,000		25,000
100,000		100,000	Natexis Banques Populaires (France) (Yankee), 1.00%, 07/01/05	99,970		99,970
30,000		30,000	Norddeutsche Landesbank Girozentrale (Germany) (Yankee), 1.74%, 05/04/05	30,000		30,000
	200,000	200,000	Norddeutsche Landesbank Girozentrale (Germany) (Yankee), 1.41%, 08/05/04		200,001	200,001

See unaudited notes to pro forma financial statements.

12

JPMorgan Liquid Assets Money Market Fund / One Group Prime Money Market Fund

Pro forma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Liquid Assets Money Market Fund Principal Amount	One Group Prime Money Market Fund Principal Amount	Pro forma JPMorgan Liquid Assets Money Market Fund Principal Amount	Security Description	JPMorgan Liquid Assets Money Market Fund Value	One Group Prime Money Market Fund Value	Pro forma JPMorgan Liquid Assets Money Market Fund Value
	50,000	50,000	Norddeutsche Landesbank Girozentrale (Germany) (Yankee), 1.44%, 11/16/04		49,999	49,999
	100,000	100,000	Norddeutsche Landesbank Girozentrale (Germany) (Yankee), 1.44%, 03/01/05		99,990	99,990
100,000		100,000	Nordea Bank Finland PLC (Finland) (Yankee), 2.30%, 06/14/05	99,976		99,976
50,000		50,000	Royal Bank Scotland (United Kingdom), 1.80%, 06/01/05	49,993		49,993
30,000		30,000	Santander Central Hispano SA (Spain) (Yankee), 1.12%, 08/11/04	30,001		30,001
30,000		30,000	Societe Generale (France) (Yankee), 2.49%, 07/15/05	29,991		29,991
25,000		25,000	Societe Generale/New York (Yankee), 1.27%, 10/20/04	25,001		25,001
40,000		40,000	UniCredito Italiano SPA (Italy) (Yankee), 1.10%, 07/15/04	40,000		40,000
75,000		75,000	Unicredito Italiano SPA (Italy) (Yankee), 1.36%, 09/09/04	75,000		75,000
20,000		20,000	Westduetsche Landesbank Girozentrale (Germany) (Yankee), 1.27%, 10/14/04	20,006		20,006
Total Certificates of Deposit (Cost $2,011,435)				1,236,437	774,998	2,011,435

Repurchase Agreements (8.0%)
17,770		17,770	Greenwich Capital Markets, Inc., 1.49%, dated 06/30/04, due 07/01/04, repurchase price $17,771, collateralized by U.S. Government Agency Securities and Commercial Paper Securities	17,770		17,770
	921,868	921,868	Mortgage Backed Joint Repurchase Agreement, 1.06%, dated 06/30/04, due 07/01/04, repurchase price $921,895, collateralized by various U.S. Government Agency Securities		921,868	921,868
Total Repurchase Agreements (Cost $939,638)				17,770	921,868	939,638

Total (Cost $11,823,569) - 100.0%				$3,505,072	$8,318,497	$11,823,569

# - All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.

No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the merger, no securities would need to be sold in order for the acquiring fund to comply with its prospectus restrictions.  The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the funds from buying or selling securities in the normal course of such fund’s business and operations.

See unaudited notes to pro forma financial statements.

13

JPMorgan Liquid Assets Money Market Fund/One Group Prime Money Market Fund

Pro forma Combined Statement of Assets and Liabilities

as of June 30, 2004 (Unaudited)

(Amounts in Thousands, except per share data)

	JPMorgan Liquid Assets Money Market Fund	One Group Prime Money Market Fund	Pro forma Adjustments		Pro forma Combined JPMorgan Liquid Assets Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$3,505,072	$8,318,497			$11,823,569
Total investment securities, at value	3,505,072	8,318,497	—		11,823,569
Cash	1	—			1
Receivables:
Fund shares sold	12	820			832
Interest and dividends	6,645	12,427			19,072
Prepaid expenses	—	48			48
Total Assets	3,511,730	8,331,792	—		11,843,522

LIABILITIES:
Payables:
Dividends	2,965	3,991			6,956
Investment securities purchased	99,970	—			99,970
Fund shares redeemed	—	390			390
Accrued liabilities:
Investment advisory fees	295	2,242			2,537
Administration fees	59	1,102			1,161
Shareholder servicing fees	63	—			63
Distribution fees	—	905			905
Custodian fees	44	—			44
Trustees’ fees - deferred compensation plan	10	—			10
Other	136	2,147			2,283
Total Liabilities	103,542	10,777	—		114,319
Total Net Assets	$3,408,188	$8,321,015	$—		$11,729,203

NET ASSETS:
Paid in capital	$3,408,118	$8,321,016			$11,729,134
Accumulated net realized gain (loss) on investments	70	(1)			69
Total Net Assets	$3,408,188	$8,321,015	$—		$11,729,203
Morgan	$18,540	$—	—		18,540	(a)
Premier	32,847	—	—		32,847	(a)
Agency	455,580	—	—		455,580	(a)
Reserve	—	—	4,372,583		4,372,583	(a)
Class A	—	4,372,583	(4,372,583)		—	(a)
Class B	—	41,540	—		41,540	(a)
Class C	—	8,284	—		8,284	(a)
Class I	—	3,898,608	(3,898,608)		—	(a)
Investor	—	—	3,898,608		3,898,608	(a)
Capital	—	—	2,901,221		2,901,221	(a)
Institutional	2,901,221	—	(2,901,221)		—	(a)
Total Net Assets	$3,408,188	$8,321,015	$—		$11,729,203
Shares of beneficial interest outstanding ($0.001 par value; unlimited number of shares authorized):
Morgan	18,539	—	1	(b)	18,540
Premier	32,846	—	1	(b)	32,847
Agency	455,575	—	5	(b)	455,580
Reserve	—	—	4,372,618	(b)	4,372,618
Class A	—	4,372,618	(4,372,618	)(b)	—
Class B	—	41,539	—		41,539
Class C	—	8,284	—		8,284
Class I	—	3,898,550	(3,898,550	)(b)	—
Investor	—	—	3,898,550	(b)	3,898,550
Capital	—	—	2,901,221	(b)	2,901,221
Institutional	2,901,158	—	(2,901,158	)(b)	—
Net Asset Value:
Morgan (and redemption price)	$1.00	$—			$1.00
Premier (and redemption price)	$1.00	$—			$1.00
Agency (and redemption price)	$1.00	$—			$1.00
Reserve (and redemption price)	$—	$—	$1.00		$1.00
Class A (and redemption price)	$—	$1.00	$(1.00)		$—
Class B *	$—	$1.00			$1.00
Class C *	$—	$1.00			$1.00
Class I (and redemption price)	$—	$1.00	$(1.00)		$—
Investor (and redemption price)	$—	$—	$1.00		$1.00
Capital (and redemption price)	$—	$—	$1.00		$1.00
Institutional (and redemption price)	$1.00	$—	$(1.00)		$—
Cost of investments	$3,505,072	$8,318,497			$11,823,569

*	Redemption price may be reduced by contingent deferred sales charge.
(a)	Reflects total combined net assets due to the merger.
(b)	Reflects the adjustment to the number of shares outstanding due to the merger.

See unaudited notes to pro forma financial statements.

14

JPMorgan Liquid Assets Money Market Fund/

One Group Prime Money Market Fund

Pro forma Combining Statement of Operations

For the twelve months ended June 30, 2004 (Unaudited)

(Amounts in Thousands)

	JPMorgan Liquid Assets Fund	One Group Prime Money Market Fund	Pro forma Adjustments		Pro forma Combining One Group Prime Money Market Fund
Investment Income
Interest income	$35,761	$108,132	$—		$143,893
Dividend income	—	4,392	—		4,392
Total Investment Income	35,761	112,524	—		148,285

Expenses
Investment advisory fees	3,100	33,723	(26,638	)(a)	10,185
Administration fees	3,100	15,541	(8,035	)(a)	10,606
Shareholder servicing fees	3,216	—	29,970	(a)	33,186
Distribution fees	19	13,425	(147	)(a)	13,297
Custodian fees	257	176	66	(b)	499
Interest expense	2	—	—		2
Printing and postage	13	302	(10	)(c)	305
Professional fees	105	167	(44	)(c)	228
Registration expenses	79	104	(10	)(c)	173
Transfer agent fees	150	1,660	(765	)(b)	1,045
Trustees’ fees	45	78	—		123
Other	72	200	—		272
Total expenses	10,158	65,376	(5,613)		69,921
Less: amounts waived	5,096	2,032	(2,019	)(d)	5,109
Less: earnings credits	2	—	—		2
Less: expense reimbursements	—	105	—		105
Net expenses	5,060	63,239	(3,594)		64,705
Net investment income (loss)	30,701	49,285	3,594		83,580

Realized and Unrealized Gain (Loss) on Investments
Net Realized gain (loss) on transactions from:
Investments	149	10	—		159
Net increase (decrease) in net assets from operations	$30,850	$49,295	$3,594		$83,739

(a)   Reflects revised Investment Advisory, Adminstration, Shareholder servicing and distribution fees due to the adoption of the New Fee Structure, which will become effective independent of the merger.

(b)   Reflects revised contractual vendor agreements due to the proposed merger.

(c)   Reflects the elimination of duplicative fund level fees due to the proposed merger.

(d)   Reflects revised contractual expense reductions due to the adoption of the New Fee Structure and the proposed merger.

15

Unaudited Pro Forma Financial Statements

JPMorgan Liquid Assets Money Market Fund/One Group Prime Money Market Fund

Notes to Pro Forma Financial Statements (Unaudited)

1.     Basis of Combination:

The unaudited Pro Forma Combined Portfolio of Investments and Pro Forma Combined Statement of Assets and Liabilities reflect the accounts of JPMorgan Liquid Assets Money Market Fund (“LAMMF”) and One Group Prime Money Market Fund (“PMMF”) as though the acquisition had been effective on June 30, 2004.  The Pro Forma Combining Statement of Operations has been prepared as though the acquisition had been in effect on July 1, 2003.

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of LAMMF in exchange for the shares of PMMF as described in the plan of reorganization. If the reorganization is approved by the shareholders, the surviving fund, PMMF, will be renamed JPMorgan Liquid Assets Money Market Fund.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of LAMMF and PMMF, which have been incorporated by reference from their respective Statements of Additional Information.

2.     Accounting Policies:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.     Tax Status:

Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Funds’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of their distributable net investment income and net realized gains on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

4.     Valuation of Investments:

Money market instruments are valued at amortized cost, which approximates market value. The Trust’s use of amortized cost is subject to the Trust’s compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

5.     Shares of Beneficial Interest:

Under the proposed reorganization, each shareholder of LAMMF would receive shares of PMMF with a value equal to their holding in LAMMF.  Holders of LAMMF Morgan shares, Premier shares, Agency shares and Institutional shares would receive PMMF Morgan shares, Premier shares, Agency shares and Capital shares, respectively.  Therefore, as a result of the proposed reorganization, current shareholders of LAMMF will become shareholders in PMMF Morgan shares, Premier shares, Agency shares and Capital shares.

The Pro Forma net asset value per share assumes the issuance of additional shares of PMMF, which would have been issued on June 30, 2004 in connection with the proposed reorganization.  The amount of additional shares assumed to be effected was calculated based on the June 30, 2004 net assets of LAMMF and the net asset value per share of PMMF.

Amount in thousands, except per share data:

	PMMF Morgan shares	PMMF Premier shares	PMMF Agency shares	PMMF Capital shares
Pro Forma Increase in Shares	18,540	32,847	455,580	2,901,221
Pro Forma Net Assets 6/30/04	$18,540	$32,847	$455,580	$2,901,221
Pro Forma Net Asset Value 6/30/04	$1.00	$1.00	$1.00	$1.00

6.     Pro Forma Operations:

Certain expenses have been adjusted to reflect the expected expenses of the combined entity.  The adjustments are presented for the purpose of illustrating the effect of the adoption of a new fee structure implemented in connection with the overall reorganization of the JPMorgan Funds and One Group Funds and independent of the proposed merger (the “New Fee Structure”) as if the New Fee Structure had taken effect on July 1, 2003.  The merger adjustments represent those adjustments needed to present the results of operations of the combined PMMF as if the proposed merger had taken effect on July 1, 2003.  The resulting Pro Forma Combined PMMF Statement of Operations represents the pro forma results of operations as if both the New Fee Structure and proposed merger had taken effect on July 1, 2003.

The merger adjustments are based on the contractual agreements that will be in effect at February 19, 2005 (the proposed date for the reorganization) at the combined level of average net assets as if the reorganization had been effective on July 1, 2003.

16

JPMorgan Treasury Plus Money Market Fund / One Group U.S. Treasury Securities Money Market Fund

Pro forma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Treasury Plus Money Market Fund Principal Amount	One Group U.S. Treasury Securities Money Market Fund Principal Amount	Pro forma JPMorgan U.S. Treasury Plus Money Market Fund Principal Amount	Security Description	JPMorgan Treasury Plus Money Market Fund Value	One Group U.S. Treasury Securities Money Market Fund Value	Pro forma JPMorgan U.S. Treasury Plus Money Market Fund Value

U.S. Treasury Securities (20.8%)
	$50,000	$50,000	U.S. Treasury Bills, 1.04%, 10/07/04		$49,859	$49,859
$100,000	50,000	150,000	U.S. Treasury Bills, 1.18%, 10/21/04	$99,650	49,820	149,470
	50,000	50,000	U.S. Treasury Bills, 1.34%, 11/18/04		49,739	49,739
	50,000	50,000	U.S. Treasury Bills, 1.36%, 11/26/04		49,720	49,720
	50,000	50,000	U.S. Treasury Bills, 1.72%, 12/16/04		49,610	49,610
	50,000	50,000	U.S. Treasury Bills, 1.70%, 12/23/04		49,598	49,598
	50,000	50,000	U.S. Treasury Bills, 1.74%, 12/30/04		49,573	49,573
	100,000	100,000	U.S. Treasury Notes & Bonds, 2.25%, 07/31/04		100,097	100,097
150,000	100,000	250,000	U.S. Treasury Notes & Bonds, 2.13%, 08/31/04	150,264	100,157	250,421
50,000		50,000	U.S. Treasury Notes & Bonds, 1.88%, 09/30/04	50,107		50,107
30,000		30,000	U.S. Treasury Notes & Bonds, 2.13%, 10/31/04	30,104		30,104
75,000	150,000	225,000	U.S. Treasury Notes & Bonds, 5.88%, 11/15/04	76,344	152,585	228,929
239,000	150,000	389,000	U.S. Treasury Notes & Bonds, 2.00%, 11/30/04	239,851	150,476	390,327
	100,000	100,000	U.S. Treasury Notes & Bonds, 1.75%, 12/31/04		100,234	100,234
65,000		65,000	U.S. Treasury Notes & Bonds, 1.50%, 02/28/05	65,102		65,102
100,000		100,000	U.S. Treasury Notes & Bonds, 1.63%, 03/31/05	100,376		100,376
75,000		75,000	U.S. Treasury Notes & Bonds, 1.63%, 04/30/05	75,000		75,000
73,700		73,700	U.S. Treasury Notes & Bonds, 1.13%, 06/30/05	72,927		72,927
Total U.S. Treasury Securities (Cost $1,911,193)				959,725	951,468	1,911,193

Repurchase Agreements (79.2%)
272,000		272,000	Bear Stearns Companies, Inc., 1.30%, dated 06/30/04, due 07/01/04, repurchase price $272,010, collateralized by U.S. U.S. Treasury Securities	272,000		272,000
	100,000	100,000	Credit Suisse First Boston, Inc., 1.34%, dated 01/28/04, due 02/22/05, repurchase price $101,438, collateralized by various U.S. Treasury Securities		100,000	100,000
	100,000	100,000	Credit Suisse First Boston Inc., 1.36%, dated 01/28/04, due 02/22/05, repurchase price $101,450, collateralized by various U.S. Treasury Securities		100,000	100,000

See unaudited notes to pro forma financial statements.

17

JPMorgan Treasury Plus Money Market Fund / One Group U.S. Treasury Securities Money Market Fund

Pro forma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Treasury Plus Money Market Fund Principal Amount	One Group U.S. Treasury Securities Money Market Fund Principal Amount	Pro forma JPMorgan U.S. Treasury Plus Money Market Fund Principal Amount	Security Description	JPMorgan Treasury Plus Money Market Fund Value	One Group U.S. Treasury Securities Money Market Fund Value	Pro forma JPMorgan U.S. Treasury Plus Money Market Fund Value
	100,000	100,000	Credit Suisse First Boston, Inc., 1.45%, dated 02/06/04, due 03/01/05, repurchase price $101,567, collateralized by various U.S. Treasury Securities		100,000	100,000
	100,000	100,000	Credit Suisse First Boston, Inc., 1.49%, dated 04/08/04, due 05/02/05, repurchase price $101,610, collateralized by various U.S. Treasury Securities		100,000	100,000
387,232		387,232	Deutsche Bank Securities, Inc., 1.30%, dated 06/30/04, due 07/01/04, repurchase price $387,246, collateralized by U.S. Treasury Securities	387,232		387,232
70,000		70,000	Goldman, Sachs & Co., 0.60%, dated 06/30/04, due 07/01/04, repurchase price $70,001, collateralized by U.S. Treasury Securities	70,000		70,000
765,000		765,000	Goldman, Sachs & Co., 1.30% dated 06/30/04, due 07/01/04, repurchase price $765,028, collateralized by U.S. Treasury Securities	765,000		765,000
	475,000	475,000	Government National Mortgage Association Joint Repurchase Agreement, 1.31%, dated 06/30/04, due 07/02/04, repurchase price $475,035, collateralized by various U.S. Government Securities		475,000	475,000
453,997		453,997	Greenwich Capital Markets, Inc., 1.28%, dated 06/30/04, due 07/01/04, repurchase price $454,013, collateralized by U.S. Treasury Securities	453,997		453,997
20,000		20,000	Lehman Brothers, Inc., 1.30%, dated 06/30/04, due 07/01/04, repurchase price $20,001, collateralized by U.S. Treasury Securities	20,000		20,000
740,000		740,000	Morgan Stanley & Co., 1.30%, dated 06/30/04, due 07/01/04, repurchase price $740,027, collateralized by U.S. Government Agency Securities and U.S. Treasury Securities	740,000		740,000
	2,850,806	2,850,806	U.S. Treasury Joint Repurchase Agreement, 1.29%, dated 06/30/04, due 07/01/04, repurchase price $2,850,908, collateralized by various U.S. Treasury Securities		2,850,806	2,850,806
837,000		837,000	UBS Warburg LLC, 1.30%, dated 06/30/04, due 7/01/04, repurchase price $837,030, collateralized by U.S. Treasury Securities	837,000		837,000
Total Repurchase Agreements (Cost $7,271,035)				3,545,229	3,725,806	7,271,035

Total (Cost $9,182,228) - 100.0%				$4,504,954	$4,677,274	$9,182,228

No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the merger, no securities would need to be sold in order for the acquiring fund to comply with its prospectus restrictions.  The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the funds from buying or selling securities in the normal course of such fund’s business and operations.

See unaudited notes to pro forma financial statements.

18

JPMorgan Treasury Plus Money Market Fund/One Group U.S. Treasury Securities Money Market Fund

Pro forma Combined Statement of Assets and Liabilities

as of June 30, 2004 (Unaudited)

(Amounts in Thousands, except per share data)

	JPMorgan Treasury Plus Money Market Fund	One Group U.S. Treasury Securities Money Market Fund	Pro forma Adjustments		Pro forma Combined JPMorgan U.S. Treasury Plus Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$4,504,954	$4,677,274			$9,182,228
Total investment securities, at value	4,504,954	4,677,274	—		9,182,228
Receivables:
Fund shares sold	—	2			2
Interest and dividends	3,444	4,207			7,651
Expense reimbursements	2	—			2
Prepaid expenses	—	26			26
Total Assets	4,508,400	4,681,509	—		9,189,909

LIABILITIES:
Payables:
Dividends	2,093	1,785			3,878
Investment securities purchased	—	49,573			49,573
Fund shares redeemed	—	26			26
Accrued liabilities:
Investment advisory fees	323	1,311			1,634
Administration fees	226	611			837
Shareholder servicing fees	581	—			581
Distribution fees	70	354			424
Custodian fees	42	—			42
Trustees’ fees - deferred compensation plan	161	—			161
Other	174	839			1,013
Total Liabilities	3,670	54,499	—		58,169
Total Net Assets	$4,504,730	$4,627,010	$—		$9,131,740

NET ASSETS:
Paid in capital	$4,504,690	$4,627,010			$9,131,700
Accumulated undistributed (overdistributed) net investment income	(46)	—			(46)
Accumulated net realized gain (loss) on investments	86	—			86
Total Net Assets	$4,504,730	$4,627,010	$—		$9,131,740
Morgan	955,967	—	—		955,967	(a)
Premier	1,283,053	—	—		1,283,053	(a)
Agency	1,072,153	—	—		1,072,153	(a)
Class A	—	1,702,965	(1,702,965)		—	(a)
Class B	—	2,860	—		2,860	(a)
Class C	—	548	—		548	(a)
Class I	—	2,920,637	(2,920,637)		—	(a)
Investor	—	—	2,920,637		2,920,637
Reserve	223,139	—	1,702,965		1,926,104	(a)
Institutional	970,418	—	—		970,418	(a)
Total Net Assets	$4,504,730	$4,627,010	$—		$9,131,740
Shares of beneficial interest outstanding ($0.001 par value; unlimited number of shares authorized):
Morgan	956,020	—	(53	)(b)	955,967
Premier	1,283,120	—	(67	)(b)	1,283,053
Agency	1,072,006	—	147	(b)	1,072,153
Class A	—	1,702,932	(1,702,932	)(b)	—
Class B	—	2,860	—		2,860
Class C	—	548	—		548
Class I	—	2,920,671	(2,920,671	)(b)	—
Investor	—	—	2,920,671	(b)	2,920,671
Reserve	223,155	—	1,702,916	(b)	1,926,071
Institutional	970,440	—	(22	)(b)	970,418
Net Asset Value:
Morgan (and redemption price)	$1.00	$—			$1.00
Premier (and redemption price)	$1.00	$—			$1.00
Agency (and redemption price)	$1.00	$—			$1.00
Class A (and redemption price)	$—	$1.00	(1.00)		$—
Class B *	$—	$1.00			$1.00
Class C *	$—	$1.00			$1.00
Class I (and redemption price)	$—	$1.00	(1.00)		$—
Investor (and redemption price)	$—	$—	1.00		$1.00
Reserve (and redemption price)	$1.00	$—			$1.00
Institutional (and redemption price)	$1.00	$—			$1.00
Cost of investments	$4,504,954	$4,677,274			$9,182,228

*	Redemption price may be reduced by contingent deferred sales charge.
(a)	Reflects total combined net assets due to the merger.
(b)	Reflects the adjustment to the number of shares outstanding due to the merger.

See unaudited notes to pro forma financial statements.

19

JPMorgan Treasury Plus Money Market Fund/

One Group U.S. Treasury Securities Money Market Fund

Pro forma Combining Statement of Operations

For the twelve months ended June 30, 2004 (Unaudited)

(Amounts in Thousands)

	JPMorgan Treasury Plus Money Market Fund	One Group U.S. Treasury Securities Money Market Fund	Pro forma Adjustments		Pro forma Combining JPMorgan U.S. Treasury Plus Money Market Fund
Investment Income
Interest income	$40,206	$57,033	$—		$97,239
Total Investment Income	40,206	57,033	—		97,239

Expenses
Investment advisory fees	3,922	18,801	(15,291	)(a)	7,432
Administration fees	3,922	8,665	(4,849	)(a)	7,738
Shareholder services fees	8,003	—	18,999	(a)	27,002
Distribution fees	1,401	5,372	(11	)(a)	6,762
Custodian fees	287	76	36	(b)	399
Printing and postage	19	101	(10	)(c)	110
Professional fees	120	81	(38	)(c)	163
Registration expenses	544	45	(10	)(c)	579
Transfer agent fees	301	122	(278	)(b)	145
Trustees’ fees	70	28	—		98
Other	142	90	—		232
Total expenses	18,731	33,381	(1,452)		50,660
Less: amounts waived	3,105	43	197	(d)	3,345
Less: expense reimbursements	7	58	—		65
Net expenses	15,619	33,280	(1,649)		47,250
Net investment income (loss)	24,587	23,753	1,649		49,989

Realized and Unrealized Gain (Loss) on Investments
Net Realized gain (loss) on transactions from:
Investments	341	3	—		344
Net increase (decrease) in net assets from operations	$24,928	$23,756	$1,649		$50,333

(a)  Reflects revised Investment Advisory, Adminstration, Shareholder servicing and distribution fees due to the adoption of the New Fee Structure, which will become effective independent of the merger.

(b) Reflects revised contractual vendor agreements due to the proposed merger.

(c)  Reflects the elimination of duplicative fund level fees due to the proposed merger.

(d) Reflects revised contractual expense reductions due to the adoption of the New Fee Structure and the proposed merger.

20

Unaudited Pro Forma Financial Statements

JPMorgan Treasury Plus Money Market Fund/One Group U.S. Treasury Securities Money Market Fund

Notes to Pro Forma Financial Statements (Unaudited)

1.     Basis of Combination:

The unaudited Pro Forma Combined Portfolio of Investments and Pro Forma Combined Statetement of Assets and Liabilities reflect the accounts of JPMorgan Treasury Plus Money Market Fund (“TPMMF”) and One Group U.S. Treasury Securities Money Market Fund (“USTSMMF”) as though the acquisition had been effective on June 30, 2004.  The Pro Forma Combining Statement of Operations has been prepared as though the acquisition had been in effect on July 1, 2003.

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of the TPMMF in exchange for the shares of USTSMMF as described in the plan of reorganization. If the reorganization is approved by the shareholders, the surviving fund, USTSMMF, will be renamed JPMorgan U.S. Treasury Plus Money Market Fund.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of TPMMF and USTSMMF, which have been incorporated by reference in their respective Statements of Additional Information.

2.     Accounting Policies:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.     Tax Status:

Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Funds’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of their distributable net investment income and net realized gains on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

4.     Valuation of Investments:

Money market instruments are valued at amortized cost, which approximates market value. The Trust’s use of amortized cost is subject to the Trust’s compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

5.     Shares of Beneficial Interest:

Under the proposed reorganization, each shareholder of TPMMF would receive shares of USTSMMF with a value equal to their holding in TPMMF.  Holders of TPMMF Morgan shares, Premier shares, Agency shares, Institutional shares, and Reserve shares would receive USTSMMF Morgan shares, Premier shares, Agency shares, Institutional shares, and Class A shares (renamed Reserve shares), respectively.  Therefore, as a result of the proposed reorganization, current shareholders of TPMMF will become shareholders in USTSMMF Morgan shares, Premier shares, Agency shares, Institutional shares, and Reserve shares.

The Pro Forma net asset value per share assumes the issuance of additional shares of USTSMMF, which would have been issued on June 30, 2004 in connection with the proposed reorganization.  The amount of additional shares assumed to be effected was calculated based on the June 30, 2004 net assets of TPMMF and the net asset value per share of USTSMMF.

Amount in thousands, except per share data:

	USTSMMF Morgan shares	USTSMMF Premier shares	USTSMMF Agency shares	USTSMMF Institutional shares	USTSMMF Reserve shares
Pro Forma Increase in Shares	955,967	1,283,053	1,072,153	970,418	223,139
Pro Forma Net Assets 6/30/04	$955,967	$1,283,053	$1,072,153	$970,418	$223,139
Pro Forma Net Asset Value 6/30/04	$1.00	$1.00	$1.00	$1.00	$1.00

6.     Pro Forma Operations:

Certain expenses have been adjusted to reflect the expected expenses of the combined entity.  The adjustments are presented for the purpose of illustrating the effect of the adoption of a new fee structure implemented in connection with the overall reorganization of the JPMorgan Funds and One Group Funds and independent of the proposed merger (the “New Fee Structure”) as if the New Fee Structure had taken effect on July 1, 2003.  The merger adjustments represent those adjustments needed to present the results of operations of the combined USTSMMF as if the proposed merger had taken effect on July 1, 2003.  The resulting Pro Forma Combined USTSMMF Statement of Operations represents the pro forma results of operations as if both the New Fee Structure and proposed merger had taken effect on July 1, 2003.

21

The merger adjustments are based on the contractual agreements that will be in effect at February 19, 2005 (the proposed date for the reorganization) at the combined level of average net assets as if the reorganization had been effective on July 1, 2003.

22

JPMorgan U.S. Government Money Market Fund /One Group Government Money Market Fund

Pro Forma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan U.S. Government Money Market Fund Principal Amount	One Group Government Money Market Fund Principal Amount	Proforma JPMorgan U.S. Government Money Market Fund Principal Amount	Security Description	JPMorgan U.S. Government Money Market Fund Value	One Group Government Money Market Fund Value	Proforma JPMorgan U.S. Government Money Market Fund Value
U.S. Government Agency Securities (77.9%)
$16,455		$16,455	Federal Farm Credit Bank, 1.03%, 07/19/04, DN	$16,447		$16,447
	$100,000	100,000	Federal Farm Credit Bank, 1.00%, 10/14/04, FRN		$99,991	99,991
	270,000	270,000	Federal Farm Credit Bank, 1.22%, 10/28/04, FRN		269,982	269,982
	275,000	275,000	Federal Farm Credit Bank, 1.09%, 02/10/05, FRN		274,984	274,984
	190,000	190,000	Federal Farm Credit Bank, 1.19%, 03/17/05, FRN		189,973	189,973
	105,000	105,000	Federal Farm Credit Bank, 1.06%, 09/02/05, FRN		105,000	105,000
300,000		300,000	Federal Farm Credit Bank, 1.24%, 10/14/05, FRN	299,846		299,846
100,000		100,000	Federal Farm Credit Bank, 1.23%, 12/14/05	99,927		99,927
50,000		50,000	Federal Farm Credit Bank, 1.43%, 12/21/05	49,963		49,963
75,000		75,000	Federal Farm Credit Bank, 1.07%, 04/06/06	74,980		74,980
65,000		65,000	Federal Farm Credit Bank, 1.28%, 04/20/06, FRN	65,000		65,000
	185,000	185,000	Federal Home Loan Bank, 1.00%, 07/14/04, Ser. 388, FRN		184,999	184,999
	50,000	50,000	Federal Home Loan Bank, 1.01%, 07/23/04		49,989	49,989
13,602		13,602	Federal Home Loan Bank, 1.09%, 07/23/04, DN	13,593		13,593
10,425		10,425	Federal Home Loan Bank, 1.07%, 08/24/04, DN	10,408		10,408
25,458		25,458	Federal Home Loan Bank, 1.03%, 09/01/04, DN	25,413		25,413
24,000		24,000	Federal Home Loan Bank, 1.03%, 09/03/04	23,956		23,956
200,000		200,000	Federal Home Loan Bank, 1.42%, 09/20/04, Ser. 412, FRN	199,970		199,970
49,205		49,205	Federal Home Loan Bank, 1.13%, 10/06/04, Ser. VJ04	49,171		49,171
	230,000	230,000	Federal Home Loan Bank, 1.22%, 02/25/05, FRN		229,962	229,962
	85,000	85,000	Federal Home Loan Bank, 1.40%, 02/25/05		85,000	85,000
	146,500	146,500	Federal Home Loan Bank, 1.50%, 03/01/05		146,500	146,500
	140,000	140,000	Federal Home Loan Bank, 1.40%, 03/23/05		140,000	140,000
	140,000	140,000	Federal Home Loan Bank, 1.40%, 03/29/05		140,000	140,000

See unaudited notes to pro forma financial statements.

23

JPMorgan U.S. Government Money Market Fund /One Group Government Money Market Fund

Pro Forma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan U.S. Government Money Market Fund Principal Amount	One Group Government Money Market Fund Principal Amount	Proforma JPMorgan U.S. Government Money Market Fund Principal Amount	Security Description	JPMorgan U.S. Government Money Market Fund Value	One Group Government Money Market Fund Value	Proforma JPMorgan U.S. Government Money Market Fund Value
225,000	135,000	360,000	Federal Home Loan Bank, 1.05%, 04/07/05, Ser. 435, FRN	225,035	134,990	360,025
	100,000	100,000	Federal Home Loan Bank, 1.40%, 04/15/05		99,989	99,989
	95,000	95,000	Federal Home Loan Bank, 1.30%, 04/25/05		95,000	95,000
164,000		164,000	Federal Home Loan Bank, 1.11%, 04/26/05, FRN	164,000		164,000
200,000		200,000	Federal Home Loan Bank, 1.20%, 05/03/05, FRN	200,000		200,000
41,500		41,500	Federal Home Loan Bank, 2.28%, 06/15/05	41,463		41,463
452,400		452,400	Federal Home Loan Bank, 1.25%, 09/08/05, FRN	452,102		452,102
237,675		237,675	Federal Home Loan Bank, 1.34%, 09/12/05, FRN	237,532		237,532
100,000	100,000	200,000	Federal Home Loan Bank, 1.00%, 10/03/05	99,937	99,937	199,874
	250,000	250,000	Federal Home Loan Bank, 1.01%, 10/03/05, FRN		249,889	249,889
110,200		110,200	Federal Home Loan Mortgage Corp., 1.09%, 07/06/04, DN	110,183		110,183
	50,000	50,000	Federal Home Loan Mortgage Corp., 1.33%, 07/15/04		49,974	49,974
100,000		100,000	Federal Home Loan Mortgage Corp., 3.00%, 07/15/04	100,073		100,073
124,225		124,225	Federal Home Loan Mortgage Corp., 1.10%, 07/20/04, DN	124,153		124,153
8,949		8,949	Federal Home Loan Mortgage Corp., 1.10%, 07/21/04, DN	8,944		8,944
168,200		168,200	Federal Home Loan Mortgage Corp., 1.09%, 07/27/04, DN	168,068		168,068
134,200		134,200	Federal Home Loan Mortgage Corp., 1.09%, 08/10/04, DN	134,037		134,037
	100,000	100,000	Federal Home Loan Mortgage Corp., 1.34%, 08/12/04		99,848	99,848
24,490		24,490	Federal Home Loan Mortgage Corp., 1.05%, 08/17/04, DN	24,456		24,456
20,580		20,580	Federal Home Loan Mortgage Corp., 1.07%, 08/18/04, DN	20,551		20,551
18,025		18,025	Federal Home Loan Mortgage Corp., 1.05%, 08/23/04, DN	17,997		17,997
68,595		68,595	Federal Home Loan Mortgage Corp., 1.07%, 08/31/04, DN	68,471		68,471
25,000		25,000	Federal Home Loan Mortgage Corp., .00%, 09/07/04, DN	24,951		24,951
95,700		95,700	Federal Home Loan Mortgage Corp., 1.04%, 09/21/04, DN	95,473		95,473
57,685		57,685	Federal Home Loan Mortgage Corp., 1.15%, 10/12/04, DN	57,495		57,495

See unaudited notes to pro forma financial statements.

24

JPMorgan U.S. Government Money Market Fund /One Group Government Money Market Fund

Pro Forma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan U.S. Government Money Market Fund Principal Amount	One Group Government Money Market Fund Principal Amount	Proforma JPMorgan U.S. Government Money Market Fund Principal Amount	Security Description	JPMorgan U.S. Government Money Market Fund Value	One Group Government Money Market Fund Value	Proforma JPMorgan U.S. Government Money Market Fund Value
180,906		180,906	Federal Home Loan Mortgage Corp., 1.08%, 10/18/04	180,317		180,317
99,575		99,575	Federal Home Loan Mortgage Corp., 1.19%, 10/19/04, DN	99,213		99,213
100,000		100,000	Federal Home Loan Mortgage Corp., 1.08%, 11/01/04	99,631		99,631
100,000		100,000	Federal Home Loan Mortgage Corp., 1.15%, 11/04/04, DN	99,599		99,599
23,679		23,679	Federal Home Loan Mortgage Corp., 1.18%, 11/15/04, DN	23,573		23,573
80,000		80,000	Federal Home Loan Mortgage Corp., 3.25%, 11/15/04	80,612		80,612
100,000		100,000	Federal Home Loan Mortgage Corp., 1.46%, 11/17/04, MTN	100,000		100,000
40,531		40,531	Federal Home Loan Mortgage Corp., 1.19%, 11/22/04, DN	40,338		40,338
50,000		50,000	Federal Home Loan Mortgage Corp., 1.51%, 12/07/04, Ser. 3, MTN	50,003		50,003
212,000		212,000	Federal Home Loan Mortgage Corp., 1.50%, 02/14/05, Ser. 1, MTN, FRN	212,000		212,000
50,000		50,000	Federal Home Loan Mortgage Corp., 2.38%, 07/15/05	49,960		49,960
65,000		65,000	Federal Home Loan Mortgage Corp., 2.40%, 07/15/05	64,978		64,978
50,000		50,000	Federal Home Loan Mortgage Corp., 7.00%, 07/15/05	52,316		52,316
15,520	230,000	245,520	Federal Home Loan Mortgage Corp., 1.37%, 09/09/05, FRN	15,522	230,000	245,522
	220,000	220,000	Federal Home Loan Mortgage Corp., 1.10%, 10/07/05, FRN		220,000	220,000
402,000	275,000	677,000	Federal National Mortgage Assocation, 1.00%, 09/10/04, FRN	401,955	274,985	676,940
290,000		290,000	Federal National Mortgage Association, 1.06%, 07/28/04, DN	289,769		289,769
250,000		250,000	Federal National Mortgage Association, 1.04%, 07/30/04, FRN	249,985		249,985
50,000		50,000	Federal National Mortgage Association, 1.10%, 07/30/04, DN	49,956		49,956
	300,000	300,000	Federal National Mortgage Association, 1.24%, 08/05/04		299,647	299,647
	300,000	300,000	Federal National Mortgage Association, 1.25%, 08/11/04		299,573	299,573
25,000		25,000	Federal National Mortgage Association, 1.05%, 08/25/04, DN	24,960		24,960
10,000		10,000	Federal National Mortgage Association, 1.09%, 09/01/04, DN	9,981		9,981

See unaudited notes to pro forma financial statements.

25

JPMorgan U.S. Government Money Market Fund /One Group Government Money Market Fund

Pro Forma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan U.S. Government Money Market Fund Principal Amount	One Group Government Money Market Fund Principal Amount	Proforma JPMorgan U.S. Government Money Market Fund Principal Amount	Security Description	JPMorgan U.S. Government Money Market Fund Value	One Group Government Money Market Fund Value	Proforma JPMorgan U.S. Government Money Market Fund Value
400,000		400,000	Federal National Mortgage Association, 1.35%, 09/10/04, FRN	400,021		400,021
	62,495	62,495	Federal National Mortgage Association, 3.50%, 09/15/04		62,775	62,775
	95,000	95,000	Federal National Mortgage Association, 1.28%, 09/17/04		94,737	94,737
100,000		100,000	Federal National Mortgage Association, 1.21%, 10/13/04, DN	99,650		99,650
115,110		115,110	Federal National Mortgage Association, 1.20%, 10/20/04, DN	114,684		114,684
50,000		50,000	Federal National Mortgage Association, 1.23%, 10/27/04, DN	49,799		49,799
	180,000	180,000	Federal National Mortgage Association, 1.00%, 10/28/04, FRN		179,982	179,982
200,000		200,000	Federal National Mortgage Association, 1.14%, 11/08/04, DN	199,177		199,177
92,000		92,000	Federal National Mortgage Association, 1.17%, 11/09/04, DN	91,608		91,608
48,500		48,500	Federal National Mortgage Association, 1.30%, 11/12/04, DN	48,266		48,266
	90,000	90,000	Federal National Mortgage Association, 1.60%, 12/29/04		90,000	90,000
	90,000	90,000	Federal National Mortgage Association, 1.63%, 01/03/05		90,000	90,000
	300,000	300,000	Federal National Mortgage Association, 0.98%, 01/10/05,FRN		299,920	299,920
75,000		75,000	Federal National Mortgage Association, 1.07%, 01/28/05, FRN	74,991		74,991
	140,000	140,000	Federal National Mortgage Association, 1.22%, 02/14/05		140,000	140,000
	230,000	230,000	Federal National Mortgage Association, 1.20%, 02/18/05, FRN		229,978	229,978
	115,000	115,000	Federal National Mortgage Association, 1.40%, 02/25/05		115,000	115,000
	115,000	115,000	Federal National Mortgage Association, 1.40%, 05/03/05		115,000	115,000
	90,000	90,000	Federal National Mortgage Association, 1.55%, 05/04/05		90,000	90,000
10,000		10,000	Federal National Mortgage Association, 7.00%, 07/15/05	10,463		10,463
200,000		200,000	Federal National Mortgage Association, 1.21%, 08/29/05, FRN	199,889		199,889
250,000		250,000	Federal National Mortgage Association, 1.23%, 09/06/05, FRN	249,822		249,822

See unaudited notes to pro forma financial statements.

26

JPMorgan U.S. Government Money Market Fund /One Group Government Money Market Fund

Pro Forma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan U.S. Government Money Market Fund Principal Amount	One Group Government Money Market Fund Principal Amount	Proforma JPMorgan U.S. Government Money Market Fund Principal Amount	Security Description	JPMorgan U.S. Government Money Market Fund Value	One Group Government Money Market Fund Value	Proforma JPMorgan U.S. Government Money Market Fund Value
300,000		300,000	Federal National Mortgage Association, 0.98%, 10/03/05	299,754		299,754
140,000		140,000	Federal National Mortgage Association, 1.21%, 12/29/05, FRN	139,877		139,877
61,000		61,000	Student Loan Marketing Association, 3.38%, 07/15/04, MTN	61,052		61,052
25,000		25,000	Student Loan Marketing Association, 3.63%, 09/30/04	25,151		25,151
Total U.S. Government Agency Securities (Cost $13,140,071)				7,562,467	5,577,604	13,140,071

Repurchase Agreements (22.1%)
325,000		325,000	Bear Stearns Companies, Inc., 1.55,% dated 6/30/04, due 07/01/04, repurchase price $325,014, collaterallized by U.S. Government Agency Securities	325,000		325,000
250,000		250,000	Bear Stearns Companies, Inc., 1.55% dated 6/30/04, due 07/01/04, repurchase price $250,011, collaterallized by U.S. Government Agency Securities	250,000		250,000
	100,000	100,000	CS First Boston, 1.54%, dated 3/17/04, due 4/8/05, repurchase price $101,656, collateralized by U.S. Government Agency Securities		100,000	100,000
455,417		455,417	Goldman, Sachs & Co., 1.55%, dated 6/30/04 due 07/01/04, repurchase price $455,437, collateralized by U.S. Government Agency Securities	455,417		455,417
300,000		300,000	Greenwich Capital Markets, Inc., 1.55%, dated 6/30/04,due 07/01/04, repurchase price $300,013,collateralized by U.S. Government Agency Securities	300,000		300,000
	2,304,849	2,304,849	Government Agency Joint Repurchase Agreement, 1.45%, dated 6/30/04, due7/1/04, repurchase price $2,304,942, collateralized by U.S. Government Agency Securities		2,304,849	2,304,849
Total Repurchase Agreements (Cost $3,735,266)				1,330,417	2,404,849	3,735,266

Total (Cost $16,875,337) - 100.0%				$8,892,884	$7,982,453	$16,875,337

See notes to financial statements.

No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the merger, no securities would need to be sold in order for the acquiring fund to comply with its prospectus restrictions.  The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the funds from buying or selling securities in the normal course of such fund’s business and operations.

See unaudited notes to pro forma financial statements.

27

One Group U.S. Government Securities Money Market Fund / One Group Government Money Market Fund

Pro Forma Combined Portfolio of Investments	June 30, 2004

(Amounts in thousands)

(Unaudited)

One Group U.S. Government Securities Money Market Fund Principal Amount	One Group Government Money Market Fund Principal Amount	Proforma JPMorgan U.S. Government Money Market Fund Principal Amount	Security Description	One Group U.S. Government Securities Money Market Fund Value	One Group Government Money Market Fund Value	Proforma JPMorgan U.S. Government Money Market Fund Value
U.S. Government Agency Securities (69.6%)
	$100,000	$100,000	Federal Farm Credit Bank, 1.00%, 10/14/04, FRN		$99,991	$99,991
$30,000	270,000	300,000	Federal Farm Credit Bank, 1.22%, 10/28/04, FRN	$29,998	269,982	299,980
25,000	275,000	300,000	Federal Farm Credit Bank, 1.09%, 02/10/05, FRN	24,998	274,984	299,982
15,000	190,000	205,000	Federal Farm Credit Bank, 1.19%, 03/17/05, FRN	14,998	189,973	204,971
20,000	105,000	125,000	Federal Farm Credit Bank, 1.06%, 09/02/05, FRN	20,000	105,000	125,000
25,000		25,000	Federal Farm Credit Bank, 1.05%, 02/24/06, FRN	25,000		25,000
15,000	185,000	200,000	Federal Home Loan Bank, 1.00%, 07/14/04, Ser. 388, FRN	15,000	184,999	199,999
	50,000	50,000	Federal Home Loan Bank, 1.01%, 07/23/04		49,989	49,989
20,000	230,000	250,000	Federal Home Loan Bank, 1.22%, 02/25/05, FRN	19,996	229,962	249,958
5,000	85,000	90,000	Federal Home Loan Bank, 1.40%, 02/25/05	5,000	85,000	90,000
10,000	146,500	156,500	Federal Home Loan Bank, 1.50%, 03/01/05	10,000	146,500	156,500
10,000	140,000	150,000	Federal Home Loan Bank, 1.40%, 03/23/05	10,000	140,000	150,000
10,000	140,000	150,000	Federal Home Loan Bank, 1.40%, 03/29/05	10,000	140,000	150,000
15,000	135,000	150,000	Federal Home Loan Bank, 1.05%, 04/07/05, Ser. 435, FRN	14,999	134,990	149,989
	100,000	100,000	Federal Home Loan Bank, 1.40%, 04/15/05		99,989	99,989
5,000	95,000	100,000	Federal Home Loan Bank, 1.30%, 04/25/05	5,000	95,000	100,000
10,000		10,000	Federal Home Loan Bank, 1.55%, 05/04/05	10,000		10,000
	100,000	100,000	Federal Home Loan Bank, 1.00%, 10/03/05		99,937	99,937
	250,000	250,000	Federal Home Loan Bank, 1.01%, 10/03/05, FRN		249,889	249,889
	50,000	50,000	Federal Home Loan Mortgage Corp., 1.33%, 07/15/04		49,974	49,974
10,000	100,000	110,000	Federal Home Loan Mortgage Corp., 1.34%, 08/12/04	9,985	99,848	109,833
20,000	230,000	250,000	Federal Home Loan Mortgage Corp., 1.37%, 09/09/05, FRN	20,000	230,000	250,000
20,000	220,000	240,000	Federal Home Loan Mortgage Corp., 1.10%, 10/07/05, FRN	20,000	220,000	240,000
25,000	275,000	300,000	Federal National Mortgage Assocation, 1.00%, 09/10/04, FRN	24,999	274,985	299,984

See unaudited notes to pro forma financial statements.

28

One Group U.S. Government Securities Money Market Fund / One Group Government Money Market Fund

Pro Forma Combined Portfolio of Investments	June 30, 2004

(Amounts in thousands)

(Unaudited)

One Group U.S. Government Securities Money Market Fund Principal Amount	One Group Government Money Market Fund Principal Amount	Proforma JPMorgan U.S. Government Money Market Fund Principal Amount	Security Description	One Group U.S. Government Securities Money Market Fund Value	One Group Government Money Market Fund Value	Proforma JPMorgan U.S. Government Money Market Fund Value
25,000	300,000	325,000	Federal National Mortgage Association, 1.24%, 08/05/04	24,971	299,647	324,618
25,000	300,000	325,000	Federal National Mortgage Association, 1.25%, 08/11/04	24,964	299,573	324,537
	62,495	62,495	Federal National Mortgage Association, 3.50%, 09/15/04		62,775	62,775
13,100	95,000	108,100	Federal National Mortgage Association, 1.28%, 09/17/04	13,064	94,737	107,801
20,000	180,000	200,000	Federal National Mortgage Association, 1.00%, 10/28/04, FRN	19,998	179,982	199,980
10,000	90,000	100,000	Federal National Mortgage Association, 1.60%, 12/29/04	10,000	90,000	100,000
10,000	90,000	100,000	Federal National Mortgage Association, 1.63%, 01/03/05	10,000	90,000	100,000
	300,000	300,000	Federal National Mortgage Association, 0.98%, 01/10/05, FRN		299,920	299,920
10,000	140,000	150,000	Federal National Mortgage Association, 1.22%, 02/14/05	10,000	140,000	150,000
20,000	230,000	250,000	Federal National Mortgage Association, 1.20%, 02/18/05, FRN	19,998	229,978	249,976
10,000	115,000	125,000	Federal National Mortgage Association, 1.40%, 02/25/05	10,000	115,000	125,000
35,000	115,000	150,000	Federal National Mortgage Association, 1.40%, 05/03/05	35,000	115,000	150,000
10,000	90,000	100,000	Federal National Mortgage Association, 1.55%, 05/04/05	10,000	90,000	100,000
Total U.S. Government Agency Securities (Cost $6,055,572)				477,968	5,577,604	6,055,572

Repurchase Agreements (30.4%)
	100,000	100,000	CS First Boston, 1.54%, dated 3/17/04, due 4/8/05, repurchase price $101,656, collateralized by U.S. Government Agency Securities		100,000	100,000
150,000		150,000	Mortgage Backed Joint Repurchase Agreement, 1.55%, dated 6/30/04, due 07/01/04, repurchase price $150,006, collateralized by U.S. Government Agency Securities	150,000		150,000
84,442	2,304,849	2,389,291	Government Agency Joint Repurchase Agreement, 1.45%, dated 6/30/04, due 7/1/04, repurchase price $2,389,387, collateralized by U.S. Government Agency Securities	84,442	2,304,849	2,389,291
Total Repurchase Agreements (Cost $2,639,291)				234,442	2,404,849	2,639,291

Total (Cost $8,694,863) - 100.0%				$712,410	$7,982,453	$8,694,863

No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the merger, no securities would need to be sold in order for the acquiring fund to comply with its prospectus restrictions.  The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the funds from buying or selling securities in the normal course of such fund’s business and operations.

See unaudited notes to pro forma financial statements.

29

OG Government Money Market Fund / One Group U.S. Government Money Market Fund / JPMorgan U.S. Government Money Market Fund

Pro Forma Combined Portfolio of Investments	June 30, 2004

(Amounts in thousands)

(Unaudited)

One Group U.S. Government Securities Money Market Fund Principal Amount	JPMorgan U.S. Government Money Market Fund Principal Amount	One Group Government Money Market Fund Principal Amount	Pro Forma JPMorgan U.S. Government Money Market Fund Principal Amount	Security Description	One Group U.S. Government Securities Money Fund Value	JPMorgan U.S. Government Money Fund Value	One Group Government Money Fund Value	Pro Forma JPMorgan U.S. Government Money Market Fund Value
U.S. Government Agency Securities (77.4%)
		$100,000	100,000	Federal Farm Credit Bank, 1.00%, 10/14/04, FRN			$99,991	$99,991
	$16,455		16,455	Federal Farm Credit Bank, 1.03%, 7/19/04, DN		$16,447		16,447
$25,000			25,000	Federal Farm Credit Bank, 1.05%, 2/24/06, FRN	$25,000			25,000
20,000		105,000	125,000	Federal Farm Credit Bank, 1.06%, 9/2/05, FRN	20,000		105,000	125,000
	75,000		75,000	Federal Farm Credit Bank, 1.07%, 4/6/06		74,980		74,980
25,000		275,000	300,000	Federal Farm Credit Bank, 1.09%, 2/10/05, FRN	24,998		274,984	299,982
15,000		190,000	205,000	Federal Farm Credit Bank, 1.19%, 3/17/05, FRN	14,998		189,973	204,971
30,000		270,000	300,000	Federal Farm Credit Bank, 1.22%, 10/28/04, FRN	29,998		269,982	299,980
	100,000		100,000	Federal Farm Credit Bank, 1.23%, 12/14/05		99,927		99,927
	300,000		300,000	Federal Farm Credit Bank, 1.24%, 10/14/05, FRN		299,846		299,846
	65,000		65,000	Federal Farm Credit Bank, 1.28%, 4/20/06, FRN		65,000		65,000
	50,000		50,000	Federal Farm Credit Bank, 1.43%, 12/21/05%		49,963		49,963
15,000		185,000	200,000	Federal Home Loan Bank, 1.00%, 7/14/04, Ser. 388, FRN	15,000		184,999	199,999
	100,000	100,000	200,000	Federal Home Loan Bank, 1.00%, 10/3/05		99,937	99,937	199,874
		250,000	250,000	Federal Home Loan Bank, 1.01%, 10/3/05, FRN			249,889	249,889
		50,000	50,000	Federal Home Loan Bank, 1.01%, 7/23/04			49,989	49,989
	25,458		25,458	Federal Home Loan Bank, 1.03%, 9/1/04, DN		25,413		25,413
	24,000		24,000	Federal Home Loan Bank, 1.03%, 9/3/04, DN		23,956		23,956
15,000	225,000	135,000	375,000	Federal Home Loan Bank, 1.05%, 4/7/05, Ser. 435, FRN	14,999	225,035	134,990	375,024
	10,425		10,425	Federal Home Loan Bank, 1.07%, 8/24/04, DN		10,408		10,408
	13,602		13,602	Federal Home Loan Bank, 1.09%, 7/23/04, DN		13,593		13,593
	164,000		164,000	Federal Home Loan Bank, 1.11%, 4/26/05, FRN		164,000		164,000
	49,205		49,205	Federal Home Loan Bank, 1.13%, 10/6/04, Ser. VJ04		49,171		49,171
	200,000		200,000	Federal Home Loan Bank, 1.20%, 5/3/05, FRN		200,000		200,000
20,000		230,000	250,000	Federal Home Loan Bank, 1.22%, 2/25/05, FRN	19,996		229,962	249,958
	452,400		452,400	Federal Home Loan Bank, 1.25%, 9/8/05, FRN		452,102		452,102
5,000		95,000	100,000	Federal Home Loan Bank, 1.30%, 4/25/05	5,000		95,000	100,000
	237,675		237,675	Federal Home Loan Bank, 1.34%, 9/12/05, FRN		237,532		237,532
5,000		85,000	90,000	Federal Home Loan Bank, 1.40%, 2/25/05	5,000		85,000	90,000
10,000		140,000	150,000	Federal Home Loan Bank, 1.40%, 3/23/05	10,000		140,000	150,000
10,000		140,000	150,000	Federal Home Loan Bank, 1.40%, 3/29/05	10,000		140,000	150,000
		100,000	100,000	Federal Home Loan Bank, 1.40%, 4/15/05			99,989	99,989
	200,000		200,000	Federal Home Loan Bank, 1.42%, 9/20/04, Ser. 412, FRN		199,970		199,970
10,000		146,500	156,500	Federal Home Loan Bank, 1.50%, 3/1/05	10,000		146,500	156,500
10,000			10,000	Federal Home Loan Bank, 1.55%, 5/4/05	10,000			10,000
	41,500		41,500	Federal Home Loan Bank, 2.28%, 6/15/05		41,463		41,463
	25,000		25,000	Federal Home Loan Mortgage Corp., 1.03%, 9/7/04, DN		24,951		24,951
	95,700		95,700	Federal Home Loan Mortgage Corp., 1.04%, 9/21/04, DN		95,473		95,473
	24,490		24,490	Federal Home Loan Mortgage Corp., 1.05%, 8/17/04, DN		24,456		24,456
	18,025		18,025	Federal Home Loan Mortgage Corp., 1.05%, 8/23/04, DN		17,997		17,997
	20,580		20,580	Federal Home Loan Mortgage Corp., 1.07%, 8/18/04, DN		20,551		20,551
	68,595		68,595	Federal Home Loan Mortgage Corp., 1.07%, 8/31/04, DN		68,471		68,471
	180,906		180,906	Federal Home Loan Mortgage Corp., 1.08%, 10/18/04		180,317		180,317
	100,000		100,000	Federal Home Loan Mortgage Corp., 1.08%, 11/1/04		99,631		99,631
	168,200		168,200	Federal Home Loan Mortgage Corp., 1.09%, 7/27/04, DN		168,068		168,068
	110,200		110,200	Federal Home Loan Mortgage Corp., 1.09%, 7/6/04, DN		110,183		110,183

See unaudited notes to pro forma financial statements.

30

OG Government Money Market Fund / One Group U.S. Government Money Market Fund / JPMorgan U.S. Government Money Market Fund

Pro Forma Combined Portfolio of Investments	June 30, 2004

(Amounts in thousands)

(Unaudited)

One Group U.S. Government Securities Money Market Fund Principal Amount	JPMorgan U.S. Government Money Market Fund Principal Amount	One Group Government Money Market Fund Principal Amount	Pro Forma JPMorgan U.S. Government Money Market Fund Principal Amount	Security Description	One Group U.S. Government Securities Money Fund Value	JPMorgan U.S. Government Money Fund Value	One Group Government Money Fund Value	Pro Forma JPMorgan U.S. Government Money Market Fund Value
	134,200		134,200	Federal Home Loan Mortgage Corp., 1.09%, 8/10/04, DN		134,037		134,037
20,000		220,000	240,000	Federal Home Loan Mortgage Corp., 1.10%, 10/7/05, FRN	20,000		220,000	240,000
	124,225		124,225	Federal Home Loan Mortgage Corp., 1.10%, 7/20/04,DN		124,153		124,153
	8,949		8,949	Federal Home Loan Mortgage Corp., 1.10%, 7/21/04, DN		8,944		8,944
	57,685		57,685	Federal Home Loan Mortgage Corp., 1.15%, 10/12/04, DN		57,495		57,495
	23,679		23,679	Federal Home Loan Mortgage Corp., 1.18%, 11/15/04, DN		23,573		23,573
	100,000		100,000	Federal Home Loan Mortgage Corp., 1.15%, 11/4/04, DN		99,599		99,599
	99,575		99,575	Federal Home Loan Mortgage Corp., 1.19%, 10/19/04, DN		99,213		99,213
	40,531		40,531	Federal Home Loan Mortgage Corp., 1.19%, 11/22/04, DN		40,338		40,338
10,000		100,000	110,000	Federal Home Loan Mortgage Corp., 1.34%, 8/12/04	9,985		99,848	109,833
		50,000	50,000	Federal Home Loan Mortgage Corp., 1.33%, 7/15/04			49,974	49,974
20,000	15,520	230,000	265,520	Federal Home Loan Mortgage Corp., 1.37%, 9/9/05, FRN	20,000	15,522	230,000	265,522
	100,000		100,000	Federal Home Loan Mortgage Corp., 1.46%, 11/17/04, MTN		100,000		100,000
	212,000		212,000	Federal Home Loan Mortgage Corp., 1.50%, 2/14/05, Ser. 1, MTN, FRN		212,000		212,000
	50,000		50,000	Federal Home Loan Mortgage Corp., 1.51%, 12/7/04, Ser.3, MTN		50,003		50,003
	50,000		50,000	Federal Home Loan Mortgage Corp., 2.38%, 7/15/05		49,960		49,960
	65,000		65,000	Federal Home Loan Mortgage Corp., 2.40%, 7/15/05		64,978		64,978
	100,000		100,000	Federal Home Loan Mortgage Corp., 3.00%, 7/15/04		100,073		100,073
	80,000		80,000	Federal Home Loan Mortgage Corp., 3.25%, 11/15/04		80,612		80,612
	50,000		50,000	Federal Home Loan Mortgage Corp., 7.00%, 7/15/05		52,316		52,316
		300,000	300,000	Federal National Mortgage Association, 0.98%, 1/10/05, FRN			299,920	299,920
	300,000		300,000	Federal National Mortgage Association, 0.98%, 10/3/05		299,754		299,754
20,000		180,000	200,000	Federal National Mortgage Association, 1.00%, 10/28/04, FRN	19,998		179,982	199,980
25,000	402,000	275,000	702,000	Federal National Mortgage Association, 1.00%, 9/10/04, FRN	24,999	401,955	274,985	701,939
	10,000		10,000	Federal National Mortgage Association, 1.09%, 9/1/04, DN		9,981		9,981
	250,000		250,000	Federal National Mortgage Association, 1.04%, 7/30/04, FRN		249,985		249,985
	25,000		25,000	Federal National Mortgage Association, 1.05%, 8/25/04, DN		24,960		24,960
	290,000		290,000	Federal National Mortgage Association, 1.06%, 7/28/04, DN		289,769		289,769
	75,000		75,000	Federal National Mortgage Association, 1.07%, 1/28/05, FRN		74,991		74,991
	50,000		50,000	Federal National Mortgage Association, 1.10%, 7/30/04, DN		49,956		49,956
	200,000		200,000	Federal National Mortgage Association, 1.14%, 11/8/04, DN		199,177		199,177
	92,000		92,000	Federal National Mortgage Association, 1.17%, 11/9/04, DN		91,608		91,608
	115,110		115,110	Federal National Mortgage Association, 1.20%, 10/20/04, DN		114,684		114,684
20,000		230,000	250,000	Federal National Mortgage Association, 1.20%, 2/18/05, FRN	19,998		229,978	249,976
	100,000		100,000	Federal National Mortgage Association, 1.21%, 10/13/04, DN		99,650		99,650
	140,000		140,000	Federal National Mortgage Association, 1.21%, 12/29/05, FRN		139,877		139,877
	200,000		200,000	Federal National Mortgage Association, 1.21%, 8/29/05, FRN		199,889		199,889
10,000		140,000	150,000	Federal National Mortgage Association, 1.22%, 2/14/05	10,000		140,000	150,000
	50,000		50,000	Federal National Mortgage Association, 1.23%, 10/27/04, DN		49,799		49,799
	250,000		250,000	Federal National Mortgage Association, 1.23%, 9/6/05, FRN		249,822		249,822
25,000		300,000	325,000	Federal National Mortgage Association, 1.24%, 8/5/04	24,971		299,647	324,618
25,000		300,000	325,000	Federal National Mortgage Association, 1.25%, 8/11/04	24,964		299,573	324,537
13,100		95,000	108,100	Federal National Mortgage Association, 1.28%, 9/17/04	13,064		94,737	107,801
	48,500		48,500	Federal National Mortgage Association, 1.30%, 11/12/04, DN		48,266		48,266
	400,000		400,000	Federal National Mortgage Association, 1.35%, 9/10/04, FRN		400,021		400,021
10,000		115,000	125,000	Federal National Mortgage Association, 1.40%, 2/25/05	10,000		115,000	125,000
35,000		115,000	150,000	Federal National Mortgage Association, 1.40%, 5/3/05	35,000		115,000	150,000
10,000		90,000	100,000	Federal National Mortgage Association, 1.55%, 5/4/05	10,000		90,000	100,000
10,000		90,000	100,000	Federal National Mortgage Association, 1.60%, 12/29/04	10,000		90,000	100,000
10,000		90,000	100,000	Federal National Mortgage Association, 1.63%, 1/3/05	10,000		90,000	100,000
		62,495	62,495	Federal National Mortgage Association, 3.50%, 9/15/04			62,775	62,775
	10,000		10,000	Federal National Mortgage Association, 7.00%, 7/15/05		10,463		10,463
	61,000		61,000	Student Loan Marketing Association, 3.38%, 7/15/04, MTN		61,052		61,052
	25,000		25,000	Student Loan Marketing Association, 3.63%, 9/30/04		25,151		25,151
Total U.S. Government Agency Securities (Cost $13,618,039)					477,968	7,562,467	5,577,604	13,618,039

See unaudited notes to pro forma financial statements.

31

OG Government Money Market Fund / One Group U.S. Government Money Market Fund / JPMorgan U.S. Government Money Market Fund

Pro Forma Combined Portfolio of Investments	June 30, 2004

(Amounts in thousands)

(Unaudited)

One Group U.S. Government Securities Money Market Fund Principal Amount	JPMorgan U.S. Government Money Market Fund Principal Amount	One Group Government Money Market Fund Principal Amount	Pro Forma JPMorgan U.S. Government Money Market Fund Principal Amount	Security Description	One Group U.S. Government Securities Money Fund Value	JPMorgan U.S. Government Money Fund Value	One Group Government Money Fund Value	Pro Forma JPMorgan U.S. Government Money Market Fund Value
Repurchase Agreements (22.6%)
	250,000		250,000	Bear Stearns Companies, Inc., 1.55%, dated 6/30/04, due 7/1/04, repurchase price $250,011, collateralized by U.S. Government Agency Securities		250,000		250,000
	325,000		325,000	Bear Stearns Companies, Inc., 1.55%, dated 6/30/04, due 7/1/04, repurchase price $325,014, collateralized by U.S. Government Agency Securities		325,000		325,000
		100,000	100,000	CS First Boston, 1.54%, dated 3/17/04, due 4/8/05, repurchase price $101,656, collateralized by U.S. Government Agency Securities			100,000	100,000
	455,417		455,417	Goldman, Sachs & Co., 1.55%, dated 6/30/04, due 7/1/04, repurchase price $455,437, collateralized by U.S. Government Agency Securities		455,417		455,417
	300,000		300,000	Greenwich Capital Markets, Inc., 1.55%, dated 6/30/04, due 7/1/04, repurchase price $300,013, collateralized by U.S. Government Agency Securities		300,000		300,000
150,000			150,000	Mortgage Backed Joint Repurchase Agreement, 1.55%, dated 6/30/04,150,000 due 7/1/04, repurchase price $105,006, collateralized by U.S. Government Agency Securities	150,000			150,000
84,442		2,304,849	2,389,291	Government Agency Joint Repurchase Agreement, 1.45%, dated84,442 6/30/04, due 7/1/04, repurchase price $2,389,387, collateralized by U. S. Government Securities	84,442		2,304,849	2,389,291

Total Repurchase Agreements (Cost $3,969,708)					234,442	1,330,417	2,404,849	3,969,708

Total Investments — 100.0% (Cost $17,587,747)					$712,410	$8,892,884	$7,982,453	$17,587,747

No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the merger, no securities would need to be sold in order for the acquiring fund to comply with its prospectus restrictions.  The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the funds from buying or selling securities in the normal course of such fund’s business and operations.

See unaudited notes to pro forma financial statements.

32

JPMorgan U.S. Government Money Market Fund/One Group U.S. Government Securities

Money Market Fund/One Group Government Money Market Fund

Pro forma Combined Statement of Assets and Liabilities

as of June 30, 2004 (Unaudited)

(Amounts in Thousands, except per share data)

	JPMorgan U.S. Government Money Market Fund	One Group U.S. Government Securities Money Market Fund	One Group Government Money Market Fund	Pro forma Adjustments		Pro forma Combined JPMorgan U.S. Government Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$8,892,884	$712,410	$7,982,453			$17,587,747
Total investment securities, at value	8,892,884	712,410	7,982,453	—		17,587,747
Cash	—	1	1			2
Receivables:
Fund shares sold	6	—	—			6
Interest and dividends	11,458	722	9,849			22,029
Prepaid expenses	—	4	57			61
Total Assets	8,904,348	713,137	7,992,360	—		17,609,845

LIABILITIES:
Payables:
Dividends	5,643	254	6,993			12,890
Accrued liabilities:
Investment advisory fees	744	208	574			1,526
Administration fees	298	98	359			755
Shareholder servicing fees	1,267	—	158			1,425
Distribution fees	126	129	—			255
Custodian fees	99	—	—			99
Trustees’ fees - deferred compensation plan	424	—	—			424
Other	(385)	136	247			(2)
Total Liabilities	8,216	825	8,331	—		17,372
Total Net Assets	$8,896,132	$712,312	$7,984,029	$—		$17,592,473

NET ASSETS:
Paid in capital	$8,896,087	$712,313	$7,984,030			$17,592,430
Accumulated net realized gain (loss) on investments	45	(1)	(1)			43
Total Net Assets	$8,896,132	$712,312	$7,984,029	$—		$17,592,473
Morgan	$2,754,919			$—		$2,754,919	(a)
Premier	552,934			831,204		1,384,138	(a)
Agency	3,935,929			98,212		4,034,141	(a)
Reserve				609,564		609,564	(a)
Capital				7,157,361		7,157,361	(a)
Class A		$609,564		(609,564)		—	(a)
Class I		102,748	$7,157,361	(7,260,109)		—	(a)
Class S			728,456	(728,456)		—	(a)
Administrative			98,212	(98,212)		—	(a)
Institutional	1,652,350			—		1,652,350	(a)
Total Net Assets	$8,896,132	$712,312	$7,984,029	$—		$17,592,473
Shares of beneficial interest outstanding ($0.001 par value; unlimited number of shares authorized):
Morgan	2,754,976			(57	)(b)	2,754,919
Premier	552,924			831,211	(b)	1,384,135
Agency	3,935,896			98,244	(b)	4,034,140
Reserve				609,564	(b)	609,564
Capital				7,157,365	(b)	7,157,365
Class A		609,562		(609,562)		—
Class I		102,752	7,157,365	(7,260,117)		—
Class S			728,453	(728,453)		—
Administrative			98,211	(98,211)		—
Institutional	1,652,333			17	(b)	1,652,350
Net Asset Value:
Morgan (and redemption price)	$1.00					$1.00
Premier (and redemption price)	$1.00					$1.00
Agency (and redemption price)	$1.00					$1.00
Reserve (and redemption price)						$1.00
Capital (and redemption price)						$1.00
Institutional (and redemption price)	$1.00					$1.00
Cost of investments	$8,892,884	$712,410	$7,982,453			$17,587,747

(a)   Reflects total combined net assets due to the merger.

(b)   Reflects the adjustment to the  number of shares outstanding due to the merger.

See unaudited notes to pro forma financial statements.

33

JPMorgan U.S. Government Money Market Fund/One Group Government Money Market Fund

Pro forma Combined Statement of Assets and Liabilities

as of June 30, 2004 (Unaudited)

(Amounts in Thousands, except per share data)

	JPMorgan U.S. Government Money Market Fund	One Group Government Money Market Fund	Pro forma Adjustments		Pro forma Combined JPMorgan U.S. Government Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$8,892,884	$7,982,453			$16,875,337
Total investment securities, at value	8,892,884	7,982,453	—		16,875,337
Cash	—	1			1
Receivables:
Fund shares sold	6	—			6
Interest and dividends	11,458	9,849			21,307
Prepaid expenses	—	57			57
Total Assets	8,904,348	7,992,360	—		16,896,708

LIABILITIES:
Payables:
Dividends	5,643	6,993			12,636
Accrued liabilities:
Investment advisory fees	744	574			1,318
Administration fees	298	359			657
Shareholder servicing fees	1,267	158			1,425
Distribution fees	126	—			126
Custodian fees	99	—			99
Trustees’ fees - deferred compensation plan	424	—			424
Other	(385)	247			(138)
Total Liabilities	8,216	8,331	—		16,547
Total Net Assets	$8,896,132	$7,984,029	$—		$16,880,161

NET ASSETS:
Paid in capital	$8,896,087	$7,984,030			$16,880,117
Accumulated net realized gain (loss) on investments	45	(1)			44
Total Net Assets	$8,896,132	$7,984,029	$—		$16,880,161
Morgan	$2,754,919		$—		$2,754,919	(a)
Premier	552,934		728,456		1,281,390	(a)
Agency	3,935,929		98,212		4,034,141	(a)
Capital			7,157,361		7,157,361	(a)
Class I		$7,157,361	(7,157,361)		—	(a)
Class S		728,456	(728,456)		—	(a)
Administrative		98,212	(98,212)		—	(a)
Institutional	1,652,350		—		1,652,350	(a)
Total Net Assets	$8,896,132	$7,984,029	$—		$16,880,161
Shares of beneficial interest outstanding ($0.001 par value; unlimited number of shares authorized):
Morgan	2,754,976		(57	)(b)	2,754,919
Premier	552,924		728,463	(b)	1,281,387
Agency	3,935,896		98,244	(b)	4,034,140
Capital			7,157,365	(b)	7,157,365
Class I		7,157,365	(7,157,365)		—
Class S		728,453	(728,453)		—
Administrative		98,211	(98,211)		—
Institutional	1,652,333		17	(b)	1,652,350
Net Asset Value:
Morgan (and redemption price)	$1.00				$1.00
Premier (and redemption price)	$1.00				$1.00
Agency (and redemption price)	$1.00				$1.00
Capital (and redemption price)					$1.00
Institutional (and redemption price)	$1.00				$1.00
Cost of investments	$8,892,884	$7,982,453			$16,875,337

(a)   Reflects total combined net assets due to the merger.

(b)   Reflects the adjustment to the  number of shares outstanding due to the merger.

See unaudited notes to pro forma financial statements.

34

One Group U.S. Government Securities Money Market Fund

/One Group Government Money Market Fund

Pro forma Combined Statement of Assets and Liabilities

as of June 30, 2004 (Unaudited)

(Amounts in Thousands, except per share data)

	One Group U.S. Government Securities Money Market Fund	One Group Government Money Market Fund	Pro forma Adjustments		Pro forma Combined JPMorgan U.S. Government Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$712,410	$7,982,453			$8,694,863
Total investment securities, at value	712,410	7,982,453	—		8,694,863
Cash	1	1			2
Receivables:
Interest and dividends	722	9,849			10,571
Prepaid expenses	4	57			61
Total Assets	713,137	7,992,360	—		8,705,497

LIABILITIES:
Payables:
Dividends	254	6,993			7,247
Accrued liabilities:
Investment advisory fees	208	574			782
Administration fees	98	359			457
Shareholder servicing fees	—	158			158
Distribution fees	129	—			129
Other	136	247			383
Total Liabilities	825	8,331	—		9,156
Total Net Assets	$712,312	$7,984,029	$—		$8,696,341

NET ASSETS:
Paid in capital	$712,313	$7,984,030			$8,696,343
Accumulated net realized gain (loss) on investments	(1)	(1)			(2)
Total Net Assets	$712,312	$7,984,029	$—		$8,696,341
Class A	$609,564		$(609,564)		$—	(a)
Class I	102,748	$7,157,361	(7,260,109)		—	(a)
Class S		728,456	(728,456)		—	(a)
Administrative		98,212	(98,212)		—	(a)
Premier			831,204		831,204	(a)
Agency			98,212		98,212	(a)
Reserve			609,564		609,564	(a)
Capital			7,157,361		7,157,361	(a)
Total Net Assets	$712,312	$7,984,029	$—		$8,696,341
Shares of beneficial interest outstanding ($0.001 par value; unlimited number of shares authorized):
Class A	609,562		(609,562)		—
Class I	102,752	7,157,365	(7,260,109)		—
Class S		728,453	(728,453)		—
Administrative		98,211	(98,211)		—
Premier			831,201	(b)	831,201
Agency			98,211	(b)	98,212
Reserve	—	—	609,564	(b)	609,564
Capital	—	—	7,157,365	(b)	7,157,365
Net Asset Value:
Premier (and redemption price)					$1.00
Agency (and redemption price)					$1.00
Reserve (and redemption price)					$1.00
Capital (and redemption price)					$1.00
Cost of investments	$712,410	$7,982,453			$8,694,863

(a)           Reflects total combined net assets due to the merger.

(b)           Reflects the adjustment to the  number of shares outstanding due to the merger.

See unaudited notes to pro forma financial statements.

35

JPMorgan U.S. Government Money Market Fund/One Group U.S. Government Securities

Money Market Fund/One Group Government Money Market Fund

Pro forma Combining Statement of Operations

For the twelve months ended June 30, 2004 (Unaudited)

(Amounts in Thousands)

	JPMorgan U.S. Government Money Market Fund		One Group U.S. Government Securities Money Market Fund	One Group Government Money Market Fund	Pro forma Adjustments		Pro forma Combining JPMorgan U.S. Government Money Market Fund
Investment Income
Interest income	$102,624		$9,626	$113,987	$—		$226,237
Dividend income	—		54	230	—		284
Securities lending (net)	—		—	2	—		2
Total Investment Income	102,624		9,680	114,219	—		226,523

Expenses
Investment advisory fees	9,346		2,950	8,282	(4,155	)(a)	16,423
Administration fees	9,346		1,359	5,176	1,219	(a)	17,100
Shareholder servicing fees	17,603		—	2,112	9,985	(a)	29,700
Distribution fees	3,611		1,738	—	(774	)(a)	4,575
Custodian fees	603		17	244	22	(b)	886
Printing and postage	56		23	61	(20	)(c)	120
Professional fees	184		17	198	(47	)(c)	352
Registration expenses	411		32	237	(20	)(c)	660
Transfer agent fees	585		14	52	(445	)(b)	206
Trustees’ fees	170		6	101	—		277
Other	244		17	254	—		515
Total expenses	42,159		6,173	16,717	5,765		70,814
Less: amounts waived	8,156		43	—	7,789	(d)	15,988
Less: expense reimbursements	—	^	9	112	—		121
Net expenses	34,003		6,121	16,605	(2,024)		54,705
Net investment income (loss)	68,621		3,559	97,614	2,024		171,818

Realized and Unrealized Gain (Loss) on Investments
Net Realized gain (loss) on transactions from:
Investments	34		—	(1)	—		33
Net increase (decrease) in net assets from operations	$68,655		$3,559	$97,613	$2,024		$171,851

(a)  Reflects revised Investment Advisory, Adminstration, Shareholder servicing and distribution fees due to the adoption of the New Fee Structure, which will become effective independent of the merger.

(b) Reflects revised contractual vendor agreements due to the proposed merger.

(c)  Reflects the elimination of duplicative fund level fees due to the proposed merger.

(d) Reflects revised contractual expense reductions due to the adoption of the New Fee Structure and the proposed merger.

^ Amount rounds to less than one thousand.

36

JPMorgan U.S. Government Money Market Fund/

One Group Government Money Market Fund

Pro forma Combining Statement of Operations

For the twelve months ended June 30, 2004 (Unaudited)

(Amounts in Thousands)

	JPMorgan U.S. Government Money Market Fund		One Group Government Money Market Fund	Pro forma Adjustments		Pro forma Combining JPMorgan U.S. Government Money Market Fund
Investment Income
Interest income	$102,624		$113,987	$—		$216,611
Dividend income	—		230	—		230
Securities lending (net)	—		2	—		2
Total Investment Income	102,624		114,219	—		216,843

Expenses
Investment advisory fees	9,346		8,282	(1,879	)(a)	15,749
Administration fees	9,346		5,176	1,876	(a)	16,398
Shareholder servicing fees	17,603		2,112	7,456	(a)	27,171
Distribution fees	3,611		—	(774	)(a)	2,837
Custodian fees	603		244	(1	)(b)	846
Printing and postage	56		61	(10	)(c)	107
Professional fees	184		198	(42	)(c)	340
Registration expenses	411		237	(10	)(c)	638
Transfer agent fees	585		52	(432	)(b)	205
Trustees’ fees	170		101	—		271
Other	244		254	—		498
Total expenses	42,159		16,717	6,184		65,060
Less: amounts waived	8,156		—	7,460	(d)	15,616
Less: expense reimbursements	—	^	112	—		112
Net expenses	34,003		16,605	(1,276)		49,332
Net investment income (loss)	68,621		97,614	1,276		167,511

Realized and Unrealized Gain (Loss) on Investments
Net Realized gain (loss) on transactions from:
Investments	34		(1)	—		33
Net increase (decrease) in net assets from operations	$68,655		$97,613	$1,276		$167,544

(a)  Reflects revised Investment Advisory, Adminstration, Shareholder servicing and distribution fees due to the adoption of the New Fee Structure, which will become effective independent of the merger.

(b) Reflects revised contractual vendor agreements due to the proposed merger.

(c)  Reflects the elimination of duplicative fund level fees due to the proposed merger.

(d) Reflects revised contractual expense reductions due to the adoption of the New Fee Structure and the proposed merger.

^ Amount rounds to less than one thousand.

37

One Group U.S. Government Securities

Money Market Fund/One Group Government Money Market Fund

Pro forma Combining Statement of Operations

For the twelve months ended June 30, 2004 (Unaudited)

(Amounts in Thousands)

	One Group U.S. Government Securities Money Market Fund	One Group Government Money Market Fund	Pro forma Adjustments		Pro forma Combining JPMorgan U.S. Government Money Market Fund
Investment Income
Interest income	$9,626	$113,987	$—		$123,613
Dividend income	54	230	—		284
Securities lending (net)	—	2	—		2
Total Investment Income	9,680	114,219	—		123,899

Expenses
Investment advisory fees	2,950	8,282	(2,276	)(a)	8,956
Administration fees	1,359	5,176	2,790	(a)	9,325
Shareholder servicing fees	—	2,112	7,705	(a)	9,817
Distribution fees	1,738	—	—		1,738
Custodian fees	17	244	250	(b)	511
Printing and postage	23	61	(10	)(c)	74
Professional fees	17	198	—	(c)	215
Registration expenses	32	237	(10	)(c)	259
Transfer agent fees	14	52	(62	)(b)	4
Trustees’ fees	6	101	—		107
Other	17	254	—		271
Total expenses	6,173	16,717	8,387		31,277
Less: amounts waived	43	—	9,135	(d)	9,178
Less: expense reimbursements	9	112	—		121
Net expenses	6,121	16,605	(748)		21,978
Net investment income (loss)	3,559	97,614	748		101,921

Realized and Unrealized Gain (Loss) on Investments
Net Realized gain (loss) on transactions from:
Investments	—	(1)	—		(1)
Net increase (decrease) in net assets from operations	$3,559	$97,613	$748		$101,920

(a)	Reflects revised Investment Advisory, Adminstration, Shareholder servicing and distribution fees due to the adoption of the New Fee Structure, which will become effective independent of the merger.
(b)	Reflects revised contractual vendor agreements due to the proposed merger.
(c)	Reflects the elimination of duplicative fund level fees due to the proposed merger.
(d)	Reflects revised contractual expense reductions due to the adoption of the New Fee Structure and the proposed merger.

38

Unaudited Pro Forma Financial Statements

JPMorgan U.S. Government Money Market Fund/One Group Government Money Market Fund

Notes to Pro Forma Financial Statements (Unaudited)

1.     Basis of Combination:

The unaudited Pro Forma Combined Portfolio of Investments and Pro Forma Combined Statement of Assets and Liabilities reflect the accounts of JPMorgan U.S. Government Money Market Fund (“USGMMF”) and One Group Government Money Market Fund (“GMMF”) as though the acquisition had been effective on June 30, 2004.  The Pro Forma Combining Statement of Operations has been prepared as though the acquisition had been in effect on July 1, 2003.

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of the USGMMF in exchange for the shares of GMMF as described in the plan of reorganization. If the reorganization is approved by the shareholders, the surviving fund, GMMF, will be renamed JPMorgan U.S. Government Money Market Fund.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of USGMMF and GMMF, which have been incorporated by reference in their respective Statements of Additional Information.

2.     Accounting Policies:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.     Tax Status:

Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Funds’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of their distributable net investment income and net realized gains on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

4.     Valuation of Investments:

Money market instruments are valued at amortized cost, which approximates market value. The Trust’s use of amortized cost is subject to the Trust’s compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

5.     Shares of Beneficial Interest:

Under the proposed reorganization, each shareholder of USGMMF would receive shares of GMMF with a value equal to their holding in USGMMF.  Holders of USGMMF Morgan shares, Premier shares, Agency shares and Institutional shares would receive GMMF Morgan shares, Class S shares (renamed Premier shares), Administrative shares (renamed Agency shares) and Institutional shares, respectively.  Therefore, as a result of the proposed reorganization, current shareholders of USGMMF will become shareholders in GMMF Morgan shares, Premier shares, Agency shares and Institutional shares.

The Pro Forma net asset value per share assumes the issuance of additional shares of GMMF, which would have been issued on June 30, 2004 in connection with the proposed reorganization.  The amount of additional shares assumed to be effected was calculated based on the June 30, 2004 net assets of USGMMF and the net asset value per share of GMMF.

Amount in thousands, except per share data:

	GMMF	GMMF	GMMF	GMMF
	Morgan	Premier	Agency	Institutional
	shares	shares	shares	shares
Pro Forma Increase in Shares	2,754,919	552,934	3,935,929	1,652,350
Pro Forma Net Assets 6/30/04	$2,754,919	$552,934	$3,935,929	$1,652,350
Pro Forma Net Asset Value 6/30/04	$1.00	$1.00	$1.00	$1.00

6.     Pro Forma Operations:

Certain expenses have been adjusted to reflect the expected expenses of the combined entity.  The adjustments are presented for the purpose of illustrating the effect of the adoption of a new fee structure implemented in connection with the overall reorganization of the JPMorgan Funds and One Group Funds and independent of the proposed merger (the “New Fee Structure”) as if the New Fee Structure had taken effect on July 1, 2003.  The merger adjustments represent those adjustments needed to present the results of operations of the combined GMMF as if the proposed merger had taken effect on July 1, 2003.  The resulting Pro Forma Combined GMMF Statement of Operations represents the pro forma results of operations as if both the New Fee Structure and proposed merger had taken effect on July 1, 2003.

The merger adjustments are based on the contractual agreements that will be in effect at February 19, 2005 (the proposed date for the reorganization) at the combined level of average net assets as if the reorganization had been effective on July 1, 2003.

39

Unaudited Pro Forma Financial Statements

One Group U.S. Government Securities Money Market Fund/One Group Government Money Market Fund

Notes to Pro Forma Financial Statements (Unaudited)

1.     Basis of Combination:

The unaudited Pro Forma Combining Schedule of Investments and Pro Forma Combining Statetement of Assets and Liabilities reflect the accounts of One Group U.S. Government Securities Money Market Fund (“USGSMMF”) and One Group Government Money Market Fund (“GMMF”) as though the acquisition had been effective on June 30, 2004.  The Pro Forma Statement of Operations has been prepared as though the acquisition had been in effect on July 1, 2003.

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of the USGSMMF in exchange for the shares of GMMF as described in the plan of reorganization. If the reorganization is approved by the shareholders, the surviving fund, GMMF, will be renamed JP Morgan U.S. Government Money Market Fund.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of USGSMMF and GMMF, which have been incorporated by reference in their respective Statements of Additional Information.

2.     Accounting Policies:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.     Tax Status:

Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Funds’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of their distributable net investment income and net realized gains on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

4.     Valuation of Investments:

Money market instruments are valued at amortized cost, which approximates market value. The Trust’s use of amortized cost is subject to the Trust’s compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

5.     Shares of Beneficial Interest:

Under the proposed reorganization, each shareholder of USGSMMF would receive shares of GMMF with a value equal to their holding in USGSMMF.  Holders of USGSMMF Class A shares and Class I shares would receive GMMF Reserve shares and Class S shares (renamed Premier shares), respectively.  Therefore, as a result of the proposed reorganization, current shareholders of USGSMMF will become shareholders in GMMF Reserve shares and Premier shares.

The Pro Forma net asset value per share assumes the issuance of additional shares of GMMF, which would have been issued on June 30, 2004 in connection with the proposed reorganization.  The amount of additional shares assumed to be effected was calculated based on the June 30, 2004 net assets of USGSMMF and the net asset value per share of GMMF.

Amount in thousands, except per share data:

	GMMF Reserve shares	GMMF Premier shares
Pro Forma Increase in Shares	609,564	102,748
Pro Forma Net Assets 6/30/04	$609,564	$102,748
Pro Forma Net Asset Value 6/30/04	$1.00	$1.00

6.     Pro Forma Operations:

Certain expenses have been adjusted to reflect the expected expenses of the combined entity.  The adjustments appearing under the headings “Non-merger related adjustments” are presented for the purpose of illustrating the effect of the adoption of a new fee structure implemented in connection with the overall reorganization of the JP Morgan Funds and One Group Funds and independent of the proposed merger (the “New Fee Structure”) as if the New Fee Structure had taken effect on July 1, 2003.  The Pro Forma Adjustments represent those adjustments needed to present the results of operations of the combined GMMF as if the proposed merger had taken effect on July 1, 2003.  The resulting Pro Forma Combined GMMF Statement of Operations represents the pro forma results of operations as if both the New Fee Structure and proposed merger had taken effect on July 1, 2003.

The merger adjustments (“pro forma adjustments”) are based on the contractual agreements that will be in effect at February 19, 2005 (the proposed date for the reorganization) at the combined level of average net assets as if the reorganization had been effective on July 1, 2003.

40

Unaudited Pro Forma Financial Statements

JPMorgan U.S. Government Money Market Fund/One Group U.S. Government Securities Money Market Fund/One Group Government Money Market Fund

Notes to Pro Forma Financial Statements (Unaudited)

1.     Basis of Combination:

The unaudited Pro Forma Combined Portfolio of Investments and Pro Forma Combined Statetement of Assets and Liabilities reflect the accounts of JPMorgan U.S. Government Money Market Fund (“USGMMF”), One Group U.S. Government Securities Money Market Fund (“USGSMMF”) and One Group Government Money Market Fund (“GMMF”) as though the acquisition had been effective on June 30, 2004.  The Pro Forma Combining Statement of Operations has been prepared as though the acquisition had been in effect on July 1, 2003.

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of the USGMMF and USGSMMF in exchange for the shares of GMMF as described in the plan of reorganization. If the reorganization is approved by the shareholders, the surviving fund, GMMF, will be renamed JPMorgan U.S. Government Money Market Fund.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of USGMMF, USGSMMF and GMMF, which have been incorporated by reference in their respective Statements of Additional Information.

2.     Accounting Policies:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.     Tax Status:

Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Funds’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of their distributable net investment income and net realized gains on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

4.     Valuation of Investments:

Money market instruments are valued at amortized cost, which approximates market value. The Trust’s use of amortized cost is subject to the Trust’s compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

5.     Shares of Beneficial Interest:

Under the proposed reorganization, each shareholder of USGMMF and USGSMMF would receive shares of GMMF with a value equal to their holding in USGMMF and USGSMMF.  Holders of USGMMF and USGSMMF Morgan shares, Premier/Class I shares, Agency shares, Institutional shares, and Class A shares would receive GMMF Morgan shares, Class S shares (renamed Premier shares), Administrative shares (renamed Agency shares), Institutional shares, and Reserve shares, respectively.  Therefore, as a result of the proposed reorganization, current shareholders of USGMMF and USGSMMF will become shareholders in GMMF Morgan shares, Premier shares, Agency shares, Institutional shares, and Reserve shares.

The Pro Forma net asset value per share assumes the issuance of additional shares of GMMF, which would have been issued on June 30, 2004 in connection with the proposed reorganization.  The amount of additional shares assumed to be effected was calculated based on the June 30, 2004 net assets of USGMMF and USGSMMF and the net asset value per share of GMMF.

Amount in thousands, except per share data:

	GMMF	GMMF	GMMF	GMMF	GMMF
	Morgan	Premier	Agency	Institutional	Reserve
	shares	shares	shares	shares	shares
Pro Forma Increase in Shares	2,754,919	655,682	3,935,929	1,652,350	609,564
Pro Forma Net Assets 6/30/04	$2,754,919	$655,682	$3,935,929	$1,652,350	$609,564
Pro Forma Net Asset Value 6/30/04	$1.00	$1.00	$1.00	$1.00	$1.00

6.     Pro Forma Operations:

Certain expenses have been adjusted to reflect the expected expenses of the combined entity.  The adjustments are presented for the purpose of illustrating the effect of the adoption of a new fee structure implemented in connection with the overall reorganization of the JPMorgan Funds and One Group Funds and independent of the proposed merger (the “New Fee Structure”) as if the New Fee Structure had taken effect on July 1, 2003.  The merger adjustments represent those adjustments needed to present the results of operations of the combined GMMF as if the proposed merger had taken effect on July 1, 2003.  The resulting Pro Forma Combined GMMF Statement of Operations represents the pro forma results of operations as if both the New Fee Structure and proposed merger had taken effect on July 1, 2003.

41

The merger adjustments are based on the contractual agreements that will be in effect at February 19, 2005 (the proposed date for the reorganization) at the combined level of average net assets as if the reorganization had been effective on July 1, 2003.

42

FORM OF PROXY

J.P. MORGAN MUTUAL FUND TRUST
JPMorgan Liquid Assets Money Market Fund
JPMorgan Treasury Plus Money Market Fund
JPMorgan U.S. Government Money Market Fund

(collectively, the “JPMorgan Funds”)

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES
FOR THE SPECIAL MEETING OF THE SHAREHOLDERS TO BE HELD ON JANUARY 20, 2005

The undersigned hereby appoints Robert L. Young, Scott E. Richter, Patricia A. Maleski and Andrew P. LeChard, and each of them, attorneys-in-fact and proxies for the undersigned, with full power of substitution, and revocation to represent the undersigned and to vote on behalf of the undersigned all shares of the Funds listed above, which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held at 522 Fifth Avenue, 7th Floor, New York, NY 10036 on January 20, 2005, 9:00 a.m., and at any adjournments thereof.  The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and hereby instructs said attorneys and proxies to vote said shares as indicated hereon.  If no direction is made, this proxy will be voted for Proposal 1.  In their discretion, the attorneys-in-fact and proxies are authorized to vote upon such other business as may properly come before the Special Meeting of Shareholders in person or by substitute (or, if only one shall be so present, then that one) and shall have and may exercise all of the power and authority of said proxies hereunder.  The undersigned hereby revokes any proxy previously given.

PLEASE VOTE, DATE AND SIGN ON REVERSE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.

Note:  Please sign exactly as your name appears on this proxy.  Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.  When signing as attorney, executor, administrator, trustee, guardian or corporate officer, please give your full title.  The undersigned authorizes the proxies to vote and otherwise represent the undersigned on any other matter that may properly come before the Special Meeting or any adjournment or postponement thereof in the discretion of the proxies.

1

IF YOUR ADDRESS HAS CHANGED, PROVIDE YOUR NEW ADDRESS.	DO YOU HAVE ANY COMMENTS?

CONTROL NUMBER:

RECORD DATE SHARES:

Shareholder sign here	Co-Owner sign here

Print Name and Title (if applicable)	Print Name and Title (if applicable)

Date

PLEASE BE SURE TO SIGN AND DATE THIS PROXY CARD AND RETURN
IT PROMPTLY IN THE ENCLOSED ENVELOPE

[X]          PLEASE MARK VOTES AS IN THIS EXAMPLE

Proposal 1 (All Funds)

To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of your JPMorgan Fund in exchange for shares of the corresponding One Group Mutual Fund and the subsequent liquidation of your JPMorgan Fund:

	a.	JPMorgan Liquid Assets Money Market Fund (corresponding One Group Mutual Fund: One Group Prime Money Market Fund)	For ☐	Against ☐	Abstain ☐

	b.	JPMorgan Treasury Plus Money Market Fund (corresponding One Group Mutual Fund: One Group U.S. Treasury Securities Money Market Fund)	For ☐	Against ☐	Abstain ☐

2

c.	JPMorgan U.S. Government Money Market Fund (corresponding One Group Mutual Fund: One Group Government Money Market Fund)	For ☐	Against ☐	Abstain ☐

OR, VOTE BY TELEPHONE

It’s fast, convenient, and immediate!
Call Toll-Free on a Touch-Tone Phone

FOLLOW THESE FOUR EASY STEPS:

1.             READ THE ACCOMPANYING COMBINED PROXY STATEMENT/PROSPECTUS.

2.             CALL THE TOLL-FREE NUMBER
[                  ]
THERE IS NO CHARGE FOR THIS CALL.

3.             ENTER YOUR CONTROL NUMBER LOCATED ON YOUR PROXY CARD.

4.             FOLLOW THE RECORDED INSTRUCTIONS.

YOUR VOTE IS IMPORTANT!
Call [                        ] anytime!

OR, VOTE BY INTERNET
It’s fast, convenient, and your vote is immediately confirmed and posted.

FOLLOW THESE FOUR EASY STEPS:

1.             READ THE ACCOMPANYING COMBINED PROXY STATEMENT/PROSPECTUS.

2.             GO TO THE WEBSITE
http://www.[                                    ]

3.             ENTER YOUR CONTROL NUMBER LOCATED ON YOUR PROXY CARD.

4.             FOLLOW THE INSTRUCTIONS PROVIDED.

YOUR VOTE IS IMPORTANT!
Go to http://www.[                                ] anytime!

DO NOT RETURN YOUR PROXY CARD IF YOU ARE VOTING BY TELEPHONE OR INTERNET

DETACH CARD

3

FORM OF PROXY

ONE GROUP® MUTUAL FUNDS
One Group U.S. Government Securities Money Market Fund

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES
FOR THE SPECIAL MEETING OF THE SHAREHOLDERS TO BE HELD
ON JANUARY 20, 2005

The undersigned hereby appoints Robert L. Young, Scott E. Richter, Patricia A. Maleski and Andrew P. LeChard, and each of them, attorneys-in-fact and proxies for the undersigned, with full power of substitution, and revocation to represent the undersigned and to vote on behalf of the undersigned all shares of the Fund listed above, which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held at 552 Fifth Avenue, New York, New York 10036 on January 20, 2005, 9:00 a.m., and at any adjournments thereof.  The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and hereby instructs said attorneys and proxies to vote said shares as indicated hereon.  If no direction is made, this proxy will be voted FOR Proposal 1.  In their discretion, the attorneys-in-fact and proxies are authorized to vote upon such other business as may properly come before the Special Meeting of Shareholders in person or by substitute (or, if only one shall be so present, then that one) and shall have and may exercise all of the power and authority of said proxies hereunder.  The undersigned hereby revokes any proxy previously given.

PLEASE VOTE, DATE AND SIGN ON REVERSE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.

Note:  Please sign exactly as your name appears on this proxy.  Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.  When signing as attorney, executor, administrator, trustee, guardian or corporate officer, please give your full title.  The undersigned authorizes the proxies to vote and otherwise represent the undersigned on any other matter that may properly come before the Special Meeting or any adjournment or postponement thereof in the discretion of the proxies.

1

IF YOUR ADDRESS HAS CHANGED, PROVIDE YOUR NEW ADDRESS.	DO YOU HAVE ANY COMMENTS?

CONTROL NUMBER:

RECORD DATE SHARES:

Shareholder sign here	Co-Owner sign here

Print Name and Title (if applicable)	Print Name and Title (if applicable)

Date

PLEASE BE SURE TO SIGN AND DATE THIS PROXY CARD AND RETURN IT
PROMPTLY IN THE ENCLOSED ENVELOPE

☒            PLEASE MARK VOTES AS IN THIS EXAMPLE

[Proxy Card to be Developed]

Proposal 1

To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of all of the assets of One Group U.S. Government Securities Money Market Fund in exchange for shares of One Group Government Money Market Fund and the subsequent liquidation of One Group U.S. Government Securities Money Market Fund:

	For ☐	Against ☐	Abstain ☐

OR, VOTE BY TELEPHONE

It’s fast, convenient, and immediate!
Call Toll-Free on a Touch-Tone Phone

2

FOLLOW THESE FOUR EASY STEPS:

1.             READ THE ACCOMPANYING COMBINED PROXY STATEMENT/PROSPECTUS.

2.             CALL THE TOLL-FREE NUMBER
For One Group U.S. Government Securities Money Market Fund 800-762-8449
For JP Morgan Funds 800-762-8415

THERE IS NO CHARGE FOR THIS CALL.

3.             ENTER YOUR CONTROL NUMBER LOCATED ON YOUR PROXY CARD.

4.             FOLLOW THE RECORDED INSTRUCTIONS.

YOUR VOTE IS IMPORTANT!

Call anytime!
For One Group U.S. Government Securities Money Market Fund 800-762-8449
For JP Morgan Funds 800-762-8415

OR, VOTE BY INTERNET

It’s fast, convenient, and your vote is immediately confirmed and posted.

FOLLOW THESE FOUR EASY STEPS:

1.             READ THE ACCOMPANYING COMBINED PROXY STATEMENT/PROSPECTUS.

2.             GO TO THE WEBSITE
http://www.proxyweb.com

3.             ENTER YOUR CONTROL NUMBER LOCATED ON YOUR PROXY CARD.

4.             FOLLOW THE INSTRUCTIONS PROVIDED.

YOUR VOTE IS IMPORTANT!
Go to http://www. proxyweb.com anytime!

DO NOT RETURN YOUR PROXY CARD IF YOU ARE VOTING BY TELEPHONE OR INTERNET

DETACH CARD

3